OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden
hours per response. . . . . . 10.5

                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: 3/31/08


Item 1. Schedule of Investments.


Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 45.6%
Advertising Sales - 0.3%
           196,805    Lamar Advertising Co. - Class A*,#                                                             $    7,071,204
Aerospace and Defense - 1.1%
           925,145    BAE Systems PLC**                                                                                   8,907,148
           106,410    Boeing Co.                                                                                          7,913,712
           180,580    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)*                                               7,134,716
                                                                                                                         23,955,576
Agricultural Chemicals - 4.1%
           254,520    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             39,504,048
            76,104    Syngenta A.G.                                                                                      22,294,545
           542,154    Syngenta A.G. (ADR)                                                                                31,721,431
                                                                                                                         93,520,024
Apparel Manufacturers - 0.6%
         1,055,980    Esprit Holdings, Ltd.                                                                              12,655,144
Athletic Footwear - 0.5%
           179,230    NIKE, Inc. - Class B                                                                               12,187,640
Audio and Video Products - 0.3%
           185,845    Sony Corp. (ADR) **                                                                                 7,446,809
Automotive - Cars and Light Trucks - 0.4%
           177,958    BMW A.G. **                                                                                         9,839,010
Beverages - Non-Alcoholic - 1.1%
           248,290    Coca-Cola Co.                                                                                      15,113,413
           125,831    PepsiCo, Inc.                                                                                       9,084,998
                                                                                                                         24,198,411
Brewery - 1.0%
           267,050    InBev N.V. **,#                                                                                    23,542,646
Building Products - Air and Heating - 0.4%
           205,605    Daikin Industries, Ltd.**                                                                           9,018,733
Casino Hotels - 0.6%
           846,332    Crown, Ltd.*                                                                                        8,138,282
            74,565    MGM Mirage*,#                                                                                       4,382,185
                                                                                                                         12,520,467
Commercial Services - Finance - 0.2%
           174,345    Western Union Co.                                                                                   3,708,318
Computers - 1.2%
            49,480    Apple, Inc.*                                                                                        7,100,380
           373,735    Hewlett-Packard Co.                                                                                17,064,740
            35,305    Research In Motion, Ltd. (U.S. Shares)*                                                             3,962,280
                                                                                                                         28,127,400
Computers - Memory Devices - 1.0%
         1,535,723    EMC Corp.*                                                                                         22,022,268
Cosmetics and Toiletries - 1.6%
           484,755    Avon Products, Inc.                                                                                19,167,213
           241,460    Procter & Gamble Co.                                                                               16,919,102
                                                                                                                         36,086,315
Diversified Operations - 2.6%
         1,078,000    China Merchants Holdings International Company, Ltd.                                                5,162,562
           100,135    Danaher Corp.                                                                                       7,613,264
         1,047,865    General Electric Co.                                                                               38,781,484
         2,943,640    Melco International Development, Ltd.                                                               4,130,956
            35,650    Siemens A.G. **                                                                                     3,898,929
                                                                                                                         59,587,195
E-Commerce/Services - 0.6%
           174,380    eBay, Inc.*                                                                                         5,203,499
           469,310    Liberty Media Corp. - Interactive - Class A*                                                        7,574,664
                                                                                                                         12,778,163
Electric Products - Miscellaneous - 0.2%
            97,805    Emerson Electric Co.                                                                                5,033,045
Electronic Components - Semiconductors - 1.5%
            23,623    Samsung Electronics Company, Ltd.                                                                  15,014,459
           698,979    Texas Instruments, Inc.                                                                            19,760,137
                                                                                                                         34,774,596
Energy - Alternate Sources - 0.1%
            70,480    Suntech Power Holdings Company, Ltd. (ADR)*                                                         2,858,669
Enterprise Software/Services - 1.0%
         1,145,225    Oracle Corp.*                                                                                      22,400,601
Finance - Credit Card - 1.3%
           655,848    American Express Co.                                                                               28,673,675
Finance - Investment Bankers/Brokers - 0.8%
           445,759    JP Morgan Chase & Co.                                                                              19,145,349
Finance - Mortgage Loan Banker - 0.6%
           486,415    Fannie Mae                                                                                         12,802,443
Food - Diversified - 2.0%
           170,750    Kraft Foods, Inc. - Class A                                                                         5,294,958
            80,985    Nestle S.A.                                                                                        40,493,551
                                                                                                                         45,788,509
Hotels and Motels - 0.9%
           379,447    Starwood Hotels & Resorts Worldwide, Inc.                                                          19,636,382
Machinery - General Industrial - 0.3%
        11,101,755    Shanghai Electric Group Company, Ltd. #                                                             6,767,714
Medical - Biomedical and Genetic - 0.4%
           144,155    Celgene Corp.*                                                                                      8,835,260
Medical - Drugs - 3.3%
           389,125    Merck & Company, Inc.                                                                              14,767,294
           289,206    Roche Holding A.G.                                                                                 54,465,087
           122,620    Wyeth                                                                                               5,120,611
                                                                                                                         74,352,992
Medical - HMO - 0.3%
           174,345    Coventry Health Care, Inc.*                                                                         7,034,821
Medical Instruments - 0.2%
            88,510    Medtronic, Inc.                                                                                     4,281,229
Medical Products - 0.2%
            21,840    Nobel Biocare Holding A.G. #                                                                        5,084,871
Multimedia - 0.3%
           406,625    News Corporation, Inc. - Class A                                                                    7,624,219
Oil Companies - Exploration and Production - 1.9%
           580,575    EnCana Corp. (U.S. Shares)                                                                         43,978,556
Oil Companies - Integrated - 3.4%
           635,055    ConocoPhillips                                                                                     48,397,541
           121,905    Hess Corp.                                                                                         10,749,583
           179,837    Suncor Energy, Inc.                                                                                17,386,112
                                                                                                                         76,533,236
Optical Supplies - 0.2%
            38,860    Alcon, Inc. (U.S. Shares)                                                                           5,527,835
Retail - Apparel and Shoe - 0.3%
           174,345    Nordstrom, Inc.                                                                                     5,683,647
Retail - Consumer Electronics - 0.4%
           114,675    Yamada Denki Company, Ltd. **                                                                       9,936,693
Retail - Drug Store - 1.4%
           811,560    CVS/Caremark Corp.                                                                                 32,876,296
Retail - Jewelry - 0.3%
           139,795    Tiffany & Co.                                                                                       5,849,023
Soap and Cleaning Preparations - 1.7%
           683,027    Reckitt Benckiser PLC**                                                                            37,824,614
Telecommunication Equipment - Fiber Optics - 0.7%
           632,956    Corning, Inc.                                                                                      15,216,262
Therapeutics - 0.9%
           393,112    Gilead Sciences, Inc.*                                                                             20,257,061
Tobacco - 1.9%
           583,290    Altria Group, Inc.                                                                                 12,949,038
           583,290    Philip Morris International Inc.*                                                                  29,502,808
                                                                                                                         42,451,846
Transportation - Railroad - 1.1%
           339,586    Canadian National Railway Co. (U.S. Shares)                                                        16,408,796
            65,222    Union Pacific Corp.                                                                                 8,177,534
                                                                                                                         24,586,330
Wireless Equipment - 0.4%
           229,510    QUALCOMM, Inc.                                                                                      9,409,910
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $804,738,887)                                                                                1,033,491,007
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Debt - 7.1%
Agricultural Chemicals - 0%
   $       720,000    Mosaic Co., 6.25%, senior unsecured notes, due 12/1/16 (144A) ***                                     774,000
Applications Software - 0.1%
         2,065,000    Intuit, Inc., 5.75%, senior unsecured notes, due 3/15/17                                            2,000,442
Automotive - Cars and Light Trucks - 0.1%
         2,070,000    General Motors Nova Financial Corp., 6.85%
                      company guaranteed notes, due 10/15/08                                                              2,028,600
Brewery - 0%
           605,000    Anheuser Bush COS, Inc., 5.50%, senior unsecured notes, due 1/15/18                                   625,234
Chemicals - Diversified - 0%
           880,000    E.I. Du Pont De Nemours, 5.00%, senior unsecured notes, 11/5/13                                       916,301
Commercial Banks - 0.2%
         4,265,000    U.S. Bank, 5.70%, subordinated notes, due 12/15/08                                                  4,350,547
Computer Services - 0.1%
         2,090,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                           2,110,900
Consumer Products - Miscellaneous - 0.1%
           950,000    Clorox Co., 5.00%, senior unsecured notes, due 3/1/13                                                 953,243
         2,135,000    Clorox Co., 5.95%, senior unsecured notes, due 10/15/17                                             2,138,015
                                                                                                                          3,091,258
Containers - Metal and Glass - 0.3%
         6,585,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                              6,593,231
Data Processing and Management - 0.2%
         1,740,000    Fiserv, Inc., 6.125%, company guaranteed notes, due 11/20/15                                        1,793,094
         1,740,000    Fiserv, Inc., 6.80%, company guaranteed notes, due 11/20/17                                         1,798,125
                                                                                                                          3,591,219
Diversified Financial Services - 0.1%
         2,835,000    General Electric Capital Corp., 6.75%, senior unsecured notes, due 3/15/32                          3,028,092
Diversified Operations - 0.8%
         2,285,000    Dover Corp., 5.45%, senior unsecured notes, due 3/15/18                                             2,307,640
         1,150,000    Dover Corp., 6.60%, senior unsecured notes, due 3/15/38                                             1,186,683
         8,065,000    General Electric Co., 5.25%, senior unsecured notes, due 12/6/17                                    8,053,870
         1,680,000    Honeywell International, 4.25%, senior unsecured notes, due 3/1/13                                  1,697,008
           930,000    Honeywell International, 5.30%, senior unsecured notes, due 3/1/18                                    953,009
         2,630,000    Textron, Inc., 5.60%, senior unsecured notes, due 12/1/17                                           2,764,622
                                                                                                                         16,962,832
Electric - Generation - 0%
           920,000    Edison Mission Energy, 7.00%, senior unsecured notes, due 5/15/17                                     915,400
Electric - Integrated - 1.2%
         2,475,000    CMS Energy Corp., 6.30%, senior unsecured notes, due 2/1/12                                         2,489,902
         1,145,000    Consumers Energy Company, 5.65%, first mortgage notes, due 9/15/18                                  1,153,948
         1,255,000    Energy Future Holdings, 10.875%, company guaranteed notes, due 11/1/17 (144A)                       1,267,550
         6,655,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                   6,653,650
           495,000    Pacific Gas and Electric Co., 3.60%, senior unsecured notes, due 3/1/09                               493,776
         1,740,000    Pacific Gas and Electric Co., 4.20%, senior unsecured notes, due 3/1/11                             1,747,141
           680,000    Pacificorp, 6.25%, first mortgage notes, due 10/15/37                                                 687,054
         1,340,000    Texas Competitive Electric Holdings Co. LLC, 10.25%, company guaranteed
                      notes, due 11/1/15 (144A)                                                                           1,334,975
         2,153,000    Texas Competitive Electric Holdings Co. LLC, 10.25%, company guaranteed
                      notes, due 11/1/15 (144A)                                                                           2,144,926
         4,030,000    Virginia Electric & Power Co., 5.10%, senior unsecured notes, due 11/30/12                          4,187,315
         4,105,000    West Penn Power Co., 5.95%, first mortgage notes, due 12/15/17 (144A)                               4,263,933
                                                                                                                         26,424,170
Fiduciary Banks - 0.1%
         1,755,000    Bank of New York Mellon, 4.50%, senior unsecured notes, due 4/1/13                                  1,767,446
Finance - Investment Bankers/Brokers - 0.7%
         1,845,000    Goldman Sachs Group, Inc., 5.95%, senior unsecured notes, due 1/18/18                               1,827,011
         3,570,000    Goldman Sachs Group, Inc., 6.15%, senior notes, due 4/1/18                                          3,564,702
         3,555,000    JP Morgan Chase & Co, 6.00%, senior notes, due 1/15/18                                              3,707,229
         4,515,000    Morgan Stanley, 5.95%, senior unsecured notes, due 12/28/17                                         4,363,554
         1,995,000    Morgan Stanley, 6.625%, senior unsecured notes, due 4/1/18                                          1,995,702
                                                                                                                         15,458,198
Food - Diversified - 0.3%
         1,200,000    General Mills, Inc., 5.20%, senior unsecured notes, 3/17/15                                         1,203,418
         5,315,000    Kellogg Co., 2.875%, senior unsecured notes, due 6/1/08                                             5,309,217
           860,000    Kellogg Co., 4.25%, senior unsecured notes, due 3/6/13                                                857,330
                                                                                                                          7,369,965
Food - Retail - 0.2%
         2,490,000    Kroger Co., 6.40%, company guaranteed notes, due 8/15/17                                            2,627,881
           990,000    Kroger Co., 6.15%, company guaranteed notes, due 1/15/20                                            1,016,627
           765,000    Stater Brothers Holdings, Inc., 7.75%, company guaranteed notes, due 4/15/15                          722,925
                                                                                                                          4,367,433
Food - Wholesale/Distribution - 0.2%
         3,950,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                        3,989,500
Independent Power Producer - 0.2%
         1,050,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 1/15/17                                     1,021,125
         2,550,000    Reliant Energy, Inc., 7.625%, senior unsecured notes, due 6/15/14#                                  2,530,875
         1,195,000    Reliant Energy, Inc., 7.875%, senior unsecured notes, due 6/15/17#                                  1,189,025
                                                                                                                          4,741,025
Machinery - Construction and Mining - 0%
         1,105,000    Atlas Copco A.B., 5.60%, senior unsecured notes, due 5/22/17 (144A) ss.                             1,102,569
Medical - Hospitals - 0.1%
         3,215,000    HCA, Inc., 9.25%, senior secured notes, due 11/15/16                                                3,335,563
Multimedia - 0.3%
         1,065,000    Viacom, Inc., 6.125%, senior unsecured notes, due 10/5/17                                           1,038,472
         4,435,000    Walt Disney Company, 4.70%, senior unsecured notes, due 12/1/12                                     4,552,323
                                                                                                                          5,590,795
Oil Companies - Exploration and Production - 0.2%
         1,755,000    Encana, Corp., 6.50%, unsubordinated notes, due 2/1/38                                              1,742,672
           335,000    Forest Oil Corp., 8.00%, company guaranteed notes, due 12/15/11                                       349,238
         1,309,000    Forest Oil Corp., 7.25%, senior unsecured notes, due 6/15/19 (144A)                                 1,331,908
         1,100,000    Sabine Pass L.P., 7.25%, senior secured notes, due 11/30/13                                         1,061,500
                                                                                                                          4,485,318
Oil Companies - Integrated - 0.1%
         2,695,000    Marathon Oil Corporation, 5.90%, senior unsecured notes, due 3/15/18                                2,709,011
Pipelines - 0.5%
           930,000    Kinder Morgan Energy Partners L.P., 6.00%, senior unsecured notes, due 2/1/17                         925,507
           645,000    Kinder Morgan Energy Partners L.P., 5.95%, senior unsecured notes, due 2/15/18                        638,783
           564,000    Kinder Morgan Energy Partners L.P., 6.50%, senior unsecured notes, due 2/1/37                         523,292
           645,000    Kinder Morgan Energy Partners L.P., 6.95%, senior unsecured notes, due 1/15/38                        632,983
         4,020,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16#                             3,808,950
           745,000    Southern Natural Gas Co., 5.90%, senior unsecured notes, due 4/1/17 (144A)                            728,261
         1,760,000    Teppco Partners, L.P., 6.65%, corporate notes, due 4/15/18                                          1,777,816
         1,760,000    Teppco Partners, L.P., 7.55%, corporate bonds, due 4/15/38                                          1,774,487
                                                                                                                         10,810,079
Retail - Regional Department Stores - 0.2%
         3,530,000    May Department Stores Co., 4.80%, company guaranteed notes, due 7/15/09                             3,488,360
Super-Regional Banks - 0.3%
         2,865,000    Bank of America Corp., 8.00%, junior unsubordinated notes, due 12/29/49 ***                         2,868,438
         3,580,000    Wells Fargo Co., 5.625%, senior unsecured notes, due 12/11/17                                       3,661,842
                                                                                                                          6,530,280
Telecommunication Services - 0.1%
         2,100,000    Qwest Corporation, 6.875%, senior unsecured notes, due 9/15/33                                      1,680,000
Telephone - Integrated - 0.2%
         1,220,000    AT&T, Inc., 5.50%, senior unsecured notes, due 2/1/18                                               1,194,551
         3,510,000    Qwest Communications International, 7.25%, company guaranteed notes, due 2/15/11 ***                3,369,600
                                                                                                                          4,564,151
Transportation - Railroad - 0.2%
         2,055,000    Burlington North Santa Fe, 5.75%, senior unsecured notes, due 3/15/18                               2,061,091
         1,445,000    Canadian National Railway Co., 4.25%, senior unsecured notes, due 8/1/09                            1,464,403
         1,740,000    Union Pacific Corp., 5.70%, senior unsecured notes, due 8/15/18                                     1,729,929
                                                                                                                          5,255,423
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Debt (cost $160,378,131)                                                                                160,657,342
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
U.S. Government Agency - 0.3%
           156,265    Fannie Mae, 8.25%                                                                                   3,758,173
           151,475    Freddie Mac, 8.375%                                                                                 3,695,990
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $7,804,997)                                                                                   7,454,163
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 0.8%
$        1,885,000    Fannie Mae, 2.50%, notes, due 6/15/08                                                               1,885,279
         3,120,000    Fannie Mae, 5.25%, notes, due 1/15/09                                                               3,191,563
           655,000    Fannie Mae, 6.375%, notes, due 6/15/09                                                                687,928
         5,122,000    Fannie Mae, 4.875%, notes, due 5/18/12                                                              5,481,436
         4,095,000    Freddie Mac, 5.75%, notes, due 4/15/08                                                              4,100,509
         1,665,000    Freddie Mac, 5.75%, notes, due 3/15/09#                                                             1,719,357
         1,565,000    Freddie Mac, 7.00%, notes, due 3/15/10                                                              1,705,244
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $18,279,869)                                                                        18,771,316
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 24.7%
         3,496,000    U.S. Treasury Notes, 3.75%, due 5/15/08                                                             3,506,107
        13,233,000    U.S. Treasury Notes, 4.375%, due 11/15/08                                                          13,469,752
         5,326,000    U.S. Treasury Bonds, 4.75%, due 12/31/08                                                            5,452,908
        35,604,000    U.S. Treasury Bonds, 4.875%, due 1/31/09#                                                          36,574,778
        18,256,000    U.S. Treasury Notes, 4.50%, due 2/15/09                                                            18,715,248
        14,247,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                          14,485,196
         1,905,000    U.S. Treasury Notes, 4.875%, due 5/15/09#                                                           1,974,651
         1,595,000    U.S. Treasury Notes, 4.875%, due 5/31/09                                                            1,655,561
        15,319,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                           16,250,104
         1,495,000    U.S. Treasury Bonds, 3.625%, due 10/15/09                                                           1,541,719
        10,771,000    U.S. Treasury Bonds, 4.625%, due 11/15/09#                                                         11,294,406
        15,395,000    U.S. Treasury Notes, 2.125%, due 1/31/10#                                                          15,526,104
         3,910,000    U.S. Treasury Notes, 2.00%, due 2/28/10                                                             3,937,186
        18,918,000    U.S. Treasury Notes, 4.00%, due 4/15/10#                                                           19,813,654
         5,460,000    U.S. Treasury Notes, 4.50%, due 5/15/10#                                                            5,793,573
         8,521,000    U.S. Treasury Notes, 3.625%, due 6/15/10#                                                           8,896,452
         4,076,000    U.S. Treasury Notes, 5.75%, due 8/15/10                                                             4,465,450
           740,000    U.S. Treasury Notes, 4.25%, due 10/15/10#                                                             788,100
        20,214,000    U.S. Treasury Notes, 4.50%, due 11/15/10#                                                          21,676,362
         4,592,000    U.S. Treasury Notes, 4.375%, due 12/15/10                                                           4,916,668
        14,841,000    U.S. Treasury Notes, 4.50%, due 2/28/11#                                                           15,992,335
        14,649,000    U.S. Treasury Notes, 4.875%, due 4/30/11#                                                          15,960,540
         7,972,000    U.S. Treasury Bonds, 4.875%, due 7/31/11#                                                           8,723,114
        14,043,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                           15,446,205
         3,701,000    U.S. Treasury Bonds, 4.625%, due 8/31/11#                                                           4,019,057
         1,850,000    U.S. Treasury Notes, 4.50%, due 9/30/11                                                             2,004,938
         1,120,000    U.S. Treasury Bonds, 4.50%, due 11/30/11#                                                           1,215,725
         1,356,000    U.S. Treasury Bonds, 4.625%, due 2/29/12#                                                           1,479,205
         1,170,000    U.S. Treasury Bonds, 4.75%, due 5/31/12#                                                            1,283,344
        26,000,000    U.S. Treasury Notes, 4.875%, due 6/30/12#                                                          28,650,778
         2,510,000    U.S. Treasury Notes, 4.625%, due 7/31/12#                                                           2,743,744
        19,274,000    U.S. Treasury Notes, 4.125%, due 8/31/12#                                                          20,675,875
         2,235,000    U.S. Treasury Bonds, 4.25%, due 9/30/12#                                                            2,415,371
         4,655,000    U.S. Treasury Bonds, 3.875%, due 10/31/12#                                                          4,948,484
           220,000    U.S. Treasury Bonds, 3.375%, due 11/30/12                                                             229,195
        10,315,000    U.S. Treasury Bonds, 3.625%, due 12/31/12#                                                         10,868,627
           525,000    U.S. Treasury Notes, 2.875%, due 1/31/13#                                                             535,131
         1,315,000    U.S. Treasury Notes, 2.75%, due 2/28/13#                                                            1,333,081
           500,000    U.S. Treasury Notes, 2.50%, due 3/31/13                                                               500,742
        10,400,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                           11,366,878
        35,036,000    U.S. Treasury Notes, 4.25%, due 8/15/15#                                                           38,170,074
        11,709,000    U.S. Treasury Notes, 4.50%, due 2/15/16#                                                           12,889,045
        25,533,000    U.S. Treasury Notes, 5.125%, due 5/15/16#                                                          29,087,678
        11,408,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                           14,662,839
        22,738,000    U.S. Treasury Notes, 4.875%, due 8/15/16#                                                          25,470,107
         9,898,000    U.S. Treasury Bonds, 4.625%, due 11/15/16#                                                         10,920,275
         2,803,000    U.S. Treasury Notes, 4.50%, due 5/15/17#                                                            3,046,073
         1,290,000    U.S. Treasury Notes, 3.50%, due 2/15/18#                                                            1,297,457
         4,334,000    U.S. Treasury Bonds, 7.875%, due 2/15/21#                                                           6,010,040
         9,080,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                           12,133,858
        11,696,000    U.S. Treasury Bonds, 6.00%, due 2/15/26#                                                           14,166,780
         6,685,000    U.S. Treasury Notes, 5.25%, due 2/15/29#                                                            7,534,724
        17,738,000    U.S. Treasury Bonds, 4.75%, due 2/15/37#                                                           19,078,053
           740,000    U.S. Treasury Bonds, 5.00%, due 5/15/37#                                                              827,817
         3,246,000    U.S. Treasury Notes, 4.375%, due 2/15/38                                                            3,284,546
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $524,867,680)                                                                     559,705,714
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.4%
        30,769,000    Janus Institutional Cash Management Fund - Institutional Shares, 3.13%                             30,769,000
           455,000    Janus Institutional Money Market Fund - Institutional Shares, 3.10%                                   455,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $31,224,000)                                                                                   31,224,000
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.1%
       178,263,646    Allianz Dresdner Daily Asset Fund +                                                               178,263,646
        23,184,450    Repurchase Agreements+                                                                             23,184,450
                      Time Deposits:
        23,184,450       Abbey National Treasury, N.A., 2.625%, 4/1/08+                                                  23,184,450
        16,092,719       ABN-AMRO Bank N.V., N.A., 2.375%, 4/1/08+                                                       16,092,719
        23,648,139       Bank of Scotland PLC, N.A., 2.90%, 4/1/08+                                                      23,648,139
        23,184,450       BNP Paribas, New York, N.A., 3.00%, 4/1/08+                                                     23,184,450
        22,053,954       Calyon, N.A., 3.00%, 4/1/08+                                                                    22,053,954
        23,184,450       Danske Bank, Cayman Islands, N.A., 3.05%, 4/1/08+                                               23,184,450
        13,910,670       Dresdner Bank A.G., N.A., 2.00%, 4/1/08+                                                        13,910,670
        23,184,450       ING Bank N.V., Amsterdam, N.A., 3.00%, 4/1/08+                                                  23,184,450
        23,184,450       Lloyd's TSB Group PLC, N.A., 2.85%, 4/1/08+                                                     23,184,450
         3,294,632       Natixis, N.A., 2.70%, 4/1/08+                                                                    3,294,632
        11,592,225       Natixis, N.A., 2.75%, 4/1/08+                                                                   11,592,225
        24,343,673       Nordea Bank Finland PLC, N.A., 2.8125%, 4/1/08+                                                 24,343,673
        23,184,450       Wells Fargo Bank, N.A., 2.50%, 4/1/08+                                                          23,184,450
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $455,490,808)                                                                              455,490,808
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,002,784,372) - 100%                                                                 $2,266,794,350
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                       $    8,138,282              0.4%
Belgium                                             23,542,646              1.0%
Bermuda                                             12,655,144              0.5%
Brazil                                               7,134,716              0.3%
Canada                                             128,541,747              5.7%
Cayman Islands                                       2,858,669              0.1%
China                                                6,767,714              0.3%
Germany                                             13,737,939              0.6%
Hong Kong                                            9,293,518              0.4%
Japan                                               26,402,236              1.2%
South Korea                                         15,014,459              0.7%
Switzerland                                        159,587,320              7.0%
United Kingdom                                      46,731,762              2.1%
United States ++                                 1,806,388,198             79.7%
--------------------------------------------------------------------------------
Total                                           $2,266,794,350            100.0%
                                                 =============            ======

++ Includes Short-Term Securities and Other Securities (58.2% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Other Financial
                  Valuation Inputs                                             Investments in Securities         Instruments(a)
------------------------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                        $           1,033,491,006   $              37,847,220
------------------------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                              1,233,303,344                          --
------------------------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                                             --                          --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                          $           2,266,794,350   $              37,847,220
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts.

Forward Currency Contracts, Open
as of March 31, 2008 (unaudited)

Currency Sold and                    Currency         Currency       Unrealized
Settlement Date                    Units Sold   Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 5/14/08               8,500,000   $   16,810,363   $      372,855
British Pound 8/14/08               1,400,000        2,747,574          (36,264)
Euro 5/2/08                         9,100,000       14,348,833         (837,153)
Japanese Yen 8/14/08              390,000,000        3,940,450         (271,347)
--------------------------------------------------------------------------------
Total                                           $   37,847,220   $     (771,909)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR   American Depositary Receipt

PLC   Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***   Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.


ss.  Schedule of Restricted and Illiquid Securities (as of March 31, 2008)

                                                                                                  Value as a
                                                                                                     % of
                                              Acquisition      Acquisition                        Investment
                                                 Date              Cost            Value          Securities
------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
Atlas Copco A.B., 5.60%
   senior unsecured notes, due 5/22/17 (144A)    5/15/07           1,104,503     $  1,102,569         0.0%
------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                       $93,865,746

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2008.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Debt - 21.6%
Agricultural Operations - 0.1%
   $       537,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                    $      539,919
Applications Software - 0.2%
           850,000    Intuit, Inc., 5.75%, senior unsecured notes, due 3/15/17                                              823,426
Brewery - 0.1%
           250,000    Anheuser Bush COS, Inc., 5.50%, senior unsecured notes, due 1/15/18                                   258,361
Cable Television - 0.3%
         1,270,000    Cox Communications, Inc., 4.625%, senior unsecured notes, due 1/15/10                               1,270,611
Casino Hotels - 0%
           140,000    Seminole Hard Rock Entertainment, 5.30%, senior secured notes, due 3/15/14 (144A) ***, ss.            110,950
Chemicals - Diversified - 0.1%
           490,000    E.I. Du Pont De Nemours, 5.00%, senior unsecured notes, 11/5/13                                       510,213
Commercial Services - 0.3%
           280,000    Aramark Corp., 8.50%, senior unsecured notes, due 2/1/15                                              280,700
         1,170,000    Iron Mountain, Inc., 8.625%, company guaranteed notes, due 4/1/13                                   1,181,700
                                                                                                                          1,462,400
Computer Services - 0.3%
         1,465,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                           1,479,650
Consumer Products - Miscellaneous - 0.3%
           400,000    Clorox Co., 5.00%, senior unsecured notes, due 3/1/13                                                 401,366
           800,000    Clorox Co., 5.95%, senior unsecured notes, due 10/15/17                                               801,129
                                                                                                                          1,202,495
Containers - Metal and Glass - 0.1%
           570,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                                570,713
Data Processing and Management - 0.4%
           820,000    Fiserv, Inc., 6.125%, company guaranteed notes, due 11/20/15                                          845,021
           820,000    Fiserv, Inc., 6.80%, company guaranteed notes, due 11/20/17                                           847,393
                                                                                                                          1,692,414
Diversified Financial Services - 1.5%
         3,565,000    General Electric Capital Corp., 4.875%, senior unsecured notes, due 10/21/10                        3,704,955
           980,000    General Electric Capital Corp., 4.375%, senior unsecured notes, due 11/21/11                          997,285
         1,600,000    General Electric Capital Corp., 5.875%, senior unsecured notes, due 2/15/12                         1,696,765
                                                                                                                          6,399,005
Diversified Operations - 2.4%
           600,000    Dover Corp., 5.45%, senior unsecured notes, due 3/15/18                                               605,945
           290,000    Dover Corp., 6.60%, senior unsecured notes, due 3/15/38                                               299,250
         3,310,000    General Electric Co., 5.25%, senior unsecured notes, due 12/6/17                                    3,305,432
           740,000    Honeywell International, 4.25%, senior unsecured notes, due 3/1/13                                    747,492
           410,000    Honeywell International, 5.30%, senior unsecured notes, due 3/1/18                                    420,144
           970,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                    984,550
           600,000    SPX Corp., 7.625%, senior notes, due 12/15/14 (144A)                                                  618,000
         1,025,000    Textron, Inc., 6.375%, senior unsecured notes, due 11/15/08                                         1,046,324
         1,460,000    Textron, Inc., 5.60%, senior unsecured notes, due 12/1/17                                           1,534,733
                                                                                                                          9,561,870
Electric - Generation - 0.4%
         1,900,000    Edison Mission Energy, 7.00%, senior unsecured notes, due 5/15/17                                   1,890,500
Electric - Integrated - 3.1%
         1,015,000    CMS Energy Corp., 6.30%, senior unsecured notes, due 2/1/12                                         1,021,111
           490,000    Consolidated Edison, Inc., 5.50%, senior unsecured notes, due 9/15/16                                 503,982
           300,000    Consumers Energy Company, 5.65%, first mortgage notes, due 9/15/18                                    302,345
           535,000    Energy Future Holdings, 10.875%, company guaranteed notes, due 11/1/17 (144A)                         540,350
           635,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                     634,871
         1,310,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                     1,428,801
           690,000    Pacific Gas and Electric Co., 4.80%, senior unsecured notes, due 3/1/14                               695,978
           620,000    Pacificorp, 6.25%, first mortgage notes, due 10/15/37                                                 626,431
         1,680,000    Southern California Edison Co., 7.625%, senior unsecured notes, due 1/15/10                         1,786,176
           920,000    Texas Competitive Electric Holdings Co. LLC, 10.25%, company guaranteed notes
                      due 11/1/15 (144A)                                                                                    916,550
           740,000    Texas Competitive Electric Holdings, 10.25%, company guaranteed notes
                      due 11/1/15 (144A)                                                                                    737,225
         1,660,000    Virginia Electric & Power Co., 5.10%, senior unsecured notes, due 11/30/12                          1,724,800
         1,640,000    West Penn Power Co., 5.95%, first mortgage notes, due 12/15/17 (144A)                               1,703,496
                                                                                                                         12,622,116
Electronic Components - Semiconductors - 0.3%
         1,370,000    National Semiconductor Corp., 3.05%, senior unsecured notes, due 6/15/10 ***, ##                    1,249,769
Fiduciary Banks - 0.2%
           850,000    Bank of New York Mellon, 4.50%, senior unsecured notes, due 4/1/13                                    856,028
Finance - Auto Loans - 0.4%
         1,600,000    Toyota Motor Credit Corp., 4.35%, unsecured notes, 12/15/10                                         1,649,510
Finance - Consumer Loans - 0.1%
           605,000    John Deere Capital Corp., 4.875%, senior unsecured notes, due 10/15/10                                629,071
Finance - Investment Bankers/Brokers - 1.8%
           840,000    Goldman Sachs Group, Inc., 5.95%, senior unsecured notes, due 1/18/18                                 831,810
         1,660,000    Goldman Sachs Group, Inc., 6.15%, senior notes, due 4/1/18                                          1,657,537
         1,730,000    JP Morgan Chase & Co., 6.00%, senior notes, due 1/15/18                                             1,804,080
         2,080,000    Morgan Stanley, 5.95%, senior unsecured notes, due 12/28/17                                         2,010,231
           910,000    Morgan Stanley, 6.625%, senior unsecured notes, due 4/1/18                                            910,320
                                                                                                                          7,213,978
Food - Diversified - 0.3%
           620,000    General Mills, Inc., 5.20%, senior unsecured notes, due 3/17/15                                       621,766
           440,000    Kellogg Co., 4.25%, senior unsecured notes, due 3/6/13                                                438,634
                                                                                                                          1,060,400
Food - Retail - 0.3%
           420,000    Kroger Co., 6.15%, company guaranteed notes, due 1/15/20                                              431,296
           385,000    Stater Brothers Holdings, Inc., 8.125%, company guaranteed notes, due 6/15/12                         385,963
           660,000    Stater Brothers Holdings, Inc., 7.75%, company guaranteed notes, due 4/15/15                          623,700
                                                                                                                          1,440,959
Food - Wholesale/Distribution - 0.2%
           810,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                          818,100
Gas - Distribution - 0.1%
           400,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                          392,000
Independent Power Producer - 0.2%
           440,000    Reliant Energy, Inc., 7.625%, senior unsecured notes, due 6/15/14                                     436,700
           440,000    Reliant Energy, Inc., 7.875%, senior unsecured notes, due 6/15/17 #                                   437,800
                                                                                                                            874,500
Medical - Hospitals - 0.2%
         1,000,000    HCA, Inc., 9.25%, senior secured notes, due 11/15/16                                                1,037,500
Metal - Diversified - 0.2%
           750,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%, senior unsecured notes
                      due 4/1/17                                                                                            795,938
Multimedia - 0.6%
           320,000    Viacom, Inc., 6.25%, senior unsecured notes, due 4/30/16                                              311,498
           400,000    Viacom, Inc., 6.125%, senior unsecured notes, due 10/5/17                                             390,036
         1,820,000    Walt Disney Co., 4.70%, senior unsecured notes, due 12/1/12                                         1,868,146
                                                                                                                          2,569,680
Non-Hazardous Waste Disposal - 0.5%
         1,075,000    Allied Waste Industries, Inc., 6.50%, secured notes, due 11/15/10                                   1,075,000
           805,000    Waste Management, Inc., 7.375%, senior unsecured notes, due 8/1/10                                    848,070
                                                                                                                          1,923,070
Oil Companies - Exploration and Production - 0.9%

           970,000    Encana, Corp., 6.50%, unsubordinated notes, due 2/1/38                                                963,187
           130,000    Forest Oil Corp., 8.00%, company guaranteed notes, due 12/15/11                                       135,525
           470,000    Forest Oil Corp., 7.25%, senior unsecured notes, due 6/15/19 (144A)                                   478,225
           795,000    Kerr-McGee Corp., 6.875%, company guaranteed notes, due 9/15/11                                       854,565
           800,000    Sabine Pass L.P., 7.50%, senior secured notes, due 11/30/16                                           772,000
           510,000    XTO Energy, Inc., 6.10%, senior unsecured notes, due 4/1/36                                           504,597
                                                                                                                          3,708,099
Oil Companies - Integrated - 1.1%
         1,600,000    Atlantic Richfield Co., 9.125%, senior unsecured notes, 3/1/11                                      1,861,601
         1,270,000    Marathon Oil Corp., 5.90%, senior unsecured notes, due 3/15/18                                      1,276,603
         1,600,000    Shell International Financial, 5.625%, company guaranteed notes, due 6/27/11                        1,716,872
                                                                                                                          4,855,076
Pipelines - 1.3%
               653    Kern River Funding Corp., 4.893% company guaranteed notes, due 4/30/18                                    665
           290,000    Kinder Morgan Energy Partners, 5.95%, senior unsecured notes, due 2/15/18                             287,205
           290,000    Kinder Morgan Energy Partners, 6.95%, senior unsecured notes, due 1/15/38                             284,597
         3,525,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16 #                            3,339,937
           840,000    Teppco Partners, L.P., 6.65%, corporate notes, due 4/15/18                                            848,503
           840,000    Teppco Partners, L.P., 7.55%, corporate bonds, due 4/15/38                                            846,914
                                                                                                                          5,607,821
Reinsurance - 0.5%
         1,600,000    Berkshire Hathaway, Inc., 4.20%, company guaranteed notes, due 12/15/10                             1,648,450
           440,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                              459,342
                                                                                                                          2,107,792
Satellite Telecommunications - 0.1%
           543,000    INTELSAT Bermuda, Ltd., 5.61063%, bank loan, due 2/1/14 ***                                           539,775
Special Purpose Entity - 0.2%
           380,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                           339,150
           535,000    Source Gas LLC, 5.90%, senior unsecured notes, due 4/1/17 (144A) ss.                                  521,109
                                                                                                                            860,259
Super-Regional Banks - 1.1%
         1,350,000    Bank of America Corp., 8.00%, junior unsubordinated notes, due 12/29/49 ***                         1,351,620
         1,600,000    Wells Fargo Co., 3.125%, senior unsecured notes, 4/1/09                                             1,583,168
         1,720,000    Wells Fargo Co., 5.625%, senior unsecured notes, due 12/11/17                                       1,759,321
                                                                                                                          4,694,109
Telephone - Integrated - 0.9%
           650,000    AT&T, Inc., 5.50%, senior unsecured notes, due 2/1/18                                                 636,441
         1,000,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                        1,002,909
           450,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11                            463,387
         1,820,000    Qwest Communications International, 7.25%, company guaranteed notes, due 2/15/11 ***                1,747,200
                                                                                                                          3,849,937
Transportation - Railroad - 0.4%
           720,000    Burlington North Santa Fe, 5.75%, senior unsecured notes, due 3/15/18                                 722,134
           270,000    Kansas City Southern de Mexico, 7.375%, senior notes, due 6/1/14 (144A)                               249,075
           920,000    Union Pacific Corp., 5.70%, senior unsecured notes, due 8/15/18                                       914,675
                                                                                                                          1,885,884
Transportation - Services - 0.1%
           490,000    Fedex Corp., 5.50%, company guaranteed notes, due 8/15/09                                             501,766
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Debt (cost $91,064,000)                                                                                  91,515,664
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 10.8%
U.S. Government Agency - 8.8%
           231,348    Fannie Mae, 6.50%, due 11/1/17                                                                        242,521
           616,816    Fannie Mae, 5.00%, due 11/1/18                                                                        625,558
         1,180,150    Fannie Mae, 4.50%, due 5/1/19                                                                       1,178,144
           285,272    Fannie Mae, 5.50%, due 8/1/19                                                                         292,284
           131,536    Fannie Mae, 5.50%, due 9/1/19                                                                         134,902
           444,923    Fannie Mae, 5.50%, due 9/1/19                                                                         455,860
           395,066    Fannie Mae, 4.50%, due 4/1/20                                                                         393,699
           779,349    Fannie Mae, 6.00%, due 10/1/21                                                                        802,926
           898,185    Fannie Mae, 5.00%, due 8/25/23 C                                                                      908,711
           931,855    Fannie Mae, 5.50%, due 9/1/24                                                                         948,397
           221,098    Fannie Mae, 7.00%, due 11/1/28                                                                        235,394
           293,719    Fannie Mae, 6.50%, due 2/1/31                                                                         306,941
           508,330    Fannie Mae, 7.00%, due 2/1/32                                                                         541,198
         2,191,486    Fannie Mae, 6.00%, due 10/1/32                                                                      2,258,715
         1,545,392    Fannie Mae, 5.50%, due 2/1/33                                                                       1,566,026
           496,615    Fannie Mae, 6.50%, due 3/1/33                                                                         517,702
         1,232,119    Fannie Mae, 5.50%, due 11/1/33                                                                      1,247,831
         1,501,269    Fannie Mae, 5.00%, due 4/1/34                                                                       1,489,171
         2,329,106    Fannie Mae, 6.00%, due 7/1/34                                                                       2,407,500
           198,696    Fannie Mae, 6.50%, due 9/1/34                                                                         209,442
           257,810    Fannie Mae, 5.50%, due 11/1/34                                                                        260,908
         2,110,622    Fannie Mae, 5.50%, due 11/1/34                                                                      2,135,988
           745,883    Fannie Mae, 5.50%, due 1/1/36                                                                         754,462
           972,475    Fannie Mae, 6.50%, due 1/1/36                                                                       1,008,081
         1,751,279    Fannie Mae, 6.00%, due 3/1/36                                                                       1,796,040
           344,345    Fannie Mae, 6.00%, due 8/1/36                                                                         353,146
           569,537    Fannie Mae, 6.00%, due 1/1/37                                                                         584,093
           340,613    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                     344,801
         1,064,223    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                   1,077,308
           331,779    Freddie Mac, 5.50%, due 1/1/16                                                                        340,345
           648,231    Freddie Mac, 5.50%, due 1/1/18                                                                        664,864
           403,434    Freddie Mac, 5.50%, due 2/1/21                                                                        412,181
           658,972    Freddie Mac, 6.00%, due 11/1/33                                                                       679,438
           883,967    Freddie Mac, 6.00%, due 2/1/34                                                                        911,974
           216,633    Freddie Mac, 3.928%, due 5/1/34                                                                       220,922
           306,501    Freddie Mac, 6.50%, due 7/1/34                                                                        321,606
         3,050,760    Freddie Mac, 5.0%, due 10/1/35                                                                      3,025,549
         2,870,459    Freddie Mac, 5.0%, due 11/1/35                                                                      2,846,738
           690,571    Ginnie Mae, 6.00%, due 10/20/34                                                                       713,819
           399,569    Ginnie Mae, 6.50%, due 2/20/35                                                                        416,426
         1,779,937    Ginnie Mae, 5.50%, due 3/20/35                                                                      1,814,815
                                                                                                                         37,446,426
U.S. Government Agency Variable Notes - 2.0%
         2,321,862    Fannie Mae, 5.035%, due 1/1/33                                                                      2,346,134
         1,122,295    Fannie Mae, 4.566%, due 4/1/33                                                                      1,149,051
           809,125    Fannie Mae, 4.605%, due 12/1/34                                                                       819,363
         1,979,710    Fannie Mae, 5.585%, due 11/1/36                                                                     2,013,884
           586,274    Federal Home Loan Bank System, 5.713%, due 3/1/37                                                     598,533
         1,391,636    Freddie Mac, 3.756%, due 7/1/34                                                                     1,404,108
                                                                                                                          8,331,073
-----------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $45,117,741)                                                                      45,777,499
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Finance - Mortgage Loan Banker - 0.3%
            63,805    Fannie Mae, 8.25%                                                                                   1,534,510
Savings/Loan/Thrifts - 0.1%
            13,670    Chevy Chase Bank FSB, 8.00%                                                                           289,804
U.S. Government Agency - 0.4%
            61,850    Freddie Mac, 8.375%                                                                                 1,509,140
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $3,521,184)                                                                                   3,333,454
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 42.9%
U.S. Government Obligation - 42.9%
       $12,680,000    U.S. Treasury Notes, 2.625%, due 3/15/09 #                                                         12,809,767
         3,261,000    U.S. Treasury Bonds, 3.25%, due 12/31/09 #                                                          3,350,932
           390,000    U.S. Treasury Notes, 4.75%, due 2/15/10                                                               412,547
        38,953,000    U.S. Treasury Notes, 4.50%, due 5/15/10 #                                                          41,332,796
         3,299,000    U.S. Treasury Notes, 4.25%, due 1/15/11                                                             3,526,064
         3,615,000    U.S. Treasury Notes, 5.125%, due 6/30/11                                                            3,980,173
         6,539,000    U.S. Treasury Bonds, 4.50%, due 11/30/11 #                                                          7,097,882
           540,000    U.S. Treasury Notes, 4.75%, due 1/31/12                                                               591,638
        10,585,000    U.S. Treasury Bonds, 4.625%, due 2/29/12 #                                                         11,546,743
           885,000    U.S. Treasury Notes, 4.50%, due 3/31/12                                                               961,124
         1,265,000    U.S. Treasury Notes, 4.50%, due 4/30/12 #                                                           1,374,402
        26,328,000    U.S. Treasury Bonds, 4.75%, due 5/31/12 #                                                          28,878,525
        10,365,000    U.S. Treasury Notes, 4.625%, due 7/31/12 #                                                         11,330,241
         1,545,000    U.S. Treasury Notes, 4.125%, due 8/31/12                                                            1,657,374
         1,380,000    U.S. Treasury Bonds, 4.25%, due 9/30/12 #                                                           1,491,370
         1,996,000    U.S. Treasury Bonds, 3.875%, due 10/31/12 #                                                         2,121,842
           960,000    U.S. Treasury Bonds, 3.375%, due 11/30/12                                                           1,000,125
         2,904,000    U.S. Treasury Bonds, 3.625%, due 12/31/12 #                                                         3,059,863
           770,000    U.S. Treasury Notes, 2.875%, due 1/31/13 #                                                            784,859
            15,000    U.S. Treasury Notes, 2.75%, due 2/28/13                                                                15,206
           235,000    U.S. Treasury Notes, 2.50%, due 3/31/13                                                               235,679
         2,336,000    U.S. Treasury Bonds, 4.625%, due 11/15/16 #                                                         2,577,264
         1,360,000    U.S. Treasury Notes, 4.625%, due 2/15/17 #                                                          1,493,768
         1,345,000    U.S. Treasury Notes, 8.875%, due 8/15/17 #                                                          1,915,994
         2,446,000    U.S. Treasury Bonds, 4.25%, due 11/15/17 #                                                          2,609,767
           875,000    U.S. Treasury Notes, 3.50%, due 2/15/18 #                                                             880,058
         2,665,000    U.S. Treasury Notes, 8.875%, due 2/15/19                                                            3,874,244
         3,770,000    U.S. Treasury Bonds, 7.25%, due 8/15/22 #                                                           5,037,957
         7,999,000    U.S. Treasury Bonds, 6.25%, due 8/15/23                                                             9,845,641
         4,134,000    U.S. Treasury Bonds, 4.75%, due 2/15/37 #                                                           4,446,311
         8,310,000    U.S. Treasury Bonds, 5.00%, due 5/15/37                                                             9,296,164
         2,350,000    U.S. Treasury Notes, 4.375%, due 2/15/38                                                            2,377,906
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $170,603,678)                                                                     181,914,226
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.6%
        14,362,887    Janus Institutional Cash Management Fund - Institutional Shares, 3.13%                             14,362,887
           828,000    Janus Institutional Money Market Fund - Institutional Shares, 3.10%                                   828,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $15,190,887)                                                                                   15,190,887
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.3%
        40,742,180    Allianz Dresdner Daily Asset Fund +                                                                40,742,180
         3,819,441    Repurchase Agreements+                                                                              3,819,441
                      Time Deposits:
         3,819,441         Abbey National Treasury, N.A., 2.625%, 4/1/08+                                                 3,819,441
         2,651,138         ABN-AMRO Bank N.V., N.A., 2.375%, 4/1/08+                                                      2,651,138
         3,895,829         Bank of Scotland PLC, N.A., 2.90%, 4/1/08+                                                     3,895,829
         3,819,441         BNP Paribas, New York, N.A., 3.00%, 4/1/08+                                                    3,819,441
         3,633,201         Calyon, N.A., 3.00%, 4/1/08+                                                                   3,633,201
         3,819,441         Danske Bank, Cayman Islands, N.A., 3.05%, 4/1/08+                                              3,819,441
         2,291,664         Dresdner Bank A.G., N.A., 2.00%, 4/1/08+                                                       2,291,664
         3,819,441         ING Bank N.V., Amsterdam, N.A., 3.00%, 4/1/08+                                                 3,819,441
         3,819,441         Lloyd's TSB Group PLC, N.A., 2.85%, 4/1/08+                                                    3,819,441
           542,762         Natixis, N.A., 2.70%, 4/1/08+                                                                    542,762
         1,909,720         Natixis, N.A., 2.75%, 4/1/08+                                                                  1,909,720
         4,010,413         Nordea Bank Finland PLC, N.A., 2.8125%, 4/1/08+                                                4,010,413
         3,819,441         Wells Fargo Bank, N.A., 2.50%, 4/1/08+                                                         3,819,441
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $86,412,994)                                                                                86,412,994
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $411,910,484) - 100%                                                                   $  424,144,724
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Canada                                          $    3,339,937              0.8%
China                                                  339,150              0.1%
Spain                                                  463,387              0.1%
United States++                                    420,002,250             99.0%
--------------------------------------------------------------------------------
Total                                           $  424,144,724            100.0%
                                                ==============   ==============

++ Includes Short-Term Securities and Other Securities (75.1% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008.
--------------------------------------------------------------------------------
Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $         --
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                        424,144,724
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                               $424,144,724
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC   Public Limited Company

C     Security is traded on a "to-be-announced" basis.

***   Rate is subject to change. Rate shown reflects current rate.

##    Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.


ss. Schedule of Restricted and Illiquid Securities (as of March 31, 2008) Value

                                                                                                                      as a
                                                                     Acquisition       Acquisition                    % of
                                                                         Date             Cost         Value   Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Seminole Hard Rock Entertainment, 5.30%, senior
secured notes, due 3/15/14 (144A)                                       2/27/07        $ 140,000     $ 110,950                  0.0%
Source Gas LLC, 5.90%, senior unsecured notes, due 4/1/17 (144A)   4/11/07 - 9/20/07     532,575       521,109                  0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       $ 672,575     $ 632,059                  0.1%
------------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2008. The issuer incurs all registration costs.

Janus Aspen Foreign Stock Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 86.7%
Advertising Agencies - 0%
               124    Interpublic Group of Companies, Inc.*                                                          $        1,043
Agricultural Chemicals - 4.4%
             3,325    Syngenta A.G.                                                                                         974,053
Apparel Manufacturers - 2.8%
            52,000    Esprit Holdings, Ltd.                                                                                 623,182
Audio and Video Products - 4.4%
            24,300    Sony Corp.                                                                                            972,240
Beverages - Wine and Spirits - 2.7%
            29,156    Diageo PLC                                                                                            587,734
Brewery - 1.8%
             7,021    Heineken N.V.                                                                                         407,965
Broadcast Services and Programming - 1.4%
            12,720    Grupo Televisa S.A. (ADR)                                                                             308,333
Cable Television - 3.3%
            39,796    Shaw Communications, Inc. - Class B                                                                   728,288
Cellular Telecommunications - 2.0%
           146,586    Vodafone Group PLC                                                                                    438,876
Chemicals - Diversified - 1.8%
             4,792    Akzo Nobel N.V.                                                                                       384,764
               156    Arkema*                                                                                                 8,738
                                                                                                                            393,502
Diversified Operations - 6.5%
            42,000    Hutchison Whampoa, Ltd.                                                                               400,543
             5,541    Louis Vuitton Moet Hennessy S.A.                                                                      617,657
            12,590    Smiths Group PLC                                                                                      234,815
             3,975    Tyco International, Ltd.                                                                              175,099
                                                                                                                          1,428,114
Electronic Components - Miscellaneous - 5.0%
            25,360    Koninklijke (Royal) Philips Electronics N.V.#                                                         970,848
             3,975    Tyco Electronics, Ltd.                                                                                136,422
                                                                                                                          1,107,270
Electronic Components - Semiconductors - 0.6%
            78,058    ARM Holdings PLC                                                                                      136,281
Food - Diversified - 2.5%
             1,097    Nestle S.A.                                                                                           548,514
Food - Retail - 2.2%
             6,056    Metro A.G.                                                                                            487,756
Hotels and Motels - 0.9%
             2,803    Accor S.A.                                                                                            204,652
Insurance Brokers - 3.7%
            24,450    Willis Group Holdings, Ltd.                                                                           821,765
Machinery - Pumps - 2.9%
             6,941    Pfeiffer Vacuum Technology A.G.                                                                       648,984
Medical - Drugs - 3.2%
            11,433    GlaxoSmithKline PLC                                                                                   242,248
             9,200    Takeda Pharmaceutical Company, Ltd.                                                                   465,313
                                                                                                                            707,561
Medical Products - 0.8%
             3,975    Covidien, Ltd.                                                                                        175,894
Multimedia - 4.0%
            13,856    Vivendi Universal S.A.                                                                                541,986
            28,336    WPP Group PLC                                                                                         337,880
                                                                                                                            879,866
Oil Companies - Integrated - 3.6%
            33,354    BP PLC                                                                                                337,678
             6,272    Total S.A.                                                                                            466,338
                                                                                                                            804,016
Property and Casualty Insurance - 8.7%
            26,400    Millea Holdings, Inc.                                                                                 977,020
           123,000    Nipponkoa Insurance Company, Ltd.#                                                                    951,005
                                                                                                                          1,928,025
Publishing - Books - 2.2%
            25,299    Reed Elsevier N.V.                                                                                    482,626
Publishing - Newspapers - 1.0%
            67,969    Independent News & Media PLC                                                                          223,159
Retail - Consumer Electronics - 1.3%
             3,400    Yamada Denki Company, Ltd.                                                                            294,613
Rubber/Plastic Products - 0.9%
            15,000    Tenma Corp.                                                                                           198,171
Semiconductor Equipment - 0.8%
             7,207    ASML Holding N.V.*                                                                                    177,214
Television - 4.6%
            92,799    British Sky Broadcasting Group PLC                                                                  1,028,273
Wireless Equipment - 6.7%
            46,600    Nokia Oyj                                                                                           1,482,377
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $12,576,669)                                                                                    19,200,347
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.0%
Soap and Cleaning Preparations - 1.0%
             4,809    Henkel KGaA (cost $101,008)                                                                           221,978
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 5.5%
         1,212,030    Janus Institutional Cash Management Fund -Institutional Shares, 3.13%
                        (cost $1,212,030)                                                                                 1,212,030
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.8%
           447,576    Allianz Dresdner Daily Asset Fund+                                                                    447,576
            87,905    Repurchase Agreements+                                                                                 87,905
           963,218    Time Deposits+                                                                                        963,218
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $1,498,699)                                                                                  1,498,699
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $15,388,406) - 100%                                                                    $   22,133,054
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                                 1,932,361           8.7%
Canada                                                    728,288           3.3%
Finland                                                 1,482,377           6.7%
France                                                  1,839,370           8.3%
Germany                                                 1,358,719           6.1%
Hong Kong                                                 400,543           1.8%
Ireland                                                   223,159           1.0%
Japan                                                   3,858,363          17.4%
Mexico                                                    308,333           1.4%
Netherlands                                             2,423,417          11.0%
Switzerland                                             1,522,567           6.9%
United Kingdom                                          3,343,785          15.1%
United States ++                                        2,711,772          12.3%
--------------------------------------------------------------------------------
Total                                                 $22,133,054         100.0%
                                                      ===========         =====

++ Includes Short-Term Securities and Other Securities (0% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008
--------------------------------------------------------------------------------
Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $ 19,200,346
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                          2,932,708
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                               $ 22,133,054
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR   American Depositary Receipt

PLC   Public Limited Company

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.8%
Aerospace and Defense - 1.0%
         1,325,735    BAE Systems PLC                                                                                $   12,763,966
Agricultural Chemicals - 15.2%
           262,445    Monsanto Co.                                                                                       29,262,618
           678,815    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                            105,358,875
           189,936    Syngenta A.G.                                                                                      55,641,447
                                                                                                                        190,262,940
Agricultural Operations - 2.8%
           407,902    Bunge, Ltd.                                                                                        35,438,526
Audio and Video Products - 1.9%
           576,587    Sony Corp. (ADR)                                                                                   23,103,841
Casino Hotels - 2.9%
           494,695    Las Vegas Sands Corp.*                                                                             36,429,340
Computers - 10.8%
           287,730    Apple, Inc.*                                                                                       41,289,255
           834,285    Research In Motion, Ltd. (U.S. Shares)*                                                            93,631,805
                                                                                                                        134,921,060
Cosmetics and Toiletries - 3.2%
           576,085    Procter & Gamble Co.                                                                               40,366,276
Diversified Minerals - 4.6%
         1,667,225    Companhia Vale do Rio Doce (ADR)                                                                   57,752,674
Engineering - Research and Development Services - 4.2%
         1,937,420    ABB, Ltd.                                                                                          52,183,324
Entertainment Software - 0.8%
           191,397    Electronic Arts, Inc.*                                                                              9,554,538
Finance - Investment Bankers/Brokers - 4.7%
           201,055    Goldman Sachs Group, Inc.                                                                          33,252,486
           381,167    Lehman Brothers Holdings, Inc.#                                                                    14,347,126
           264,447    Merrill Lynch & Company, Inc.                                                                      10,773,571
                                                                                                                         58,373,183
Medical - Biomedical and Genetic - 5.5%
           838,427    Celgene Corp.*                                                                                     51,387,191
           205,390    Genentech, Inc.*                                                                                   16,673,560
                                                                                                                         68,060,751
Medical - Drugs - 2.2%
           148,595    Roche Holding A.G.                                                                                 27,984,342
Medical Instruments - 5.5%
           212,855    Intuitive Surgical, Inc.*                                                                          69,039,519
Networking Products - 1.9%
           985,295    Cisco Systems, Inc.*                                                                               23,735,757
Oil Companies - Exploration and Production - 5.9%
           149,997    Apache Corp.                                                                                       18,122,638
           158,797    EOG Resources, Inc.                                                                                19,055,640
           493,010    Occidental Petroleum Corp.                                                                         36,073,541
                                                                                                                         73,251,819
Oil Companies - Integrated - 3.8%
           534,875    Hess Corp.#                                                                                        47,165,278
Optical Supplies - 2.4%
           209,666    Alcon, Inc. (U.S. Shares)                                                                          29,824,989
Retail - Apparel and Shoe - 0.8%
           190,904    Industria de Diseno Textil S.A.                                                                    10,604,941
Retail - Drug Store - 3.3%
         1,016,450    CVS/Caremark Corp.                                                                                 41,176,390
Soap and Cleaning Preparations - 1.4%
           307,965    Reckitt Benckiser PLC                                                                              17,054,461
Therapeutics - 6.0%
         1,451,745    Gilead Sciences, Inc.*                                                                             74,808,419
Web Portals/Internet Service Providers - 4.0%
           113,049    Google, Inc. - Class A*                                                                            49,794,693
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $723,303,085)                                                                                1,183,651,027
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.0%
        49,411,048    Janus Institutional Cash Management Fund - Institutional Shares, 3.13% (cost $49,411,048)          49,411,048
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.2%
        11,119,266    Allianz Dresdner Daily Asset Fund+                                                                 11,119,266
           324,132    Repurchase Agreements+                                                                                324,132
         3,551,662    Time Deposits+                                                                                      3,551,662
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $14,995,060)                                                                                14,995,060
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $787,709,193) - 100%                                                                   $1,248,057,135
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                        $   35,438,526               2.8%
Brazil                                             57,752,674               4.6%
Canada                                            198,990,682              16.0%
Japan                                              23,103,841               1.9%
Spain                                              10,604,941               0.8%
Switzerland                                       165,634,101              13.3%
United Kingdom                                     29,818,427               2.4%
United States ++                                  726,713,943              58.2%
--------------------------------------------------------------------------------
Total                                          $1,248,057,135             100.0%
                                               ==============    ==============

++ Includes Short-Term Securities and Other Securities (53.0% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008
--------------------------------------------------------------------------------
Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $1,183,651,027
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                         64,406,108
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                             $1,248,057,135
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR   American Depositary Receipt

PLC   Public Limited Company

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Fundamental Equity Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.5%
Advertising Sales - 1.9%
             6,710    Lamar Advertising Co. - Class A*, #                                                            $      241,090
Agricultural Chemicals - 2.4%
               650    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                100,887
               730    Syngenta A.G.                                                                                         213,852
                                                                                                                            314,739
Applications Software - 3.5%
             1,660    Infosys Technologies, Ltd.                                                                             59,805
            13,820    Microsoft Corp.                                                                                       392,211
                                                                                                                            452,016
Athletic Footwear - 0.6%
             1,080    NIKE, Inc. - Class B                                                                                   73,440
Audio and Video Products - 1.7%
             5,500    Sony Corp.                                                                                            220,054
Brewery - 1.8%
             2,580    InBev N.V.                                                                                            227,448
Building - Residential and Commercial - 1.1%
               230    NVR, Inc.*                                                                                            137,425
Cellular Telecommunications - 0.5%
            19,515    Vodafone Group PLC                                                                                     58,428
Computers - 1.1%
               505    Apple, Inc.*                                                                                           72,468
             1,535    Hewlett-Packard Co.                                                                                    70,088
                                                                                                                            142,556
Computers - Integrated Systems - 0.2%
             5,850    Bank Tec (144A)*, ###, ss.                                                                             29,250
Containers - Metal and Glass - 1.1%
             2,565    Owens-Illinois, Inc.*                                                                                 144,743
Cosmetics and Toiletries - 4.1%
            13,495    Avon Products, Inc.                                                                                   533,592
Diversified Minerals - 0.7%
             2,790    Companhia Vale do Rio Doce (ADR)                                                                       96,646
Diversified Operations - 6.1%
            15,386    General Electric Co.                                                                                  569,435
             1,645    Ingersoll-Rand Co. - Class A                                                                           73,334
             1,440    Siemens A.G.                                                                                          157,488
                                                                                                                            800,257
Drug Delivery Systems - 0.7%
             2,025    Hospira, Inc.*                                                                                         86,609
Electric - Generation - 1.1%
             8,780    AES Corp.*                                                                                            146,363
Engineering - Research and Development Services - 1.2%
             5,870    ABB, Ltd.                                                                                             158,105
Enterprise Software/Services - 2.8%
            18,370    Oracle Corp.*                                                                                         359,317
Finance - Credit Card - 2.9%
             8,490    American Express Co.                                                                                  371,183
Finance - Investment Bankers/Brokers - 3.7%
            11,165    JP Morgan Chase & Co.                                                                                 479,537
Finance - Mortgage Loan Banker - 2.4%
             9,315    Fannie Mae                                                                                            245,170
             2,405    Freddie Mac                                                                                            60,895
                                                                                                                            306,065
Finance - Other Services - 0.7%
               180    CME Group, Inc.                                                                                        84,438
Food - Diversified - 2.9%
            12,091    Kraft Foods, Inc. - Class A                                                                           374,942
Independent Power Producer - 1.0%
             3,340    NRG Energy, Inc.*                                                                                     130,227
Investment Management and Advisory Services - 0.5%
             1,220    T. Rowe Price Group, Inc.                                                                              61,000
Medical - Biomedical and Genetic - 1.1%
             2,300    Celgene Corp.*                                                                                        140,967
Medical - Drugs - 5.3%
            11,245    Merck & Company, Inc.                                                                                 426,747
             1,376    Roche Holding A.G.                                                                                    259,137
                                                                                                                            685,884
Medical - HMO - 0.5%
             1,670    Coventry Health Care, Inc.*                                                                            67,385
Multimedia - 1.7%
             2,355    McGraw-Hill Companies, Inc.                                                                            87,017
             7,175    News Corporation, Inc. - Class A                                                                      134,532
                                                                                                                            221,549
Oil - Field Services - 3.2%
             4,760    Schlumberger, Ltd. (U.S. Shares)                                                                      414,120
Oil Companies - Exploration and Production - 4.3%
             4,605    EOG Resources, Inc.                                                                                   552,599
Oil Companies - Integrated - 2.8%
             4,155    Hess Corp.                                                                                            366,388
Oil Refining and Marketing - 3.0%
             7,860    Valero Energy Corp.                                                                                   386,005
Real Estate Management/Services - 0.6%
             3,000    Mitsubishi Estate Company, Ltd.                                                                        73,074
Reinsurance - 3.0%
                88    Berkshire Hathaway, Inc. - Class B*                                                                   393,615
REIT - Diversified - 1.1%
            14,368    CapitalSource, Inc.                                                                                   138,939
Retail - Apparel and Shoe - 1.3%
             2,105    Industria de Diseno Textil S.A.                                                                       116,935
             1,720    Nordstrom, Inc.                                                                                        56,072
                                                                                                                            173,007
Retail - Drug Store - 4.1%
            12,970    CVS/Caremark Corp.                                                                                    525,415
Semiconductor Components/Integrated Circuits - 0.5%
             5,730    Marvell Technology Group, Ltd.*                                                                        62,342
Semiconductor Equipment - 2.3%
             7,910    KLA-Tencor Corp.                                                                                      293,461
Telecommunication Services - 0.6%
             2,650    Amdocs, Ltd. (U.S. Shares)*                                                                            75,154
Television - 1.8%
            21,040    British Sky Broadcasting Group PLC                                                                    233,137
Therapeutics - 0.9%
             2,275    Gilead Sciences, Inc.*                                                                                117,231
Tobacco - 3.3%
             5,855    Altria Group, Inc.                                                                                    129,981
             5,855    Philip Morris International, Inc.*                                                                    296,146
                                                                                                                            426,127
Toys - 0.9%
             6,135    Mattel, Inc.                                                                                          122,087
Transportation - Services - 4.1%
             7,330    United Parcel Service, Inc. - Class B                                                                 535,237
Wireless Equipment - 3.4%
             6,700    Crown Castle International Corp.*                                                                     231,083
             4,940    QUALCOMM, Inc.                                                                                        202,540
                                                                                                                            433,623
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $12,718,079)                                                                                    12,466,816
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.1%
           117,650    Janus Institutional Cash Management Fund - Institutional Shares, 3.13%                                117,650
           151,350    Janus Institutional Money Market Fund - Institutional Shares, 3.10%                                   151,350
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $269,000)                                                                                         269,000
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.4%
            14,949    Repurchase Agreements+                                                                                 14,949
           163,801    Time Deposits+                                                                                        163,801
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $178,750)                                                                                      178,750
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $13,165,829) - 100%                                                                    $   12,914,566
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Belgium                                         $      227,448              1.8%
Bermuda                                                135,677              1.0%
Brazil                                                  96,646              0.7%
Canada                                                 100,887              0.8%
Germany                                                157,488              1.2%
Guernsey                                                75,154              0.6%
India                                                   59,805              0.5%
Japan                                                  293,128              2.3%
Netherlands                                            414,120              3.2%
Spain                                                  116,935              0.9%
Switzerland                                            631,094              4.9%
United Kingdom                                         291,564              2.2%
United States ++                                    10,314,620             79.9%
--------------------------------------------------------------------------------
Total                                           $   12,914,566            100.0%
                                                ==============   ==============

++ Includes Short-Term Securities and Other Securities (76.4% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008.
--------------------------------------------------------------------------------
Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $ 12,437,566
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                            477,000
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                               $ 12,914,566
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR   American Depositary Receipt

PLC   Public Limited Company

REIT  Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.


###   Schedule of Fair Valued Securities (as of March 31, 2008)

                                                                 Value as a % of
                                               Value       Investment Securities
--------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio
Bank Tec (144A)                              $29,250                        0.2%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of March 31, 2008)

                                                                                                Value as a
                                               Acquisition     Acquisition                         % of
                                                   Date           Cost          Value      Investment Securities
------------------------------------------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio

Bank Tec (144A) ###                               6/20/07       $46,800        $29,250              0.2%
------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2008. The issuer incurs all registration costs.

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.5%
Agricultural Chemicals - 1.4%
             1,322    Syngenta A.G.                                                                                  $      387,278
Chemicals - Diversified - 5.6%
            10,996    Bayer A.G.#                                                                                           881,369
             1,920    K+S A.G.                                                                                              632,365
                                                                                                                          1,513,734
Diversified Operations - 0.3%
            18,444    Max India, Ltd.*                                                                                       68,707
Drug Delivery Systems - 0.9%
             5,780    Hospira, Inc.*                                                                                        247,211
Medical - Biomedical and Genetic - 19.2%
             1,135    Abraxis BioScience*                                                                                    67,056
            23,680    Acorda Therapeutics, Inc.*                                                                            425,056
             7,080    Alexion Pharmaceuticals, Inc.*,#                                                                      419,844
             7,546    AMAG Pharmaceuticals, Inc.*,#                                                                         305,085
             9,095    Amgen, Inc.*                                                                                          379,989
            14,505    Arena Pharmaceuticals, Inc.*,#                                                                         99,214
             2,775    Biogen Idec, Inc.*                                                                                    171,190
            14,350    Celgene Corp.*                                                                                        879,511
             8,374    Cougar Biotechnology, Inc.*                                                                           175,854
            15,750    Exelixis, Inc.*                                                                                       109,463
             37,480   Fibrogen, Inc.*, ###,ss.                                                                              219,258
             5,525    Genentech, Inc.*                                                                                      448,519
             8,515    Genzyme Corp.*                                                                                        634,707
            39,065    Human Genome Sciences, Inc.*                                                                          230,093
             3,215    Millipore Corp.*                                                                                      216,723
            19,135    Savient Pharmaceuticals, Inc.*,#                                                                      382,700
                                                                                                                          5,164,262
Medical - Drugs - 29.9%
            25,350    Achillion Pharmaceuticals, Inc.*                                                                      112,301
            19,705    Array BioPharma, Inc.*                                                                                138,132
            13,355    AstraZeneca Group PLC (ADR)                                                                           507,356
            12,485    Auxilium Pharmaceuticals, Inc.*                                                                       333,849
            13,625    BioForm Medical, Inc.*,#                                                                               62,675
            18,955    Elan Corporation PLC (ADR)*                                                                           395,401
             7,215    Eli Lilly and Co.                                                                                     372,222
            16,775    Forest Laboratories, Inc.*                                                                            671,168
            12,295    K-V Pharmaceutical Co. - Class A*,#                                                                   306,883
            22,405    Merck & Company, Inc.                                                                                 850,270
             3,224    Merck KGaA#                                                                                           400,603
            13,756    Novartis A.G.                                                                                         705,537
            10,110    OSI Pharmaceuticals, Inc.*,#                                                                          378,013
             5,267    Roche Holding A.G.                                                                                    991,913
             2,754    Sanofi-Aventis                                                                                        206,627
            23,455    Schering-Plough Corp.                                                                                 337,987
            11,025    Shire PLC (ADR)                                                                                       639,009
            15,545    Wyeth                                                                                                 649,159
                                                                                                                          8,059,105
Medical - Generic Drugs - 2.0%
             7,150    Alpharma, Inc. - Class A*                                                                             187,402
             7,800    Pharmstandard (GDR) (144A)*                                                                           182,955
           267,733    Mediquest Therapeutics ###,ss.                                                                        160,640
                                                                                                                            530,997

Medical - HMO - 5.5%
            13,507    Coventry Health Care, Inc.*                                                                           545,007
             5,840    Health Net, Inc.*                                                                                     179,872
             6,275    Humana, Inc.*                                                                                         281,497
            13,870    UnitedHealth Group, Inc.                                                                              476,573
                                                                                                                          1,482,949
Medical Instruments - 2.8%
             8,615    Medtronic, Inc.                                                                                       416,708
             8,100    St. Jude Medical, Inc.*                                                                               349,839
                                                                                                                            766,547
Medical Labs and Testing Services - 0.9%
            12,245    Diagnosticos da America                                                                               243,643
Medical Products - 2.2%
            19,500    Tomotherapy, Inc.*,#                                                                                  279,825
             9,270    Xtent, Inc.*                                                                                           46,350
             3,480    Zimmer Holdings, Inc.*                                                                                270,953
                                                                                                                            597,128
Optical Supplies - 1.3%
             2,405    Alcon, Inc. (U.S. Shares)                                                                             342,111
Pharmacy Services - 1.6%
            10,110    Medco Health Solutions, Inc.*                                                                         442,717
Physician Practice Management - 1.8%
             7,355    Pediatrix Medical Group, Inc.*                                                                        495,727
REITS - Diversified - 0.8%
            23,480    CapitalSource, Inc.                                                                                   227,052
REITS - Office Property - 0.9%
             2,650    Alexandria Real Estate Equities, Inc.                                                                 245,708
Retail - Drug Store - 3.7%
            24,375    CVS/Caremark Corp.                                                                                    987,431
Soap and Cleaning Preparations - 1.0%
             4,950    Reckitt Benckiser PLC                                                                                 274,121
Therapeutics - 5.6%
             5,090    Amylin Pharmaceuticals, Inc.*,#                                                                       148,679
             6,105    BioMarin Pharmaceutical, Inc.*                                                                        215,934
             4,591    Gilead Sciences, Inc.*                                                                                236,574
            19,990    MannKind Corp.*,#                                                                                     119,340
            15,610    Onyx Pharmaceuticals, Inc.*,#                                                                         453,159
            11,485    Theravance, Inc.*,#                                                                                   120,937
             2,400    United Therapeutics Corp.*,#                                                                          208,080
                                                                                                                          1,502,703
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $21,568,882)                                                                                    23,579,131
-----------------------------------------------------------------------------------------------------------------------------------

Preferred Stock  - 0.1%
Medical - Biomedical and Genetic - 0.1%
               876    Cougar Biotechnology, Inc. (cost $1,908)                                                               18,396
-----------------------------------------------------------------------------------------------------------------------------------
 Equity-Linked Structured Notes - 1.7%
             9,294    Morgan Stanley Co., convertible, (Gilead Sciences, Inc.), 0% (144A)ss. (cost  $390,999)               454,384
-----------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.8%
Medical - Generic Drugs - 0%
            66,933    Mediquest Therapeutics - expires 6/15/11###,ss.                                                         5,348
            15,163    Mediquest Therapeutics - expires 6/15/12###,ss.                                                         1,516
                                                                                                                              6,864
Medical Instruments -  0.8%
            25,073    GMP Companies, Inc. - expires 6/1/11###,ss.                                                           226,409
-----------------------------------------------------------------------------------------------------------------------------------
Total Warrant (cost $191,126)                                                                                               233,273
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Promissory Note - 0.2%
Medical - Generic Drugs - 0.2%
            50,544    Mediquest Therapeutics - Promissory Note, 14.00%,  due 3/31/09###,ss. (cost $50,544)                   48,770
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.4%
           114,000    Janus Institutional Cash Management Fund -Institutional Shares, 3.13%                                 114,000
           258,000    Janus Institutional Money Market Fund - Institutional Shares, 3.10%                                   258,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market (cost $372,000)                                                                                          372,000
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.9%
           904,150    Allianz Dresdner Daily Asset Funds+                                                                   904,150
           146,733    Repurchase Agreements+                                                                                146,733
                      Time Deposits:
           146,733       Abbey National Treasury, N.A., 2.625%, 4/1/08+                                                     146,733
           101,850       ABN-AMRO Bank N.V., N.A., 2.375%, 4/1/08+                                                          101,850
           146,668       Bank of Scotland PLC, N.A., 2.90%, 4/1/08+                                                         149,668
           146,733       BNP Paribas, New York, N.A., 3.00%, 4/1/08+                                                        146,733
           139,578       Calyon, N.A., 3.00%, 4/1/08+                                                                       139,578
           146,733       Danske Bank, Cayman Islands, N.A., 3.05%, 4/1/08+                                                  146,733
            88,040       Dresdner Bank A.G., N.A., 2.00%, 4/1/08+                                                            88,040
           146,733       ING Bank N.V., Amsterdam, N.A., 3.00%, 4/1/08+                                                     146,733
           146,733       Lloyd's TSB Group PLC, N.A., 2.85%, 4/1/08+                                                        146,733
            20,852       Natixis, N.A., 2.70%, 4/1/08+                                                                       20,852
            73,366       Natixis, N.A., 2.75%, 4/1/08+                                                                       73,366
           154,069       Nordea Bank Finland PLC, N.A., 2.8125%, 4/1/08+                                                    154,069
           146,733       Wells Fargo Bank, N.A., 2.50%, 4/1/08+                                                             146,733
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $2,658,704)                                                                                  2,658,704
-----------------------------------------------------------------------------------------------------------------------------------

Securities Sold Short - (1.6)%
Hospital Beds and Equipment - (0.6)%
             6,155    Hillenbrand, Inc.*                                                                                   (159,968)
Medical - Hospitals - (1.0)%
             2,145    Community Health Care Corp.*                                                                          (72,008)
            23,605    Health Management Associates, Inc. - Class A*                                                        (124,870)
             2,655    LifePoint Hospitals, Inc.*                                                                            (72,933)
                                                                                                                           (269,811)
-----------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $426,462)                                                                            (429,779)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $24,807,701) - 100%                                                                    $   26,934,879
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country (Long Positions)
                           March 31, 2008 (unaudited)


                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Brazil                                         $      243,643               0.9%
France                                                206,627               0.8%
Germany                                             1,914,337               7.0%
India                                                  68,707               0.2%
Ireland                                               395,401               1.4%
Russia                                                182,955               0.7%
Switzerland                                         2,426,840               8.9%
United Kingdom                                      1,420,486               5.2%
United States++                                    20,505,662              74.9%
--------------------------------------------------------------------------------
Total                                          $   27,364,658             100.0%
                                               ==============             =====

++ Includes Short-Term Securities and Other Securities (63.9% excluding Short-Term Securities and Other Securities)

              Summary of Investments by Country - (Short Positions)
                           March 31, 2008 (unaudited)

Short                                                            % of Securities
Country                                                 Value               Sold
--------------------------------------------------------------------------------
United States                                   $     (429,779)           100.0%
--------------------------------------------------------------------------------
Total                                           $     (429,779)           100.0%

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008

--------------------------------------------------------------------------------------------------------------
                                                                                          Other Financial
                  Valuation Inputs                       Investments in Securities         Instruments(a)
--------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                  $              22,586,499   $               2,190,782
--------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                            3,686,439                          --
--------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                  661,941                          --
--------------------------------------------------------------------------------------------------------------
Total                                                    $              26,934,879                   2,190,782
--------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts.

Level 3 Valuation Reconciliation of assets as of the fiscal period ended March 31, 2008
--------------------------------------------------------------------------------
                                                       Investments in Securities
--------------------------------------------------------------------------------
Balance as December 31, 2007                                        $    578,406
--------------------------------------------------------------------------------
 Accrued discounts/premiums                                                   --
--------------------------------------------------------------------------------
 Realized gain/(loss)                                                         --
--------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)                          2,874
--------------------------------------------------------------------------------
 Net purchases/(sales)                                                    80,661
--------------------------------------------------------------------------------
 Transfers in and/or out of Level 3
--------------------------------------------------------------------------------
Balance as of March 31, 2008                                        $    661,941
--------------------------------------------------------------------------------

Forward Currency Contracts, Open

Currency Sold and                    Currency         Currency       Unrealized
Settlement Date                    Units Sold   Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 5/14/08                 125,000   $      247,238   $        2,152
British Pound 8/14/08                  96,500          189,418           (1,631)
Euro 5/14/08                          345,000          543,682          (39,430)
Euro 8/14/08                          119,400          187,211           (7,126)
Swiss Franc 5/2/08                    646,000          650,754          (51,905)
Swiss Franc 8/14/08                   370,000          372,479          (36,030)
--------------------------------------------------------------------------------
Total                                           $    2,190,782   $     (133,970)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

PLC   Public Limited Company

REIT  Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

### Schedule of Fair Valued Securities
as of March 31, 2008
                                                                 Value as a % of
Janus Aspen Global Life Sciences Portfolio        Value    Investment Securities
--------------------------------------------------------------------------------
Fibrogen, Inc.                                 $219,258                     0.8%
GMP Companies, Inc- expires 6/1/11              226,409                     0.8%
Mediquest Therapeutics                          160,640                     0.6%
Mediquest Therapeutics- expires 6/15/11           5,348                     0.0%
Mediquest Therapeutics- expires 6/15/12           1,516                     0.0%
Mediquest Therapeutics- Promissory Note          48,770                     0.2%
--------------------------------------------------------------------------------
                                                661,941                     2.4%
--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of March 31, 2008)

                                                                                                                   Value as a
                                                                                                                     % of
                                                                         Acquisition       Acquisition             Investment
                                                                             Date              Cost       Value    Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Fibrogen, Inc.###                                                     12/28/04 - 11/08/05    $ 170,534  $  219,258         0.8%
GMP Companies, Inc. - expires 6/1/11 ###                               5/31/06 - 2/19/08       189,352     226,409         0.8%
Mediquest Therapeutics###                                              5/11/06 - 6/15/06       160,640     160,640         0.6%
Mediquest Therapeutics - expires 6/15/11###                            5/11/06 - 6/15/06             -       5,348         0.0%
Mediquest Therapeutics - expires 6/15/12 ###                               10/12/07              1,774       1,516         0.0%
Mediquest Therapeutics - Promissory Note ###                               10/12/07             48,770      48,770         0.2%
Morgan Stanley Co., convertible, (Gilead Sciences, Inc.),0%c (144A)        10/17/07            390,999     454,384         1.7%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                             $ 962,069  $1,116,325         4.1%
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2008 are noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                       $     6,292,950

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.8%
Advertising Sales - 0.5%
            18,970    Lamar Advertising Co. - Class A*                                                               $      681,592
Aerospace and Defense - 0.7%
           101,598    BAE Systems PLC**                                                                                     978,169
Aerospace and Defense - Equipment - 0.5%
             6,475    Alliant Techsystems, Inc.*                                                                            670,357
Applications Software - 4.1%
            31,080    Infosys Technologies, Ltd.                                                                          1,119,718
            65,740    Microsoft Corp.                                                                                     1,865,701
           258,100    Satyam Computer Services, Ltd.                                                                      2,554,939
                                                                                                                          5,540,358
Audio and Video Products - 2.5%
            83,200    Sony Corp.**                                                                                        3,328,822
Batteries and Battery Systems - 2.3%
         1,168,367    BYD Company, Ltd.                                                                                   2,170,532
           776,000    BYD Electronic Company, Ltd.                                                                          990,628
                                                                                                                          3,161,160
Cable Television - 0.7%
            35,810    DIRECTV Group, Inc.*                                                                                  887,730
Chemicals - Diversified - 2.1%
             8,015    Bayer A.G.**                                                                                          642,431
            18,800    Shin-Etsu Chemical Company, Ltd.**                                                                    975,783
             5,764    Wacker Chemie A.G.**                                                                                1,194,605
                                                                                                                          2,812,819
Commercial Services - 0.6%
            70,580    Live Nation*                                                                                          856,135
Computer Software - 0.3%
            20,005    Omniture, Inc.*                                                                                       464,316
Computers - 7.7%
            19,835    Apple, Inc.*                                                                                        2,846,323
            80,630    Dell, Inc.*                                                                                         1,606,150
            67,040    Hewlett-Packard Co.**                                                                               3,061,045
            25,295    Research In Motion, Ltd. (U.S. Shares)*                                                             2,838,858
                                                                                                                         10,352,376
Computers - Peripheral Equipment - 1.0%
            55,783    Logitech International S.A.*                                                                        1,412,072
Consulting Services - 0.8%
            89,000    Genpact, Ltd.*,#                                                                                    1,090,250
Decision Support Software - 0.4%
            58,780    DemandTec, Inc.*                                                                                      599,556
E-Commerce/Services - 0.3%
           206,500    Alibaba.com Corp. (144A)*,#                                                                           432,908
Electric Products - Miscellaneous - 1.9%
           153,000    Sharp Corp.**                                                                                       2,609,447
Electronic Components - Miscellaneous - 1.4%
           220,336    Hon Hai Precision Industry Company, Ltd.**                                                          1,265,639
            17,745    Koninklijke (Royal) Philips Electronics N.V.**,#                                                      679,326
                                                                                                                          1,944,965
Electronic Components - Semiconductors - 6.9%
         1,614,057    ARM Holdings PLC**                                                                                  2,817,962
            30,520    Broadcom Corp. - Class A*                                                                             588,120
            49,930    IPG Photonics Corp.*                                                                                  783,402
            27,300    MediaTek, Inc.**                                                                                      356,487
            91,455    Microsemi Corp.*,#                                                                                  2,085,174
           142,424    MIPS Technologies, Inc.*,#                                                                            563,999
             3,230    Samsung Electronics Company, Ltd.**                                                                 2,052,944
            24,100    Spreadtrum Communications, Inc. (ADR)*,#                                                              209,670
                                                                                                                          9,457,758
Electronic Connectors - 0.9%
            32,550    Amphenol Corp. - Class A                                                                            1,212,488
Electronic Measuring Instruments - 2.0%
            48,540    Memsic, Inc.*                                                                                         291,725
            83,980    Trimble Navigation, Ltd.*                                                                           2,400,989
                                                                                                                          2,692,714
Energy - Alternate Sources - 6.8%
             3,905    First Solar, Inc.*                                                                                    902,602
           148,000    Gintech Energy Corp.*,**                                                                            1,108,823
           189,315    JA Solar Holdings Company, Ltd. (ADR)                                                               3,521,258
            26,580    SunPower Corp. - Class A*,#                                                                         1,980,476
            11,305    Suntech Power Holdings Company, Ltd. (ADR)*                                                           458,531
            11,843    Vestas Wind Systems A.S.*                                                                           1,296,181
                                                                                                                          9,267,871
Engineering - Research and Development Services - 1.1%
            55,859    ABB, Ltd.                                                                                           1,504,531
Enterprise Software/Services - 2.9%
            19,830    Concur Technologies, Inc.*,#                                                                          615,722
            65,690    Oracle Corp.*                                                                                       1,284,896
           110,340    RightNow Technologies, Inc.*                                                                        1,313,046
            35,025    Taleo Corp.*                                                                                          679,485
                                                                                                                          3,893,149
Entertainment Software - 1.1%
            30,745    Electronic Arts, Inc.*                                                                              1,534,790
Human Resources - 0.9%
            42,370    Kenexa Corp.*                                                                                         782,998
            45,315    SuccessFactors, Inc.*                                                                                 442,274
                                                                                                                          1,225,272
Internet Applications Software - 1.9%
            90,145    DealerTrack Holdings, Inc.*                                                                         1,822,732
            30,825    Vocus, Inc.*                                                                                          813,780
                                                                                                                          2,636,512
Internet Connectivity Services - 1.7%
            46,730    NDS Group PLC (ADR)*,**                                                                             2,283,695
Internet Content - Information/News - 0.6%
            52,955    TechTarget*,#                                                                                         750,372
Machinery - General Industrial - 0.7%
         1,552,000    Shanghai Electric Group Company, Ltd.                                                                 946,111
Medical - Biomedical and Genetic - 1.9%
            30,225    Celgene Corp.*                                                                                      1,852,490
            10,150    Genzyme Corp.*                                                                                        756,581
                                                                                                                          2,609,071
Medical - Drugs - 3.1%
            27,050    Merck & Company, Inc.                                                                               1,026,548
             4,835    Roche Holding A.G.                                                                                    910,558
            25,960    Shire PLC (ADR)**                                                                                   1,504,641
            61,175    Valeant Pharmaceuticals International*                                                                784,875
                                                                                                                          4,226,622
Medical Labs and Testing Services - 0.5%
            34,000    Diagnosticos da America                                                                               676,511
Networking Products - 3.7%
           207,950    Cisco Systems, Inc.*                                                                                5,009,516
Power Converters and Power Supply Equipment - 1.5%
            99,760    Advanced Energy Industries, Inc.*                                                                   1,322,818
            36,000    China High Speed Transmission Equipment Group Company, Ltd.*                                           52,828
           110,060    Suzlon Energy, Ltd.                                                                                   726,409
                                                                                                                          2,102,055
Semiconductor Components/Integrated Circuits - 8.1%
           152,635    Actions Semiconductor Company, Ltd. (ADR)                                                             451,800
           492,275    Atmel Corp.*                                                                                        1,713,117
           144,810    Cypress Semiconductor Corp.*                                                                        3,418,964
           121,735    Marvell Technology Group, Ltd.*                                                                     1,324,477
           891,522    Siliconware Precision Industries Co.**                                                              1,517,482
         1,261,562    Taiwan Semiconductor Manufacturing Company, Ltd.**                                                  2,627,422
                                                                                                                         11,053,262
Semiconductor Equipment - 5.5%
           102,010    ASML Holdings N.V. (U.S. Shares)                                                                    2,530,868
           133,275    KLA-Tencor Corp.                                                                                    4,944,503
                                                                                                                          7,475,371
Telecommunication Equipment - 1.9%
           357,625    Arris Group, Inc.*                                                                                  2,081,377
            13,490    CommScope, Inc.*                                                                                      469,857
                                                                                                                          2,551,234
Telecommunication Equipment - Fiber Optics - 4.4%
           251,495    Corning, Inc.                                                                                       6,045,940
Telecommunication Services - 3.0%
            91,445    Amdocs, Ltd. (U.S. Shares)*                                                                         2,593,380
            94,040    SAVVIS, Inc.*,#                                                                                     1,530,031
                                                                                                                          4,123,411
Television - 0.7%
            87,469    British Sky Broadcasting Group PLC**                                                                  969,213
Web Hosting/Design - 0.9%
             8,095    Equinix, Inc.*                                                                                        538,237
           130,265    Terremark Worldwide, Inc.*,#                                                                          713,852
                                                                                                                          1,252,089
Web Portals/Internet Service Providers - 1.4%
             4,170    Google, Inc. - Class A*                                                                             1,836,760
Wireless Equipment - 3.0%
            77,015    Crown Castle International Corp.*                                                                   2,656,247
            73,155    Telefonaktiebolaget L.M. Ericsson (ADR)*                                                            1,437,496
                                                                                                                          4,093,743
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $123,792,319)                                                                                  129,253,093
-----------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.5%
Finance - Investment Bankers/Brokers - 0.5%
            25,960    Goldman Sachs, Inc., convertible, (Omniture, Inc.), 0% (144A)*,ss.
                      (cost $742,456)                                                                                       649,753
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.1%
            54,000    Janus Institutional Money Market Fund - Institutional Shares, 3.10%
                      (cost $54,000)                                                                                         54,000
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.7%
         4,131,343    Allianz Dresdner Daily Asset Fund+                                                                  4,131,343
           192,027    Repurchase Agreements+                                                                                192,027
         2,104,126    Time Deposits+                                                                                      2,104,126
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $6,427,496)                                                                                  6,427,496
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.1)%
Electronic Components - Semiconductors - (0.1)%
            10,080   OmniVision Technologies, Inc.* (proceeds $168,593)                                                    (169,546)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $130,847,678) - 100%                                                                   $  136,214,796
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                         $    2,414,727              1.8%
Brazil                                                 676,511              0.5%
Canada                                               2,838,858              2.1%
Cayman Islands                                       5,126,996              3.8%
China                                                3,116,643              2.3%
Denmark                                              1,296,181              0.9%
Germany                                              1,837,036              1.3%
Guernsey                                             2,593,380              1.9%
Hong Kong                                              990,628              0.7%
India                                                4,401,066              3.2%
Japan                                                6,914,052              5.1%
Netherlands                                            679,326              0.5%
South Korea                                          2,052,944              1.5%
Sweden                                               1,437,496              1.1%
Switzerland                                          3,827,161              2.8%
Taiwan                                               6,875,852              5.0%
United Kingdom                                       8,553,681              6.3%
United States ++                                    80,751,804             59.2%
--------------------------------------------------------------------------------
Total                                           $  136,384,342            100.0%
                                                ==============   ==============

++ Includes Short-Term Securities and Other Securities (54.4% excluding Short-Term Securities and Other Securities)

              Summary of Investments by Country - (Short Positions)
                           March 31, 2008 (unaudited)
                                                                 % of Investment
                                                                      Securities
Country                                                 Value         Sold Short
--------------------------------------------------------------------------------
United States                                   $     (169,546)             100%
--------------------------------------------------------------------------------
      Total                                     $     (169,546)           100.0%
                                                ==============   ==============

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008

--------------------------------------------------------------------------------------------------------
                                                                                    Other Financial
                  Valuation Inputs                 Investments in Securities         Instruments(a)
--------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                            $             129,083,547   $               7,697,949
--------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                      7,131,249                          --
--------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                 --                          --
--------------------------------------------------------------------------------------------------------
Total                                              $             136,214,796   $               7,697,949
--------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option and swap contracts.

Forward Currency Contracts, Open
as of March 31, 2008 (unaudited)

Currency Sold and                    Currency         Currency       Unrealized
Settlement Date                    Units Sold   Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 5/14/08               1,498,000   $    2,962,905   $       65,385
Euro 5/2/08                           575,000          906,666          (52,906)
Japanese Yen 5/2/08               137,000,000        1,377,522          (95,471)
South Korean Won 5/14/08        1,270,000,000        1,286,554          105,761
Taiwan Dollar 5/14/08              35,000,000        1,164,308          (73,965)
--------------------------------------------------------------------------------
Total                                           $    7,697,955   $      (51,196)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR   American Depositary Receipt

PLC   Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                          $    26,814,108

ss. Schedule of Restricted and Illiquid Securities (as of March 31, 2008)

                                                                                                                  Value as a
                                                             Acquisition    Acquisition                              % of
                                                                 Date           Cost            Value        Investment Securities
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Goldman Sachs, Inc., convertible, (Omniture, Inc.), 0% (144A)  11/20/07    $   742,456        $ 649,753                      0.5%
----------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2008. The issuer incurs all registration costs.

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.3%
Advertising Sales - 0.5%
            10,060    Lamar Advertising Co. - Class A*,#                                                             $      361,456
Aerospace and Defense - 2.1%
            11,885    BAE Systems PLC                                                                                       114,427
             9,630    Boeing Co.                                                                                            716,183
            16,695    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)*                                                 659,619
                                                                                                                          1,490,229
Agricultural Chemicals - 1.9%
             2,915    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                452,437
            15,720    Syngenta A.G. (ADR)**,#                                                                               919,777
                                                                                                                          1,372,214
Agricultural Operations - 0.4%
             6,769    Archer-Daniels-Midland Co.                                                                            278,612
Apparel Manufacturers - 1.1%
            64,130    Esprit Holdings, Ltd.                                                                                 768,551
Applications Software - 2.4%
            11,631    Infosys Technologies, Ltd.                                                                            419,030
            34,955    Microsoft Corp.                                                                                       992,023
            27,126    Satyam Computer Services, Ltd.                                                                        268,521
                                                                                                                          1,679,574
Athletic Footwear - 0.6%
             5,795    NIKE, Inc. - Class B                                                                                  394,060
Audio and Video Products - 0.3%
             5,790    Sony Corp. (ADR)                                                                                      232,005
Automotive - Cars and Light Trucks - 0.8%
            10,625    BMW A.G.**                                                                                            587,439
Beverages - Non-Alcoholic - 0.5%
             5,790    Coca-Cola Co.                                                                                         352,437
Brewery - 2.2%
            17,490    InBev N.V.**                                                                                        1,541,887
Cable Television - 0.3%
            11,330    Comcast Corp. - Class A                                                                               219,122
Casino Hotels - 0.7%
            19,467    Crown, Ltd.*                                                                                          187,194
             4,947    MGM Mirage*                                                                                           290,735
                                                                                                                            477,929
Commercial Services - Finance - 0.9%
            28,935    Western Union Co.                                                                                     615,447
Computers - 2.3%
             7,355    Apple, Inc.*                                                                                        1,055,443
            12,455    Dell, Inc.*                                                                                           248,104
             2,915    Research In Motion, Ltd. (U.S. Shares)*                                                               327,150
                                                                                                                          1,630,697
Computers - Integrated Systems - 0.2%
            31,575    Bank Tec (144A)*, ###, ss.                                                                            157,875
Computers - Memory Devices - 2.0%
            99,960    EMC Corp.*                                                                                          1,433,426
Cosmetics and Toiletries - 3.4%
            17,465    Avon Products, Inc.                                                                                   690,566
            24,652    Procter & Gamble Co.                                                                                1,727,366
                                                                                                                          2,417,932
Diversified Operations - 5.6%
            70,000    China Merchants Holdings International Company, Ltd.                                                  335,231
             4,035    Danaher Corp.                                                                                         306,781
            72,578    General Electric Co.                                                                                2,686,112
           237,000    Melco International Development, Ltd.                                                                 332,594
             2,915    Siemens A.G.**                                                                                        318,804
                                                                                                                          3,979,522
E-Commerce/Services - 0.9%
            11,960    eBay, Inc.*                                                                                           356,887
            17,480    Liberty Media Corp. - Interactive - Class A*                                                          282,127
                                                                                                                            639,014
Electronic Components - Semiconductors - 3.1%
             3,684    Samsung Electronics Company, Ltd. (GDR)                                                             1,152,458
            36,111    Texas Instruments, Inc.                                                                             1,020,858
                                                                                                                          2,173,316
Energy - Alternate Sources - 0.8%
             6,570    JA Solar Holdings Company, Ltd. (ADR)*                                                                122,202
            11,425    Suntech Power Holdings Company, Ltd. (ADR)*                                                           463,398
                                                                                                                            585,600
Enterprise Software/Services - 1.6%
            58,320    Oracle Corp.*                                                                                       1,140,739
Entertainment Software - 0.8%
            11,660    Electronic Arts, Inc.*                                                                                582,067
Finance - Credit Card - 2.7%
            43,175    American Express Co.                                                                                1,887,611
Finance - Investment Bankers/Brokers - 2.0%
             2,945    Goldman Sachs Group, Inc.                                                                             487,074
            22,110    JP Morgan Chase & Co.                                                                                 949,624
                                                                                                                          1,436,698
Finance - Mortgage Loan Banker - 1.6%
            41,655    Fannie Mae                                                                                          1,096,360
Food - Canned - 0.3%
            10,721    TreeHouse Foods, Inc.*                                                                                245,082
Food - Diversified - 2.1%
             2,907    Nestle S.A.**                                                                                       1,453,538
Forestry - 0.5%
             5,505    Weyerhaeuser Co.                                                                                      358,045
Hotels and Motels - 1.0%
            13,935    Starwood Hotels & Resorts Worldwide, Inc.                                                             721,136
Instruments - Controls - 0.3%
             8,755    Watts Water Technologies, Inc. - Class A#                                                             245,403
Medical - Biomedical and Genetic - 0.5%
             5,830    Celgene Corp.*                                                                                        357,321
Medical - Drugs - 4.3%
            23,305    Merck & Company, Inc.                                                                                 884,425
             9,505    Roche Holding A.G.**                                                                                1,790,041
             8,725    Wyeth                                                                                                 364,356
                                                                                                                          3,038,822
Medical - HMO - 1.0%
            17,895    Coventry Health Care, Inc.*                                                                           722,063
Medical Instruments - 0.8%
            11,035    Medtronic, Inc.                                                                                       533,763
Medical Products - 0.4%
             1,150    Nobel Biocare Holding A.G.**                                                                          267,747
Multimedia - 0.7%
            26,760    News Corporation, Inc. - Class B                                                                      509,510
Oil - Field Services - 0.5%
             8,285    Halliburton Co.                                                                                       325,849
Oil Companies - Exploration and Production - 5.2%
            34,468    EnCana Corp. (U.S. Shares)                                                                          2,610,951
             8,835    EOG Resources, Inc.                                                                                 1,060,200
                                                                                                                          3,671,151
Oil Companies - Integrated - 7.5%
            16,105    Exxon Mobil Corp.                                                                                   1,362,161
            31,194    Hess Corp.                                                                                          2,750,686
            12,446    Suncor Energy, Inc.                                                                                 1,203,243
                                                                                                                          5,316,090
Oil Refining and Marketing - 1.1%
            16,035    Valero Energy Corp.                                                                                   787,479
Optical Supplies - 1.4%
             6,990    Alcon, Inc. (U.S. Shares)**                                                                           994,328
Real Estate Operating/Development - 0.5%
            90,765    Hang Lung Properties, Ltd.                                                                            324,397
Retail - Apparel and Shoe - 1.6%
            34,426    Nordstrom, Inc.                                                                                     1,122,288
Retail - Drug Store - 3.2%
            56,495    CVS/Caremark Corp.                                                                                  2,288,612
Retail - Jewelry - 1.3%
            22,005    Tiffany & Co.                                                                                         920,689
Retail - Pet Food and Supplies - 0.4%
            12,170    PETsMART, Inc.                                                                                        248,755
Semiconductor Equipment - 0.8%
            14,920    KLA-Tencor Corp.                                                                                      553,532
Soap and Cleaning Preparations - 0.9%
            11,605    Reckitt Benckiser PLC                                                                                 642,661
Telecommunication Equipment - Fiber Optics - 2.0%
            58,021    Corning, Inc.                                                                                       1,394,825
Telecommunication Services - 1.1%
            37,436    Bharti Tele-Ventures, Ltd.*                                                                           774,429
Television - 1.6%
           103,441    British Sky Broadcasting Group PLC                                                                  1,146,193
Tobacco - 2.2%
            21,485    Altria Group, Inc.                                                                                    476,967
            21,485    Philip Morris International, Inc.*                                                                  1,086,711
                                                                                                                          1,563,678
Transportation - Services - 0.4%
             4,280    United Parcel Service, Inc. - Class B                                                                 312,526
Water - 0.3%
            11,785    Aqua America, Inc.#                                                                                   221,322
Web Portals/Internet Service Providers - 1.1%
             1,691    Google, Inc. - Class A*                                                                               744,835
Wireless Equipment - 2.6%
             6,420    American Tower Corp. - Class A*                                                                       251,728
            35,390    Nokia Oyj (ADR)**                                                                                   1,126,464
            11,750    QUALCOMM, Inc.                                                                                        481,750
                                                                                                                          1,859,942
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $56,802,462)                                                                                    63,197,830
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.7%
Energy - Alternate Sources - 0.5%
           287,000    Suntech Power Holdings Co., convertible, 3.00% (144A)                                                 349,064
Metal - Diversified - 0.5%
             2,485    Freeport-McMoRan Copper & Gold, Inc., convertible, 6.75%                                              349,018
U.S Government Agencies - 0.7%
            11,630    Fannie Mae, 8.25%                                                                                     279,702
             9,100    Freddie Mac, 8.375%                                                                                   222,040
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $1,062,438)                                                                                   1,199,824
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bond - 1.0%
          $707,000    U.S. Treasury Notes, 3.25%, due 12/31/09#
                      (cost $717,651)                                                                                       726,498
-----------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.0%
               158    ConocoPhillips
                      expires January 2009
                      exercise price $70.00                                                                                 195,130
               253    CVS/Caremark Corp. (LEAPS)
                      expires January 2010
                      exercise price $35.00                                                                                 251,933
               102    J.C. Penney Company, Inc. (LEAPS)
                      expires January 2010
                      exercise price $70.00                                                                                  18,968
               154    Nordstrom, Inc. (LEAPS)
                      expires January 2010
                      exercise price $40.00                                                                                  87,136
               122    Procter & Gamble Co.
                      expires January 2009
                      exercise price $65.00                                                                                  96,990
               150    Texas Instruments, Inc. (LEAPS)
                      expires January 2010
                      exercise price $35.00                                                                                  36,705
-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $1,016,698)                                                                  686,862
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.1%
         2,871,095    Janus Institutional Cash Management Fund - Institutional Shares, 3.13%                              2,871,095
            41,000    Janus Institutional Money Market Fund - Institutional Shares, 3.10%                                    41,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $2,912,095)                                                                                     2,912,095
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.9%
           584,940    Allianz Dresdner Daily Asset Fund+                                                                    584,940
           121,536    Repurchase Agreements+                                                                                121,536
         1,331,727    Time Deposits+                                                                                      1,331,727
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $2,038,203)                                                                                  2,038,203
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $64,549,547) - 100%                                                                    $   70,761,312
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                       $      187,194              0.3%
Belgium                                              1,541,887              2.2%
Bermuda                                                768,551              1.1%
Brazil                                                 659,619              0.9%
Canada                                               4,593,781              6.5%
Cayman Islands                                         585,600              0.8%
Finland                                              1,126,464              1.6%
Germany                                                906,244              1.3%
Hong Kong                                              992,222              1.4%
India                                                1,461,979              2.1%
Japan                                                  232,005              0.3%
South Korea                                          1,152,458              1.6%
Switzerland                                          5,425,431              7.7%
United Kingdom                                       1,903,281              2.7%
United States++                                     49,224,596             69.5%
--------------------------------------------------------------------------------
Total                                           $   70,761,312            100.0%
                                                ==============   ==============

++ Includes Short-Term Securities and Other Securities (62.5% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008

------------------------------------------------------------------------------------------------------
                                                                                  Other Financial
                  Valuation Inputs               Investments in Securities         Instruments(a)
------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $              62,615,772   $               1,563,511
------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                    8,145,540                          --
------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                               --                          --
------------------------------------------------------------------------------------------------------
Total                                            $              70,761,312   $               1,563,511
------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option and swap contracts.

Forward Currency Contracts, Open
as of March 31, 2008 (unaudited)

Currency Sold and                    Currency         Currency       Unrealized
Settlement Date                    Units Sold   Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 5/2/08                           335,000   $      528,231   $      (30,823)
Euro 5/14/08                           85,000          133,951          (13,168)
Swiss Franc 5/2/08                    505,000          508,716          (47,276)
Swiss Franc 8/14/08                   390,000          392,613          (37,977)
--------------------------------------------------------------------------------
Total                                           $    1,563,511   $     (129,244)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

LEAPS Long-Term Equity Anticipation Securities

PLC   Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

###   Schedule of Fair Valued Securities (as of March 31, 2008)

                                                                 Value as a % of
                                              Value        Investment Securities
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio
Bank Tec (144A)                            $157,875                         0.2%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of March 31, 2008)

                                                                                                   Value as a
                                                                                                      % of
                                                         Acquisition   Acquisition                 Investment
                                                             Date          Cost         Value      Securities
-------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio
Bank Tec (144A) ###                                         6/20/07    $   252,600    $ 157,875          0.2%
-------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                            $   8,334,763

Janus Aspen INTECH Risk-Managed Core Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.3%
Advertising Agencies - 0%
               200    Omnicom Group, Inc.                                                                            $        8,836
Aerospace and Defense - 2.6%
             2,700    Boeing Co.                                                                                            200,799
             1,200    General Dynamics Corp.                                                                                100,044
             3,400    Lockheed Martin Corp.                                                                                 337,620
               600    Northrop Grumman Corp.                                                                                 46,686
               900    Raytheon Co.                                                                                           58,149
               100    Rockwell Collins, Inc.                                                                                  5,715
                                                                                                                            749,013
Aerospace and Defense - Equipment - 1.0%
             3,000    B.F. Goodrich Co.                                                                                     172,530
             1,700    United Technologies Corp.                                                                             116,994
                                                                                                                            289,524
Agricultural Chemicals - 0.3%
               800    Monsanto Co.                                                                                           89,200
Agricultural Operations - 0%
               300    Archer-Daniels-Midland Co.                                                                             12,348
Airlines - 0.1%
             1,100    Southwest Airlines Co.                                                                                 13,640
Apparel Manufacturers - 0.4%
             1,600    VF Corp.                                                                                              124,016
Appliances - 0.1%
               300    Whirlpool Corp.                                                                                        26,034
Applications Software - 1.2%
               900    Citrix Systems, Inc.*                                                                                  26,397
             1,000    Compuware Corp.*                                                                                        7,340
               900    Intuit, Inc.*                                                                                          24,309
             9,700    Microsoft Corp.                                                                                       275,286
                                                                                                                            333,332
Athletic Footwear - 0.4%
             1,700    NIKE, Inc. - Class B                                                                                  115,600
Audio and Video Products - 0%
               100    Harman International Industries, Inc.                                                                   4,354
Automotive - Cars and Light Trucks - 0.4%
             1,300    Ford Motor Co.*                                                                                         7,436
             5,300    General Motors Corp.                                                                                  100,965
                                                                                                                            108,401
Automotive - Medium and Heavy Duty Trucks - 0.5%
             3,300    PACCAR, Inc.                                                                                          148,500
Automotive - Truck Parts and Equipment - Original - 0.8%
             6,500    Johnson Controls, Inc.                                                                                219,700
Beverages - Non-Alcoholic - 3.7%
             7,100    Coca-Cola Co.                                                                                         432,177
             6,500    Coca-Cola Enterprises, Inc.                                                                           157,300
             3,500    Pepsi Bottling Group, Inc.                                                                            118,685
             4,600    PepsiCo, Inc.                                                                                         332,120
                                                                                                                          1,040,282
Beverages - Wine and Spirits - 0.7%
             2,100    Brown-Forman Corp. - Class B                                                                          139,062
             4,000    Constellation Brands, Inc. - Class A*                                                                  70,680
                                                                                                                            209,742
Brewery - 0.2%
             1,000    Molson Coors Brewing Co. - Class B                                                                     52,570
Broadcast Services and Programming - 0.4%
             3,600    Clear Channel Communications, Inc.#                                                                   105,192
Building - Residential and Commercial - 0.2%
               400    Centex Corp.                                                                                            9,684
               300    D.R. Horton, Inc.                                                                                       4,725
             2,100    Pulte Homes, Inc.                                                                                      30,555
                                                                                                                             44,964
Building Products - Air and Heating - 0%
               100    Trane, Inc.                                                                                             4,590
Cable Television - 1.0%
             8,300    Comcast Corp. - Class A                                                                               160,522
             4,500    DIRECTV Group, Inc.*                                                                                  111,555
                                                                                                                            272,077
Chemicals - Diversified - 0.6%
               700    Dow Chemical Co.                                                                                       25,795
             2,600    PPG Industries, Inc.                                                                                  157,326
                                                                                                                            183,121
Chemicals - Specialty - 0.1%
               300    Ecolab, Inc.                                                                                           13,029
               100    International Flavors & Fragrances, Inc.                                                                4,405
               400    Sigma-Aldrich Corp.                                                                                    23,860
                                                                                                                             41,294
Coal - 0.2%
               600    CONSOL Energy, Inc.                                                                                    41,514
               200    Peabody Energy Corp.                                                                                   10,200
                                                                                                                             51,714
Commercial Banks - 0.6%
             1,600    BB&T Corp.                                                                                             51,296
               500    M&T Bank Corp.                                                                                         40,240
             1,700    Marshall & Ilsley Corp.                                                                                39,440
               828    Toronto-Dominion Bank (U.S. Shares)                                                                    50,798
                                                                                                                            181,774
Commercial Services - Finance - 0.1%
               200    Equifax, Inc.                                                                                           6,896
             1,400    H&R Block, Inc.                                                                                        29,064
                                                                                                                             35,960
Computer Aided Design - 0%
               200    Autodesk, Inc.*                                                                                         6,296
Computers - 4.0%
             2,400    Apple, Inc.*                                                                                          344,400
             2,900    Dell, Inc.*                                                                                            57,768
             9,100    Hewlett-Packard Co.                                                                                   415,506
             2,600    IBM Corp.                                                                                             299,364
                                                                                                                          1,117,038
Computers - Integrated Systems - 0.1%
               700    Terdata Corp.*                                                                                         15,442
Computers - Memory Devices - 0.6%
            10,600    EMC Corp.*                                                                                            152,004
               200    SanDisk Corp.*                                                                                          4,514
                                                                                                                            156,518
Consumer Products - Miscellaneous - 0.1%
               300    Fortune Brands, Inc.                                                                                   20,850
               200    Kimberly-Clark Corp.                                                                                   12,910
                                                                                                                             33,760
Containers - Metal and Glass - 0.1%
               500    Ball Corp.                                                                                             22,970
Cosmetics and Toiletries - 3.1%
             1,000    Avon Products, Inc.                                                                                    39,540
             3,500    Colgate-Palmolive Co.                                                                                 272,685
               400    Estee Lauder Companies, Inc. - Class A                                                                 18,340
             7,927    Procter & Gamble Co.                                                                                  555,445
                                                                                                                            886,010
Data Processing and Management - 0.2%
             1,200    Fidelity National Information Services, Inc.                                                           45,768
Dental Supplies and Equipment - 0.2%
             1,200    Patterson Companies, Inc.*                                                                             43,560
Distribution/Wholesale - 0.1%
               200    W.W. Grainger, Inc.                                                                                    15,278
Diversified Operations - 7.5%
             1,800    3M Co.                                                                                                142,470
             1,800    Cooper Industries, Ltd. - Class A                                                                      72,270
               100    Danaher Corp.                                                                                           7,603
               100    Dover Corp.                                                                                             4,178
               500    Eaton Corp.                                                                                            39,835
            28,500    General Electric Co.                                                                                1,054,785
             4,700    Honeywell International, Inc.                                                                         265,174
               800    Illinois Tool Works, Inc.                                                                              38,584
             4,100    Ingersoll-Rand Co. - Class A                                                                          182,778
               100    ITT Corp.                                                                                               5,181
             3,900    Leucadia National Corp.                                                                               176,358
               200    Parker Hannifin Corp.                                                                                  13,854
             2,200    Textron, Inc.                                                                                         121,924
                                                                                                                          2,124,994
Drug Delivery Systems - 0%
               300    Hospira, Inc.*                                                                                         12,831
E-Commerce/Products - 1.2%
             4,700    Amazon.com, Inc.*                                                                                     335,110
E-Commerce/Services - 0.2%
             2,000    Expedia, Inc.*                                                                                         43,780
Electric - Integrated - 6.5%
               500    Allegheny Energy, Inc.                                                                                 25,250
             1,000    Ameren Corp.                                                                                           44,040
             3,000    American Electric Power Company, Inc.                                                                 124,890
             2,700    Constellation Energy Group, Inc.                                                                      238,329
               900    Edison International                                                                                   44,118
             2,800    Entergy Corp.                                                                                         305,424
               500    Exelon Corp.                                                                                           40,635
             1,900    FirstEnergy Corp.                                                                                     130,378
             5,300    FPL Group, Inc.                                                                                       332,522
               800    PG&E Corp.                                                                                             29,456
             7,400    PPL Corp.                                                                                             339,808
             4,800    Public Service Enterprise Group, Inc.                                                                 192,912
                                                                                                                          1,847,762
Electric Products - Miscellaneous - 0.1%
               700    Molex, Inc.                                                                                            16,212
Electronic Components - Semiconductors - 1.4%
             4,200    Advanced Micro Devices, Inc.*                                                                          24,738
               700    Altera Corp.                                                                                           12,901
             7,000    Intel Corp.                                                                                           148,260
               900    MEMC Electronic Materials, Inc.*                                                                       63,810
               400    Microchip Technology, Inc.                                                                             13,092
             6,600    Micron Technology, Inc.*                                                                               39,402
               700    National Semiconductor Corp.                                                                           12,824
               500    NVIDIA Corp.*                                                                                           9,895
             2,800    Texas Instruments, Inc.                                                                                79,156
                                                                                                                            404,078
Electronics - Military - 0.2%
               500    L-3 Communications Holdings, Inc.                                                                      54,670
Engineering - Research and Development Services - 0.9%
               900    Fluor Corp.                                                                                           127,044
             1,700    Jacobs Engineering Group, Inc.*                                                                       125,103
                                                                                                                            252,147
Engines - Internal Combustion - 0.5%
             3,300    Cummins, Inc.                                                                                         154,506
Enterprise Software/Services - 0.7%
             9,676    Oracle Corp.*                                                                                         189,263
Entertainment Software - 0%
               200    Electronic Arts, Inc.*                                                                                  9,984
Fiduciary Banks - 0.2%
               800    Northern Trust Corp.                                                                                   53,176
Filtration and Separations Products - 0.1%
             1,100    Pall Corp.                                                                                             38,577
Finance - Consumer Loans - 0.2%
             3,800    SLM Corp.                                                                                              58,330
Finance - Credit Card - 0%
               200    American Express Co.                                                                                    8,744
Finance - Investment Bankers/Brokers - 1.1%
               500    Charles Schwab Corp.                                                                                    9,415
             9,600    Citigroup, Inc.                                                                                       205,632
               400    Goldman Sachs Group, Inc.                                                                              66,156
               900    JP Morgan Chase & Co.                                                                                  38,655
                                                                                                                            319,858
Finance - Mortgage Loan Banker - 0.3%
             1,800    Fannie Mae                                                                                             47,376
             1,000    Freddie Mac                                                                                            25,320
                                                                                                                             72,696
Finance - Other Services - 0.3%
               100    CME Group, Inc.                                                                                        46,910
               200    IntercontinentalExchange, Inc.*                                                                        26,100
                                                                                                                             73,010
Financial Guarantee Insurance - 0.1%
             1,800    MBIA, Inc.#                                                                                            21,996
Food - Confectionery - 0.2%
               700    Wm. Wrigley Jr. Co.                                                                                    43,988
Food - Dairy Products - 0%
               100    Dean Foods Co.*                                                                                         2,009
Food - Diversified - 0.9%
               200    ConAgra Foods, Inc.                                                                                     4,790
               500    General Mills, Inc.                                                                                    29,940
             1,700    H.J. Heinz Co.                                                                                         79,849
             1,900    Kellogg Co.                                                                                            99,864
             1,300    Kraft Foods, Inc. - Class A                                                                            40,313
                                                                                                                            254,756
Food - Meat Products - 0.3%
             5,100    Tyson Foods, Inc. - Class A                                                                            81,345
Food - Retail - 1.5%
             9,300    Kroger Co.                                                                                            236,220
             3,400    Safeway, Inc.                                                                                          99,790
             2,300    Whole Foods Market, Inc.#                                                                              75,831
                                                                                                                            411,841
Food - Wholesale/Distribution - 0.1%
               500    Sysco Corp.                                                                                            14,510
Forestry - 0.2%
               400    Plum Creek Timber Company, Inc.                                                                        16,280
               400    Weyerhaeuser Co.                                                                                       26,016
                                                                                                                             42,296
Gas - Distribution - 0%
               100    Sempra Energy Co.                                                                                       5,328
Hotels and Motels - 0%
               600    Wyndham Worldwide Corp.                                                                                12,408
Independent Power Producer - 0%
             1,500    Dynegy, Inc. - Class A*                                                                                11,835
Industrial Automation and Robotics - 0.2%
               900    Rockwell Automation, Inc.                                                                              51,678
Industrial Gases - 0.6%
             1,100    Air Products and Chemicals, Inc.                                                                      101,200
               900    Praxair, Inc.                                                                                          75,807
                                                                                                                            177,007
Instruments - Scientific - 1.1%
             1,000    Applera Corp. - Applied Biosystems Group                                                               32,860
             1,200    PerkinElmer, Inc.                                                                                      29,100
             3,600    Thermo Fisher Scientific, Inc.*                                                                       204,624
               800    Waters Corp.*                                                                                          44,560
                                                                                                                            311,144
Insurance Brokers - 0%
               100    Aon Corp.                                                                                               4,020
Internet Security - 0.3%
             3,600    Symantec Corp.*                                                                                        59,832
             1,000    VeriSign, Inc.                                                                                         33,240
                                                                                                                             93,072
Investment Management and Advisory Services - 0.1%
               600    T. Rowe Price Group, Inc.                                                                              30,000
Life and Health Insurance - 1.4%
             1,300    AFLAC, Inc.                                                                                            84,435
             5,300    CIGNA Corp.                                                                                           215,021
               600    Prudential Financial, Inc.                                                                             46,950
             2,700    UnumProvident Corp.                                                                                    59,427
                                                                                                                            405,833
Linen Supply and Related Items - 0%
               200    Cintas Corp.                                                                                            5,708
Machinery - Construction and Mining - 0.9%
             2,500    Caterpillar, Inc.                                                                                     195,725
               800    Terex Corp.*                                                                                           50,000
                                                                                                                            245,725
Machinery - Farm - 0.3%
               900    Deere & Co.                                                                                            72,396
Machinery - General Industrial - 0%
               100    Manitowoc Company, Inc.                                                                                 4,080
Medical - Biomedical and Genetic - 0.5%
               300    Amgen, Inc.*                                                                                           12,534
               500    Biogen Idec, Inc.*                                                                                     30,845
             1,400    Celgene Corp.*                                                                                         85,806
               200    Genzyme Corp.*                                                                                         14,908
                                                                                                                            144,093
Medical - Drugs - 5.2%
             5,000    Abbott Laboratories                                                                                   275,750
               200    Allergan, Inc.                                                                                         11,278
             7,000    Bristol-Myers Squibb Co.                                                                              149,100
             1,500    Eli Lilly and Co.                                                                                      77,385
            17,800    Merck & Company, Inc.                                                                                 675,510
             5,400    Pfizer, Inc.                                                                                          113,022
            11,500    Schering-Plough Corp.                                                                                 165,715
                                                                                                                          1,467,760
Medical - Generic Drugs - 0.1%
               700    Watson Pharmaceuticals, Inc.*                                                                          20,524
Medical - HMO - 0.2%
               900    Aetna, Inc.                                                                                            37,881
               300    Coventry Health Care, Inc.*                                                                            12,105
               100    UnitedHealth Group, Inc.                                                                                3,436
                                                                                                                             53,422
Medical - Wholesale Drug Distributors - 0%
               200    Cardinal Health, Inc.                                                                                  10,502
Medical Information Systems - 0.1%
             1,200    IMS Health, Inc.                                                                                       25,212
Medical Labs and Testing Services - 0.5%
             3,200    Quest Diagnostics, Inc.                                                                               144,864
Medical Products - 2.7%
             4,200    Baxter International, Inc.                                                                            242,844
             3,000    Johnson & Johnson                                                                                     194,610
             4,200    Stryker Corp.                                                                                         273,210
               800    Zimmer Holdings, Inc.*                                                                                 62,288
                                                                                                                            772,952
Metal - Aluminum - 0.1%
             1,000    Alcoa, Inc.                                                                                            36,060
Metal - Diversified - 0.2%
               472    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         45,416
Metal Processors and Fabricators - 1.2%
             3,300    Precision Castparts Corp.                                                                             336,864
Multi-Line Insurance - 1.9%
               400    Allstate Corp.                                                                                         19,224
             1,500    American International Group, Inc.                                                                     64,875
               400    Cincinnati Financial Corp.                                                                             15,216
             9,800    Loews Corp.                                                                                           394,156
               400    MetLife, Inc.                                                                                          24,104
               300    XL Capital, Ltd. - Class A                                                                              8,865
                                                                                                                            526,440
Multimedia - 0.7%
               200    E.W. Scripps Co. - Class A                                                                              8,402
             5,800    News Corporation, Inc. - Class A                                                                      108,750
             2,200    Walt Disney Co.                                                                                        69,036
                                                                                                                            186,188
Networking Products - 1.8%
            15,500    Cisco Systems, Inc.*                                                                                  373,395
             5,500    Juniper Networks, Inc.*                                                                               137,500
                                                                                                                            510,895
Non-Hazardous Waste Disposal - 0%
               300    Waste Management, Inc.                                                                                 10,068
Oil - Field Services - 2.2%
             1,100    Baker Hughes, Inc.                                                                                     75,350
             3,200    Schlumberger, Ltd. (U.S. Shares)                                                                      278,400
             2,000    Smith International, Inc.                                                                             128,460
               529    Transocean, Inc. (U.S. Shares)*                                                                        71,521
             1,100    Weatherford International, Ltd.*                                                                       79,717
                                                                                                                            633,448
Oil and Gas Drilling - 0.1%
               500    Noble Corp.                                                                                            24,835
               100    Rowan Companies, Inc.                                                                                   4,118
                                                                                                                             28,953
Oil Companies - Exploration and Production - 1.0%
             1,100    Anadarko Petroleum Corp.                                                                               69,333
               200    Apache Corp.                                                                                           24,164
               200    Chesapeake Energy Corp.                                                                                 9,230
               100    Devon Energy Corp.                                                                                     10,433
               100    Noble Energy, Inc.                                                                                      7,280
             1,900    Occidental Petroleum Corp.                                                                            139,023
               400    XTO Energy, Inc.                                                                                       24,744
                                                                                                                            284,207
Oil Companies - Integrated - 8.4%
             5,865    Chevron Corp.                                                                                         500,636
             3,400    ConocoPhillips                                                                                        259,114
            16,000    Exxon Mobil Corp.                                                                                   1,353,279
             3,540    Marathon Oil Corp.                                                                                    161,424
             1,100    Murphy Oil Corp.                                                                                       90,354
                                                                                                                          2,364,807
Oil Field Machinery and Equipment - 1.0%
               700    Cameron International Corp.*                                                                           29,148
             4,200    National-Oilwell Varco, Inc.*                                                                         245,196
                                                                                                                            274,344
Oil Refining and Marketing - 0.5%
               100    Sunoco, Inc.                                                                                            5,247
               700    Tesoro Corp.                                                                                           21,000
             2,600    Valero Energy Corp.                                                                                   127,686
                                                                                                                            153,933
Paper and Related Products - 0%
               200    International Paper Co.                                                                                 5,440
               300    MeadWestvaco Corp.                                                                                      8,166
                                                                                                                             13,606
Pharmacy Services - 1.6%
             1,100    Express Scripts, Inc. - Class A*                                                                       70,752
             8,434    Medco Health Solutions, Inc.*                                                                         369,325
                                                                                                                            440,077
Photo Equipment and Supplies - 0%
               700    Eastman Kodak Co.                                                                                      12,369
Pipelines - 0.2%
               800    Questar Corp.                                                                                          45,248
               200    Williams Companies, Inc.                                                                                6,596
                                                                                                                             51,844
Printing - Commercial - 0%
               100    R.R. Donnelley & Sons Co.                                                                               3,031
Property and Casualty Insurance - 0.2%
             1,700    Progressive Corp.                                                                                      27,319
               400    Travelers Companies, Inc.                                                                              19,140
                                                                                                                             46,459
Publishing - Newspapers - 0.2%
               100    Washington Post Co. - Class B                                                                          66,150
Quarrying - 0.1%
               500    Vulcan Materials Co.#                                                                                  33,200
Retail - Apparel and Shoe - 0.4%
               200    Abercrombie & Fitch Co. - Class A                                                                      14,628
             3,000    Coach, Inc.*                                                                                           90,450
               800    Gap, Inc.                                                                                              15,744
               100    Polo Ralph Lauren Corp.                                                                                 5,829
                                                                                                                            126,651
Retail - Auto Parts - 0%
               100    AutoZone, Inc.*                                                                                        11,383
Retail - Automobile - 0%
               400    Auto Nation, Inc.*                                                                                      5,988
Retail - Computer Equipment - 0.4%
             2,000    GameStop Corp. - Class A*                                                                             103,420
Retail - Consumer Electronics - 0.1%
               500    Best Buy Company, Inc.                                                                                 20,730
             1,100    RadioShack Corp.                                                                                       17,875
                                                                                                                             38,605
Retail - Discount - 0.3%
               400    Big Lots, Inc.*                                                                                         8,920
               100    Costco Wholesale Corp.                                                                                  6,497
               300    Target Corp.                                                                                           15,204
               900    TJX Companies, Inc.                                                                                    29,763
               300    Wal-Mart Stores, Inc.                                                                                  15,804
                                                                                                                             76,188
Retail - Drug Store - 0.6%
             4,502    CVS/Caremark Corp.                                                                                    182,376
Retail - Hypermarkets - 0.4%
             3,500    Supervalu, Inc.                                                                                       104,930
Retail - Jewelry - 0.3%
             1,800    Tiffany & Co.                                                                                          75,312
Retail - Major Department Stores - 0.1%
               200    Sears Holdings Corp.*                                                                                  20,418
Retail - Office Supplies - 0%
               700    Office Depot, Inc.*                                                                                     7,735
Retail - Regional Department Stores - 0.2%
             1,200    Kohl's Corp.*                                                                                          51,468
Retail - Restaurants - 1.3%
             5,900    McDonald's Corp.                                                                                      329,043
               700    Yum! Brands, Inc.                                                                                      26,047
                                                                                                                            355,090
Rubber - Tires - 0%
               500    Goodyear Tire & Rubber Co.*                                                                            12,900
Savings/Loan/Thrifts - 0.3%
             2,900    Hudson City Bancorp, Inc.                                                                              51,272
             4,300    Washington Mutual, Inc.                                                                                44,290
                                                                                                                             95,562
Schools - 0.4%
             2,600    Apollo Group, Inc. - Class A*                                                                         112,320
Semiconductor Components/Integrated Circuits - 0.3%
             1,600    Analog Devices, Inc.                                                                                   47,232
             1,500    Linear Technology Corp.                                                                                46,035
                                                                                                                             93,267
Semiconductor Equipment - 0.1%
               400    Applied Materials, Inc.                                                                                 7,804
               200    KLA-Tencor Corp.                                                                                        7,420
                                                                                                                             15,224
Steel - Producers - 0.3%
               600    United States Steel Corp.                                                                              76,122
Steel - Specialty - 0.1%
               300    Allegheny Technologies, Inc.                                                                           21,408
Super-Regional Banks - 1.8%
             9,676    Bank of America Corp.                                                                                 366,817
               300    Capital One Financial Corp.                                                                            14,766
               200    Comerica, Inc.                                                                                          7,016
               600    Fifth Third Bancorp                                                                                    12,552
               200    PNC Bank Corp.                                                                                         13,114
               200    SunTrust Banks, Inc.                                                                                   11,028
             2,600    Wells Fargo & Co.                                                                                      75,660
                                                                                                                            500,953
Telecommunication Equipment - Fiber Optics - 0.3%
             1,500    Ciena Corp.*                                                                                           46,245
             1,700    Corning, Inc.                                                                                          40,868
                                                                                                                             87,113
Telecommunication Services - 0.3%
             2,100    Embarq Corp.                                                                                           84,210
Telephone - Integrated - 5.4%
            31,572    AT&T, Inc.                                                                                          1,209,208
               200    CenturyTel, Inc.                                                                                        6,648
             3,900    Sprint Nextel Corp.                                                                                    26,091
             7,500    Verizon Communications, Inc.                                                                          273,375
               413    Windstream Corp.                                                                                        4,935
                                                                                                                          1,520,257
Television - 0%
               300    CBS Corp. - Class B                                                                                     6,624
Therapeutics - 0%
               200    Gilead Sciences, Inc.*                                                                                 10,306
Tobacco - 0.2%
               700    Altria Group, Inc.                                                                                     15,540
               700    Philip Morris International, Inc.*                                                                     35,406
                                                                                                                             50,946
Tools - Hand Held - 0.1%
               300    Black & Decker Corp.                                                                                   19,830
Toys - 0.1%
               200    Hasbro, Inc.                                                                                            5,580
             1,000    Mattel, Inc.                                                                                           19,900
                                                                                                                             25,480
Transportation - Railroad - 0.3%
               600    CSX Corp.                                                                                              33,642
               400    Union Pacific Corp.                                                                                    50,152
                                                                                                                             83,794
Transportation - Services - 0.1%
               100    C.H. Robinson Worldwide, Inc.                                                                           5,440
               400    Expeditors International of Washington, Inc.                                                           18,072
               200    United Parcel Service, Inc. - Class B                                                                  14,604
                                                                                                                             38,116
Web Portals/Internet Service Providers - 0.6%
               400    Google, Inc. - Class A*                                                                               176,188
Wireless Equipment - 0.1%
               200    American Tower Corp. - Class A*                                                                         7,842
             2,000    Motorola, Inc.                                                                                         18,600
                                                                                                                             26,442
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $27,972,162)                                                                                    28,095,435
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.4%
           114,000    Janus Institutional Cash Management Fund - Institutional Shares, 3.13% (cost $114,000)                114,000
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.3%
             7,385    Repurchase Agreements+                                                                                  7,385
            80,918    Time Deposits+                                                                                         80,918
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $88,303)                                                                                        88,303
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $28,174,465) - 100%                                                                    $   28,297,738
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                         $      334,765              1.2%
Canada                                                  50,798              0.2%
Cayman Islands                                         105,221              0.3%
Netherlands                                            278,400              1.0%
United States++                                     27,528,554             97.3%
--------------------------------------------------------------------------------
Total                                           $   28,297,738            100.0%
                                                ==============   ==============

++ Includes Short-Term Securities and Other Securities (96.6% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008

--------------------------------------------------------------------------------
Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $ 28,095,435
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                            202,303
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                               $ 28,297,738
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen INTECH Risk-Managed Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.1%
Aerospace and Defense - 1.6%
             1,000    Boeing Co.                                                                                     $       74,370
               700    Lockheed Martin Corp.                                                                                  69,510
               200    Northrop Grumman Corp.                                                                                 15,562
                                                                                                                            159,442
Aerospace and Defense - Equipment - 1.6%
               400    Alliant Techsystems, Inc.*                                                                             41,412
             1,400    B.F. Goodrich Co.                                                                                      80,514
               600    United Technologies Corp.                                                                              41,292
                                                                                                                            163,218
Agricultural Chemicals - 0.5%
               200    Monsanto Co.                                                                                           22,300
               300    Mosaic Co.*                                                                                            30,780
                                                                                                                             53,080
Airlines - 0.1%
               800    Delta Air Lines, Inc.*                                                                                  6,880
               200    Northwest Airlines Corp.*                                                                               1,798
               300    Southwest Airlines Co.                                                                                  3,720
                                                                                                                             12,398
Applications Software - 4.3%
               200    Citrix Systems, Inc.*                                                                                   5,866
               400    Intuit, Inc.*                                                                                          10,804
            14,400    Microsoft Corp.                                                                                       408,672
                                                                                                                            425,342
Athletic Footwear - 0.4%
               600    NIKE, Inc. - Class B                                                                                   40,800
Automotive - Medium and Heavy Duty Trucks - 0.2%
               300    Oshkosh Truck Corp.                                                                                    10,884
               100    PACCAR, Inc.                                                                                            4,500
                                                                                                                             15,384
Automotive - Truck Parts and Equipment - Original - 0.4%
               300    Borg-Warner Automotive, Inc.                                                                           12,909
               900    Johnson Controls, Inc.                                                                                 30,420
                                                                                                                             43,329
Batteries and Battery Systems - 0.5%
               600    Energizer Holdings, Inc.*                                                                              54,288
Beverages - Non-Alcoholic - 4.9%
             4,000    Coca-Cola Co.                                                                                         243,480
               500    Pepsi Bottling Group, Inc.                                                                             16,955
             3,000    PepsiCo, Inc.                                                                                         216,600
                                                                                                                            477,035
Beverages - Wine and Spirits - 0.5%
               800    Brown-Forman Corp. - Class B                                                                           52,976
Brewery - 0%
               100    Anheuser-Busch Companies, Inc.                                                                          4,745
Broadcast Services and Programming - 1.6%
               100    Clear Channel Communications, Inc.                                                                      2,922
             2,400    Discovery Holding Co. - Class A*                                                                       50,928
             3,100    Liberty Global, Inc. - Class A*                                                                       105,648
                                                                                                                            159,498
Building Products - Cement and Aggregate - 0.2%
               200    Martin Marietta Materials, Inc.                                                                        21,234
Cable Television - 0.6%
               800    Cablevision Systems New York Group - Class A*                                                          17,144
               150    Comcast Corp. - Class A                                                                                 2,901
               700    DIRECTV Group, Inc.*                                                                                   17,353
               700    DISH Network Corp. - Class A*                                                                          20,111
                                                                                                                             57,509
Casino Hotels - 0.8%
             1,300    MGM Mirage*                                                                                            76,401
Casino Services - 0.1%
               200    Scientific Games Corp. - Class A*                                                                       4,222
Cellular Telecommunications - 0%
               100    MetroPCS Communications, Inc.*                                                                          1,700
Chemicals - Diversified - 0.1%
               200    Celanese Corp. - Class A                                                                                7,810
Chemicals - Specialty - 0.1%
               100    Ecolab, Inc.                                                                                            4,343
               100    Sigma-Aldrich Corp.                                                                                     5,965
                                                                                                                             10,308
Coal - 0.2%
               200    CONSOL Energy, Inc.                                                                                    13,838
Commercial Banks - 0.1%
               207    Toronto-Dominion Bank (U.S. Shares)                                                                    12,699
Commercial Services - 0.1%
               100    Alliance Data Systems Corp.*                                                                            4,751
               300    Iron Mountain, Inc.*                                                                                    7,932
                                                                                                                             12,683
Commercial Services - Finance - 1.1%
               100    H&R Block, Inc.                                                                                         2,076
               500    MasterCard, Inc. - Class A                                                                            111,495
                                                                                                                            113,571
Computers - 6.4%
             1,300    Apple, Inc.*                                                                                          186,550
             1,000    Dell, Inc.*                                                                                            19,920
             4,700    Hewlett-Packard Co.                                                                                   214,602
             1,900    IBM Corp.                                                                                             218,766
                                                                                                                            639,838
Computers - Integrated Systems - 0.1%
               800    Brocade Communications Systems, Inc.*                                                                   5,840
               200    Diebold, Inc.                                                                                           7,510
                                                                                                                             13,350
Computers - Memory Devices - 0.7%
             4,400    EMC Corp.*                                                                                             63,096
               200    Western Digital Corp.*                                                                                  5,408
                                                                                                                             68,504
Consulting Services - 0.1%
               100    Accenture, Ltd. - Class A                                                                               3,517
               200    Corporate Executive Board Co.                                                                           8,096
                                                                                                                             11,613
Consumer Products - Miscellaneous - 0.2%
               300    Kimberly-Clark Corp.                                                                                   19,365
Containers - Metal and Glass - 0.8%
               100    Ball Corp.                                                                                              4,594
             1,400    Owens-Illinois, Inc.*                                                                                  79,002
                                                                                                                             83,596
Cosmetics and Toiletries - 2.9%
               100    Avon Products, Inc.                                                                                     3,954
             1,000    Colgate-Palmolive Co.                                                                                  77,910
               100    Estee Lauder Companies, Inc. - Class A                                                                  4,585
             2,842    Procter & Gamble Co.                                                                                  199,139
                                                                                                                            285,588
Data Processing and Management - 0.7%
               200    Broadridge Financial Solutions, Inc.                                                                    3,520
               100    Dun & Bradstreet Corp.                                                                                  8,138
               100    Fidelity National Information Services, Inc.                                                            3,814
               800    NAVTEQ Corp.*                                                                                          54,400
                                                                                                                             69,872
Dental Supplies and Equipment - 0.8%
             2,000    Dentsply International, Inc.                                                                           77,200
               100    Patterson Companies, Inc.*                                                                              3,630
                                                                                                                             80,830
Diagnostic Equipment - 0.4%
               700    Gen-Probe, Inc.*                                                                                       33,740
Diagnostic Kits - 0.5%
             1,000    IDEXX Laboratories, Inc.*                                                                              49,260
Dialysis Centers - 0.1%
               100    Davita, Inc.*                                                                                           4,776
Distribution/Wholesale - 0.2%
               300    Fastenal Co.                                                                                           13,779
Diversified Operations - 5.2%
               800    3M Co.                                                                                                 63,320
               100    Carlisle Companies, Inc.                                                                                3,344
               400    Cooper Industries, Ltd. - Class A                                                                      16,060
               100    Eaton Corp.                                                                                             7,967
             5,200    General Electric Co.                                                                                  192,452
               700    Harsco Corp.                                                                                           38,766
             2,300    Honeywell International, Inc.                                                                         129,766
               100    Illinois Tool Works, Inc.                                                                               4,823
               200    Ingersoll-Rand Co. - Class A                                                                            8,916
               900    Textron, Inc.                                                                                          49,878
                                                                                                                            515,292
Drug Delivery Systems - 0.1%
               200    Hospira, Inc.*                                                                                          8,554
E-Commerce/Products - 1.3%
             1,800    Amazon.com, Inc.*                                                                                     128,340
Electric - Integrated - 2.1%
               200    Allegheny Energy, Inc.                                                                                 10,100
               700    Constellation Energy Group, Inc.                                                                       61,789
               200    Exelon Corp.                                                                                           16,254
             2,600    PPL Corp.                                                                                             119,392
                                                                                                                            207,535
Electric Products - Miscellaneous - 0.2%
               500    AMETEK, Inc.                                                                                           21,955
Electronic Components - Miscellaneous - 0.3%
               600    Garmin, Ltd.#                                                                                          32,406
Electronic Components - Semiconductors - 1.9%
               400    Advanced Micro Devices, Inc.*                                                                           2,356
               200    Altera Corp.                                                                                            3,686
               300    Cree, Inc.*,#                                                                                           8,388
             4,800    Intel Corp.                                                                                           101,664
               800    Intersil Corp. - Class A                                                                               20,536
               100    MEMC Electronic Materials, Inc.*                                                                        7,090
               500    Micron Technology, Inc.*                                                                                2,985
               200    National Semiconductor Corp.                                                                            3,664
               300    NVIDIA Corp.*                                                                                           5,937
             1,200    Texas Instruments, Inc.                                                                                33,924
                                                                                                                            190,230
Electronic Connectors - 0.1%
               200    Amphenol Corp. - Class A                                                                                7,450
               100    Thomas & Betts Corp.*                                                                                   3,637
                                                                                                                             11,087
Electronic Design Automation - 0%
               100    Cadence Design Systems, Inc.*                                                                           1,068
Electronic Measuring Instruments - 0.4%
               100    National Instruments Corp.                                                                              2,614
             1,200    Trimble Navigation, Ltd.*                                                                              34,308
                                                                                                                             36,922
Electronic Parts Distributors - 0.2%
               300    Arrow Electronics, Inc.*                                                                               10,095
               300    Avnet, Inc.*                                                                                            9,819
                                                                                                                             19,914
Electronics - Military - 0.2%
               200    L-3 Communications Holdings, Inc.                                                                      21,868
Energy - Alternate Sources - 0.2%
               100    First Solar, Inc.*                                                                                     23,114
Engineering - Research and Development Services - 1.7%
               500    Fluor Corp.                                                                                            70,580
               800    Foster Wheeler, Ltd.*                                                                                  45,296
               600    Jacobs Engineering Group, Inc.*                                                                        44,154
               100    McDermott International, Inc. (U.S. Shares)*                                                            5,482
               300    URS Corp.*                                                                                              9,807
                                                                                                                            175,319
Engines - Internal Combustion - 0.5%
             1,100    Cummins, Inc.                                                                                          51,502
Enterprise Software/Services - 0.8%
             1,600    BEA Systems, Inc.*                                                                                     30,640
             2,657    Oracle Corp.*                                                                                          51,971
                                                                                                                             82,611
Fiduciary Banks - 0.1%
               200    Northern Trust Corp.                                                                                   13,294
Filtration and Separations Products - 0.1%
               300    Pall Corp.                                                                                             10,521
Finance - Consumer Loans - 0.1%
               400    SLM Corp.                                                                                               6,140
Finance - Investment Bankers/Brokers - 0.1%
               300    Charles Schwab Corp.                                                                                    5,649
Finance - Other Services - 0.5%
                12    CME Group, Inc.                                                                                         5,629
               300    IntercontinentalExchange, Inc.*                                                                        39,150
               100    MF Global, Ltd.*                                                                                          991
               100    NASDAQ Stock Market, Inc.*                                                                              3,866
                                                                                                                             49,636
Food - Confectionery - 0.6%
               900    Wm. Wrigley Jr. Co.                                                                                    56,556
Food - Diversified - 0.5%
               100    H.J. Heinz Co.                                                                                          4,697
               800    Kellogg Co.                                                                                            42,048
                                                                                                                             46,745
Food - Retail - 0.3%
               300    Kroger Co.                                                                                              7,620
               800    Whole Foods Market, Inc.                                                                               26,376
                                                                                                                             33,996
Food - Wholesale/Distribution - 0%
               100    Sysco Corp.                                                                                             2,902
Footwear and Related Apparel - 0.3%
             1,500    Crocs, Inc.*,#                                                                                         26,205
Forestry - 0%
               100    Plum Creek Timber Company, Inc.                                                                         4,070
Garden Products - 0.1%
               300    Toro Co.                                                                                               12,417
Hazardous Waste Disposal - 0.5%
             1,000    Stericycle, Inc.*                                                                                      51,500
Health Care Cost Containment - 0.1%
               100    McKesson Corp.                                                                                          5,237
Hospital Beds and Equipment - 0.3%
               600    Kinetic Concepts, Inc.*                                                                                27,738
Human Resources - 0.2%
               600    Hewitt Associates, Inc. - Class A*                                                                     23,862
Independent Power Producer - 0.7%
               200    Mirant Corp.*                                                                                           7,278
             1,700    NRG Energy, Inc.*                                                                                      66,283
                                                                                                                             73,561
Industrial Automation and Robotics - 0.2%
               300    Rockwell Automation, Inc.                                                                              17,226
Industrial Gases - 0.5%
               300    Air Products and Chemicals, Inc.                                                                       27,600
               300    Praxair, Inc.                                                                                          25,269
                                                                                                                             52,869
Instruments - Scientific - 0.2%
               100    Applera Corp. - Applied Biosystems Group                                                                3,286
               100    PerkinElmer, Inc.                                                                                       2,425
               100    Thermo Fisher Scientific, Inc.*                                                                         5,684
               200    Waters Corp.*                                                                                          11,140
                                                                                                                             22,535
Internet Content - Information/News - 0.1%
             1,200    Hlth Corp.*                                                                                            11,448
Internet Security - 0.5%
               500    McAfee, Inc.*                                                                                          16,545
             1,100    Symantec Corp.*                                                                                        18,282
               400    VeriSign, Inc.                                                                                         13,296
                                                                                                                             48,123
Investment Management and Advisory Services - 0.1%
               100    Eaton Vance Corp.                                                                                       3,051
               100    T. Rowe Price Group, Inc.                                                                               5,000
                                                                                                                              8,051
Life and Health Insurance - 0.6%
               500    AFLAC, Inc.                                                                                            32,475
               600    CIGNA Corp.                                                                                            24,342
                                                                                                                             56,817
Machine Tools and Related Products - 0.1%
               200    Kennametal, Inc.                                                                                        5,886
Machinery - Construction and Mining - 0.9%
             1,200    Caterpillar, Inc.                                                                                      93,948
Machinery - General Industrial - 0.2%
               300    Roper Industries, Inc.                                                                                 17,832
Machinery - Pumps - 0.5%
               500    Flowserve Corp.                                                                                        52,190
Medical - Biomedical and Genetic - 1.0%
               100    Amgen, Inc.*                                                                                            4,178
               300    Biogen Idec, Inc.*                                                                                     18,507
               600    Celgene Corp.*                                                                                         36,774
               300    Charles River Laboratories International, Inc.*                                                        17,682
               100    Genzyme Corp.*                                                                                          7,454
               200    Invitrogen Corp.*                                                                                      17,094
                                                                                                                            101,689
Medical - Drugs - 6.3%
             3,100    Abbott Laboratories                                                                                   170,965
             3,600    Bristol-Myers Squibb Co.                                                                               76,680
               500    Eli Lilly and Co.                                                                                      25,795
               100    Endo Pharmaceuticals Holdings, Inc.*                                                                    2,394
             6,900    Merck & Company, Inc.                                                                                 261,855
             6,600    Schering-Plough Corp.                                                                                  95,106
                                                                                                                            632,795
Medical - HMO - 0.4%
               300    Aetna, Inc.                                                                                            12,627
               300    Coventry Health Care, Inc.*                                                                            12,105
               300    Health Net, Inc.*                                                                                       9,240
               160    UnitedHealth Group, Inc.                                                                                5,498
                                                                                                                             39,470
Medical - Wholesale Drug Distributors - 0.1%
               100    Cardinal Health, Inc.                                                                                   5,251
Medical Instruments - 0.5%
               100    Beckman Coulter, Inc.                                                                                   6,455
               100    Edwards Lifesciences Corp.                                                                              4,455
               100    Intuitive Surgical, Inc.*                                                                              32,435
               200    Medtronic, Inc.                                                                                         9,674
                                                                                                                             53,019
Medical Labs and Testing Services - 1.6%
               800    Covance, Inc.*                                                                                         66,376
             2,000    Quest Diagnostics, Inc.                                                                                90,540
                                                                                                                            156,916
Medical Products - 3.3%
             2,100    Baxter International, Inc.                                                                            121,422
               200    Cooper Companies, Inc.                                                                                  6,886
               600    Henry Schein, Inc.*                                                                                    34,440
               700    Johnson & Johnson                                                                                      45,409
             1,600    Stryker Corp.                                                                                         104,080
               200    Zimmer Holdings, Inc.*                                                                                 15,572
                                                                                                                            327,809
Metal - Copper - 0.4%
               400    Southern Copper Corp.                                                                                  41,532
Metal Processors and Fabricators - 1.7%
             1,700    Precision Castparts Corp.                                                                             173,536
Networking Products - 2.6%
             9,400    Cisco Systems, Inc.*                                                                                  226,446
             1,300    Juniper Networks, Inc.*                                                                                32,500
                                                                                                                            258,946
Non-Hazardous Waste Disposal - 0.4%
             1,400    Republic Services, Inc.                                                                                40,936
Oil - Field Services - 5.9%
               400    Baker Hughes, Inc.                                                                                     27,400
             1,300    Global Industries, Ltd.*                                                                               20,917
               100    Halliburton Co.                                                                                         3,933
               400    Oceaneering International, Inc.*                                                                       25,200
             3,600    Schlumberger, Ltd. (U.S. Shares)                                                                      313,200
             1,000    Smith International, Inc.                                                                              64,230
               200    Superior Energy Services, Inc.*                                                                         7,924
               656    Transocean, Inc. (U.S. Shares)*                                                                        88,691
               500    Weatherford International, Ltd.*                                                                       36,235
                                                                                                                            587,730
Oil and Gas Drilling - 0.4%
               200    Diamond Offshore Drilling, Inc.                                                                        23,280
               300    Noble Corp.                                                                                            14,901
                                                                                                                             38,181
Oil Companies - Exploration and Production - 0.4%
               100    Chesapeake Energy Corp.                                                                                 4,615
             1,200    Denbury Resources, Inc.*                                                                               34,260
                75    XTO Energy, Inc.                                                                                        4,640
                                                                                                                             43,515
Oil Companies - Integrated - 1.4%
             1,700    Exxon Mobil Corp.                                                                                     143,786
Oil Field Machinery and Equipment - 2.1%
               500    Cameron International Corp.*                                                                           20,820
             1,000    Dresser-Rand Group, Inc.*                                                                              30,750
               800    FMC Technologies, Inc.*                                                                                45,512
             1,900    National-Oilwell Varco, Inc.*                                                                         110,922
                                                                                                                            208,004
Oil Refining and Marketing - 1.4%
               900    Frontier Oil Corp.                                                                                     24,534
               100    Holly Corp.                                                                                             4,341
             1,600    Tesoro Corp.                                                                                           48,000
             1,300    Valero Energy Corp.                                                                                    63,843
                                                                                                                            140,718
Pharmacy Services - 2.3%
               700    Express Scripts, Inc. - Class A*                                                                       45,024
             4,250    Medco Health Solutions, Inc.*                                                                         186,108
                                                                                                                            231,132
Pipelines - 0.2%
               300    Questar Corp.                                                                                          16,968
               100    Williams Companies, Inc.                                                                                3,298
                                                                                                                             20,266
Power Converters and Power Supply Equipment - 0.1%
               200    Hubbell, Inc. - Class A                                                                                 8,738
Private Corrections - 0%
               100    Corrections Corporation of America*                                                                     2,752
Publishing - Books - 0.1%
               300    John Wiley & Sons, Inc. - Class A                                                                      11,910
Quarrying - 0%
                41    Vulcan Materials Co.                                                                                    2,722
Racetracks - 0.5%
             1,200    Penn National Gaming, Inc.*                                                                            52,476
Radio - 0%
               200    XM Satellite Radio Holdings, Inc. - Class A*                                                            2,324
Rental Auto/Equipment - 0%
               200    Hertz Global Holdings, Inc.*                                                                            2,412
Research and Development - 0.2%
               400    Pharmaceutical Product Development, Inc.                                                               16,760
Retail - Apparel and Shoe - 0.2%
               200    Coach, Inc.*                                                                                            6,030
               200    Guess?, Inc.                                                                                            8,094
               200    Hanesbrands, Inc.*                                                                                      5,840
                                                                                                                             19,964
Retail - Automobile - 0.1%
               200    Copart, Inc.*                                                                                           7,752
Retail - Catalog Shopping - 0.1%
               200    MSC Industrial Direct Company, Inc. - Class A                                                           8,450
Retail - Computer Equipment - 0.9%
             1,800    GameStop Corp. - Class A*                                                                              93,078
Retail - Consumer Electronics - 0%
               100    Best Buy Company, Inc.                                                                                  4,146
Retail - Discount - 0.4%
               500    Dollar Tree Stores, Inc.*                                                                              13,795
               100    Target Corp.                                                                                            5,068
               400    TJX Companies, Inc.                                                                                    13,228
               100    Wal-Mart Stores, Inc.                                                                                   5,268
                                                                                                                             37,359
Retail - Drug Store - 0.9%
             2,236    CVS/Caremark Corp.                                                                                     90,580
               100    Walgreen Co.                                                                                            3,809
                                                                                                                             94,389
Retail - Jewelry - 0.1%
               200    Tiffany & Co.                                                                                           8,368
Retail - Restaurants - 0.2%
               100    McDonald's Corp.                                                                                        5,577
               300    Yum! Brands, Inc.                                                                                      11,163
                                                                                                                             16,740
Retail - Sporting Goods - 0%
               100    Dick's Sporting Goods, Inc.*                                                                            2,678
Rubber - Tires - 0%
               100    Goodyear Tire & Rubber Co.*                                                                             2,580
Savings/Loan/Thrifts - 0.1%
               800    Hudson City Bancorp, Inc.                                                                              14,144
Schools - 1.0%
             1,400    Apollo Group, Inc. - Class A*                                                                          60,480
               100    Career Education Corp.*                                                                                 1,272
               900    ITT Educational Services, Inc.*                                                                        41,337
                                                                                                                            103,089
Semiconductor Components/Integrated Circuits - 0.4%
               400    Analog Devices, Inc.                                                                                   11,808
               400    Cypress Semiconductor Corp.*                                                                            9,444
               600    Linear Technology Corp.                                                                                18,414
                                                                                                                             39,666
Semiconductor Equipment - 0.1%
               200    Applied Materials, Inc.                                                                                 3,902
               300    Varian Semiconductor Equipment Associates, Inc.*                                                        8,445
                                                                                                                             12,347
Soap and Cleaning Preparations - 0.2%
               300    Church & Dwight Company, Inc.                                                                          16,272
Steel - Producers - 0.4%
               800    AK Steel Holding Corp.                                                                                 43,536
Telecommunication Equipment - 0.3%
               800    CommScope, Inc.*                                                                                       27,864
Telecommunication Equipment - Fiber Optics - 0.1%
               100    Ciena Corp.*                                                                                            3,083
               400    Corning, Inc.                                                                                           9,616
                                                                                                                             12,699
Telecommunication Services - 0.1%
               200    Amdocs, Ltd. (U.S. Shares)*                                                                             5,672
               300    NeuStar, Inc. - Class A*                                                                                7,944
                                                                                                                             13,616
Telephone - Integrated - 0.1%
               200    Telephone and Data Systems, Inc.                                                                        7,854
Theaters - 0%
               100    Regal Entertainment Group - Class A                                                                     1,929
Therapeutics - 0.2%
               100    Amylin Pharmaceuticals, Inc.*                                                                           2,921
               100    Gilead Sciences, Inc.*                                                                                  5,153
               200    ImClone Systems, Inc.*                                                                                  8,484
               400    Warner Chilcott, Ltd. - Class A*                                                                        7,200
                                                                                                                             23,758
Tobacco - 0.4%
               100    Altria Group, Inc.                                                                                      2,220
               400    Loews Corp. - Carolina Group                                                                           29,020
               100    Philip Morris International, Inc.*                                                                      5,058
                                                                                                                             36,298
Transportation - Marine - 0.1%
               200    Frontline, Ltd.                                                                                         9,204
               100    Tidewater, Inc.                                                                                         5,511
                                                                                                                             14,715
Transportation - Railroad - 0.2%
               100    CSX Corp.                                                                                               5,607
               100    Union Pacific Corp.                                                                                    12,538
                                                                                                                             18,145
Transportation - Truck - 0.1%
               200    J.B. Hunt Transport Services, Inc.                                                                      6,286
Veterinary Diagnostics - 0.1%
               300    VCA Antech, Inc.*                                                                                       8,205
Water Treatment Services - 0.1%
               700    Nalco Holding Co.                                                                                      14,805
Web Portals/Internet Service Providers - 1.3%
               300    Google, Inc. - Class A*                                                                               132,141
Wireless Equipment - 0.1%
               300    Crown Castle International Corp.*                                                                      10,347
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $10,085,146)                                                                                     9,930,837
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.5%
            30,586    Janus Institutional Cash Management Fund -Institutional Shares, 3.13%                                  30,586
            17,000    Janus Institutional Money Market Fund - Institutional Shares, 3.10%                                    17,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $47,586)                                                                                           47,586
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.4%
             3,522    Repurchase Agreements+                                                                                  3,522
            38,591    Time Deposits+                                                                                         38,591
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $42,113)                                                                                        42,113

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $10,174,845) - 100%                                                                    $  $10,020,536
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                         $      127,419              1.3%
Canada                                                  12,700              0.1%
Cayman Islands                                          47,307              0.5%
Guernsey                                                 5,672              0.1%
Netherlands                                            313,200              3.1%
Panama                                                   5,482              0.0%
United States ++                                     9,508,756             94.9%
--------------------------------------------------------------------------------
Total                                           $   10,020,536            100.0%
                                                ==============   ==============

++ Includes Short-Term Securities and Other Securities (94.0% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008
--------------------------------------------------------------------------------
Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $  9,930,837
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                             89,699
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                               $ 10,020,536
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen International Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.4%
Aerospace and Defense - 1.5%
         1,055,255    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)*                                          $   41,693,125
Agricultural Chemicals - 2.3%
           403,938    Potash Corporation of Saskatchewan, Inc.                                                           62,783,191
Agricultural Operations - 4.9%
         1,300,000    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*                                        8,197,263
           738,150    Bunge, Ltd.#                                                                                       64,130,473
        47,318,584    Chaoda Modern Agriculture Holdings, Ltd.                                                           53,959,596
         8,376,025    China Green Holdings, Ltd.                                                                          9,309,602
                                                                                                                        135,596,934
Apparel Manufacturers - 2.2%
         5,182,400    Esprit Holdings, Ltd.                                                                              62,107,256
Audio and Video Products - 1.5%
         1,021,600    Sony Corp.                                                                                         40,874,093
Batteries and Battery Systems - 0.6%
         8,850,200    BYD Company, Ltd.                                                                                  16,441,447
Beverages - Wine and Spirits - 1.1%
         4,687,108    C&C Group PLC                                                                                      29,221,770
Building - Residential and Commercial - 1.7%
           854,945    Gafisa S.A.                                                                                        14,140,225
         1,210,300    MRV Engenharia e Participacoes S.A.*                                                               21,528,711
         1,332,600    Rossi Residencial S.A.                                                                             11,403,835
                                                                                                                         47,072,771
Casino Hotels - 1.8%
         4,065,334    Crown, Ltd.*                                                                                       39,092,028
         1,041,020    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                     11,846,808
                                                                                                                         50,938,836
Chemicals - Diversified - 2.4%
           206,700    K+S A.G.                                                                                           68,078,026
Commercial Banks - 3.0%
         2,160,874    Anglo Irish Bank Corporation PLC                                                                   28,988,943
           716,965    Banca Generali S.P.A.                                                                               6,383,088
            89,225    Banco Compartamos S.A.*                                                                               393,217
         8,536,300    Banco de Oro                                                                                       10,659,414
           166,780    Banco de Oro-EPCI, Inc. (GDR) (144A)                                                                4,164,178
           238,222    Julius Baer Holding, Ltd.                                                                          17,585,358
         1,228,014    Punjab National Bank, Ltd.                                                                         15,674,679
                                                                                                                         83,848,877
Commercial Services - 0.8%
         2,262,000    Park24 Company, Ltd.#                                                                              22,281,125
Computers - 0.3%
         1,216,700    Foxconn Technology Company, Ltd.                                                                    7,294,794
Computers - Other - 0.2%
       666,974,535    A-MAX Holdings, Ltd.*,+++                                                                           6,129,046
Computers - Peripheral Equipment - 0.6%
           678,301    Logitech International S.A.*                                                                       17,170,286
Cosmetics and Toiletries - 0.6%
            90,414    LG Household & Health Care, Ltd.                                                                   15,577,699
Dental Supplies and Equipment - 0.2%
           263,828    Osstem Implant Company, Ltd.*                                                                       6,637,248
Diagnostic Kits - 0.2%
        15,198,335    Trinity, Ltd. ###,ss.                                                                               6,932,834
Distribution/Wholesale - 6.0%
        44,776,970    Li & Fung, Ltd.                                                                                   167,544,618
Diversified Financial Services - 0.2%
           211,212    Reliance Capital, Ltd.                                                                              6,511,426
Diversified Operations - 2.1%
         1,324,985    Max India, Ltd.*                                                                                    4,935,777
        22,306,465    Melco International Development, Ltd.                                                              31,303,767
        33,571,753    Polytec Asset Holdings, Ltd.                                                                        8,208,678
           125,349    Siemens A.G.                                                                                       13,709,029
                                                                                                                         58,157,251
Electric - Distribution - 0.3%
           865,055    Equatorial Energia S.A.                                                                             8,251,066
Electric Products - Miscellaneous - 1.6%
         2,561,000    Sharp Corp.                                                                                        43,678,395
Electronic Components - Miscellaneous - 2.2%
        10,673,000    Hon Hai Precision Industry Company, Ltd.                                                           61,307,113
Electronic Components - Semiconductors - 1.6%
        25,196,171    ARM Holdings PLC                                                                                   43,989,676
Electronic Connectors - 1.2%
           292,900    Hirose Electric Company, Ltd.#                                                                     33,005,886
Energy - Alternate Sources - 3.6%
           453,720    SunPower Corp. - Class A*,#                                                                        33,806,677
         1,646,020    Suntech Power Holdings Company, Ltd. (ADR)*                                                        66,762,571
                                                                                                                        100,569,248
Finance - Mortgage Loan Banker - 0.7%
           286,278    Housing Development Finance Corporation, Ltd.                                                      17,069,539
           231,390    Star Asia Financial, Ltd. (U.S. Shares) (144A) ###,ss.                                              2,545,290
Finance - Other Services - 1.7%
         7,223,868    IG Group Holdings PLC                                                                              46,902,346
Food - Diversified - 0.3%
         5,710,000    FU JI Food & Catering Services#                                                                     9,651,592
Gambling - Non-Hotel - 0.1%
           360,800    Great Canadian Gaming Corp.*                                                                        3,997,560
Hotels and Motels - 0.3%
         1,291,500    Kingdom Hotel Investments (GDR)*                                                                    9,363,170
Insurance Brokers - 0.2%
           429,254    Eurodekania, Ltd.*,###,ss.                                                                          6,776,233
Internet Connectivity Services - 0.5%
           310,100    NDS Group PLC (ADR)*                                                                               15,154,587
Investment Companies - 0.6%
         2,460,276    SM Investments Corp.                                                                               16,603,889
Investment Management and Advisory Services - 0.5%
         1,875,195    Bluebay Asset Management                                                                           12,900,402
Medical Labs and Testing Services - 0.1%
            80,380    Diagnosticos da America                                                                             1,599,351
Oil Companies - Exploration and Production - 1.8%
           629,051    Niko Resources, Ltd.                                                                               51,031,471
Oil Companies - Integrated - 1.6%
           184,985    Lukoil (ADR)                                                                                       15,871,713
           272,440    Petroleo Brasileiro S.A. (ADR)                                                                     27,818,848
                                                                                                                         43,690,561
Oil Field Machinery and Equipment - 1.3%
         1,354,596    Wellstream Holdings PLC*                                                                           35,355,426
Oil Refining and Marketing - 3.5%
         1,703,343    Reliance Industries, Ltd.                                                                          96,533,392
Public Thoroughfares - 1.0%
         1,194,953    Companhia de Concessoes Rodoviarias                                                                17,638,161
           903,160    Obrascon Huarte Lain Brasil S.A.                                                                    9,680,392
                                                                                                                         27,318,553
Real Estate Management/Services - 5.4%
           365,100    Daito Trust Construction Company, Ltd.                                                             18,886,935
           700,658    IVG Immobilien A.G.                                                                                19,736,145
           137,295    Jones Lang LaSalle, Inc.                                                                           10,618,395
         3,462,000    Mitsubishi Estate Company, Ltd.                                                                    84,327,336
            79,112    Orco Property Group#                                                                                7,087,784
           934,400    Sao Carlos Empreendimentos e Participacoes S.A.*                                                    8,081,441
                                                                                                                        148,738,036
Real Estate Operating/Development - 9.4%
         1,052,435    Ablon Group*                                                                                        4,020,275
        42,731,286    Ayala Land, Inc.                                                                                   11,035,958
         1,573,740    Brascan Residential Properties S.A.                                                                 7,761,033
         2,856,000    CapitaLand, Ltd.                                                                                   13,325,350
        44,672,000    China Overseas Land & Investment, Ltd.                                                             83,186,629
         4,250,800    Cyrela Brazil Realty S.A.                                                                          55,740,251
           970,360    Cyrela Commercial Properties S.A. Empreendimentos e Participacoes*                                  5,338,640
        16,365,000    Hang Lung Properties, Ltd.                                                                         58,489,008
           313,935    Iguatemi Empresa de Shopping Centers S.A.                                                           4,564,049
           941,105    PDG Realty S.A. Empreendimentos e Participacoes                                                    11,052,887
           518,950    Rodobens Negocios Imobiliarios S.A.                                                                 6,464,685
                                                                                                                        260,978,765
Recreational Centers - 1.3%
         2,260,664    Orascom Hotels & Development*                                                                      36,168,272
Retail - Consumer Electronics - 1.2%
           369,210    Yamada Denki Company, Ltd.                                                                         31,992,383
Retail - Major Department Stores - 1.9%
         2,688,999    Arcandor A.G.*                                                                                     54,048,736
Semiconductor Components/Integrated Circuits - 3.1%
         2,141,735    Actions Semiconductor Company, Ltd. (ADR)                                                           6,339,536
        37,925,437    Taiwan Semiconductor Manufacturing Company, Ltd.                                                   78,986,320
           687,260    Vimicro International Corp. (ADR)*                                                                  1,889,965
                                                                                                                         87,215,821
Semiconductor Equipment - 3.0%
         2,415,169    ASML Holding N.V.*                                                                                 59,386,797
           610,190    KLA-Tencor Corp.                                                                                   22,638,049
                                                                                                                         82,024,846
Sugar - 3.1%
         2,202,743    Bajaj Hindusthan, Ltd.                                                                             10,407,972
           426,300    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                 2,013,951
         4,484,380    Balrampur Chini Mills, Ltd.*                                                                        9,099,762
         3,032,876    Cosan, Ltd. - Class A (ADR)*                                                                       37,365,032
         1,570,503    Cosan S.A. Industria e Comercio                                                                    23,279,976
           188,869    Shree Renuka Sugars, Ltd.                                                                           4,579,968
                                                                                                                         86,746,661
Telecommunication Services - 2.8%
         2,278,505    Amdocs, Ltd. (U.S. Shares)*                                                                        64,618,402
         1,134,548    Reliance Communications, Ltd.                                                                      14,445,406
                                                                                                                         79,063,808
Telephone - Integrated - 0.3%
           380,915    GVT Holdings S.A.*                                                                                  7,188,305
Warehousing and Harbor Transport Services - 0.1%
         3,332,466    DP World, Ltd.*                                                                                     3,165,843
Wireless Equipment - 2.9%
        40,476,815    Telefonaktiebolaget L.M. Ericsson - Class B                                                        79,569,698
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,117,468,223)                                                                              2,597,088,573
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.1%
Investment Companies - 1.1%
         1,099,450    Bradespar S.A. (cost $3,991,814)                                                                   29,680,135
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.4%
        58,840,600    Janus Institutional Cash Management
                         Fund -Institutional Shares, 3.13%                                                               58,840,600
         8,736,400    Janus Institutional Money Market
                         Fund - Institutional Shares, 3.10%                                                               8,736,400
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $67,577,000)                                                                                   67,577,000
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.1%
         6,342,554    Allianz Dresdner Daily Asset Fund+                                                                  6,342,554
         6,618,781    Repurchase Agreements+                                                                              6,618,781
        72,525,036    Time Deposits+                                                                                     72,525,036
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $85,486,371)                                                                                85,486,371
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,274,523,408) - 100%                                                                 $2,779,832,079
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                       $   39,092,028              1.4%
Bermuda                                            346,586,026             12.5%
Brazil                                             321,102,379             11.6%
Canada                                             117,812,223              4.2%
Cayman Islands                                     168,021,916              6.0%
China                                               16,441,447              0.6%
Egypt                                               36,168,272              1.3%
Germany                                            155,571,935              5.6%
Guernsey                                            71,183,967              2.6%
Hong Kong                                          179,912,239              6.5%
India                                              181,271,871              6.5%
Ireland                                             58,210,713              2.1%
Italy                                                6,383,088              0.2%
Japan                                              275,046,153              9.9%
Luxembourg                                           7,087,784              0.3%
Mexico                                                 393,217              0.0%
Netherlands                                         59,386,797              2.1%
Philippines                                         42,463,439              1.5%
Russia                                              15,871,713              0.6%
Singapore                                           13,325,350              0.5%
South Korea                                         22,214,947              0.8%
Sweden                                              79,569,698              2.9%
Switzerland                                         34,755,645              1.2%
Taiwan                                             147,588,227              5.3%
United Arab Emirates                                 3,165,843              0.1%
United Kingdom                                     161,078,669              5.8%
United States++                                    220,126,493              7.9%
--------------------------------------------------------------------------------
Total                                           $2,779,832,079            100.0%
                                                ==============   ==============

++ Includes Short-Term Securities and Other Securities (2.4% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008
--------------------------------------------------------------------------------
Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $2,574,656,087
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                        198,243,158
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                              6,932,834
--------------------------------------------------------------------------------
Total                                                             $2,779,832,079
--------------------------------------------------------------------------------

Level 3 Valuation Reconciliation of Assets as of the fiscal period ended March, 31, 2008.

--------------------------------------------------------------------------------
                                                       Investments in Securities
--------------------------------------------------------------------------------
Balance as December 31, 2007                           $               6,919,941
--------------------------------------------------------------------------------
  Accrued discounts/premiums                                                  --
--------------------------------------------------------------------------------
  Realized gain/(loss)                                                        --
--------------------------------------------------------------------------------
  Change in unrealized appreciation/(depreciation)                        12,893
--------------------------------------------------------------------------------
  Net purchases/(sales)                                                       --
--------------------------------------------------------------------------------
  Transfers in and/or out of Level 3                                          --
--------------------------------------------------------------------------------
Balance as of March 31, 2008                           $               6,932,834
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

PLC   Public Limited Company

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

###   Schedule of Fair Valued Securities (as of March 31, 2008)

                                                                             Value as a % of
                                                               Value   Investment Securities
-------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
Eurodekania, Ltd.                                     $    6,776,233                    0.2%
Star Asia Financial, Ltd. (U.S. Shares) (144A)             2,545,290                    0.1%
Trinity, Ltd.                                              6,932,834                    0.2%
-------------------------------------------------------------------------------------------
                                                      $   16,254,357                    0.5%
-------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of March 31, 2008)

                                                                                                     Value as a
                                                                                                       % of
                                                 Acquisition      Acquisition                        Investment
                                                    Date              Cost            Value          Securities
------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
Eurodekania, Ltd.###                               3/8/07        $  5,628,245    $    6,776,233          0.2%
Star Asia Financial Ltd. (U.S. Shares)
(144A)###                                     2/22/07 - 6/22/07     2,399,730         2,545,290          0.1%
Trinity, Ltd.###                                  11/14/07          6,995,780         6,932,834          0.2%
-------------------------------------------------------------------------------------------------------------
                                                                 $ 15,023,755    $   16,254,357          0.5%
-------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2008. The issuer incurs all registration costs.

+++ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended March 31, 2008.

                                               Purchases                Sales              Realized     Dividend        Value
                                            Shares    Cost      Shares          Cost      Gain/(Loss)    Income      at 3/31/08
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
A-MAX Holdings, Ltd.*                            -    $  -    50,335,000      $848,328    $ (148,101)    $     -     $6,129,046
-------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Large Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.9%
Aerospace and Defense - 2.0%
           686,265    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)*                                          $   27,114,330
           115,975    Lockheed Martin Corp.                                                                              11,516,318
                                                                                                                         38,630,648
Agricultural Chemicals - 2.6%
           243,350    Monsanto Co.                                                                                       27,133,525
            78,280    Syngenta A.G.                                                                                      22,932,001
                                                                                                                         50,065,526
Apparel Manufacturers - 0.4%
           598,792    Esprit Holdings, Ltd.                                                                               7,176,082
Applications Software - 2.7%
         1,803,850    Microsoft Corp.                                                                                    51,193,263
Audio and Video Products - 0.7%
           312,355    Sony Corp.**                                                                                       12,497,286
Automotive - Cars and Light Trucks - 0.9%
           293,563    BMW A.G.**                                                                                         16,230,623
Beverages - Non-Alcoholic - 0.5%
           155,025    Coca-Cola Co.                                                                                       9,436,372
Brewery - 4.3%
           937,178    InBev N.V. **,#                                                                                    82,619,921
Casino Hotels - 1.2%
         1,578,763    Crown, Ltd.*                                                                                       15,181,298
           115,425    Las Vegas Sands Corp.*                                                                              8,499,897
                                                                                                                         23,681,195
Cellular Telecommunications - 0.9%
           271,375    America Movil S.A. de C.V. - Series L (ADR)                                                        17,283,874
Chemicals - Diversified - 2.9%
           271,757    Bayer A.G.**                                                                                       21,782,304
           102,638    K+S A.G.**                                                                                         33,804,511
                                                                                                                         55,586,815
Commercial Services - Finance - 1.5%
           322,097    Automatic Data Processing, Inc.                                                                    13,653,692
           743,025    Western Union Co.                                                                                  15,804,142
                                                                                                                         29,457,834
Computers - 5.4%
           166,399    Apple, Inc.*                                                                                       23,878,257
           433,720    Dell, Inc.*                                                                                         8,639,702
           756,395    Hewlett-Packard Co.**                                                                              34,536,996
           313,576    Research In Motion, Ltd. (U.S. Shares)*                                                            35,192,633
                                                                                                                        102,247,588
Cosmetics and Toiletries - 1.8%
           178,905    Avon Products, Inc.                                                                                 7,073,904
           373,921    Procter & Gamble Co.                                                                               26,200,644
                                                                                                                         33,274,548
Diversified Operations - 3.9%
         1,856,000    China Merchants Holdings International Company, Ltd.                                                8,888,419
           247,975    Danaher Corp.                                                                                      18,853,539
           312,015    Ingersoll-Rand Co. - Class A                                                                       13,909,629
           296,119    Siemens A.G.**                                                                                     32,385,612
                                                                                                                         74,037,199
Electric - Generation - 2.1%
         2,357,445    AES Corp.*                                                                                         39,298,608
Electric Products - Miscellaneous - 2.0%
           460,775    Emerson Electric Co.                                                                               23,711,481
           862,000    Sharp Corp.**                                                                                      14,701,592
                                                                                                                         38,413,073
Electronic Components - Semiconductors - 0.5%
           329,065    Texas Instruments, Inc.                                                                             9,302,668
Electronic Measuring Instruments - 0.5%
            41,200    Keyence Corp.**                                                                                     9,607,426
Enterprise Software/Services - 1.1%
         1,068,135    Oracle Corp.*                                                                                      20,892,721
Entertainment Software - 1.0%
           398,445    Electronic Arts, Inc.*                                                                             19,890,374
Finance - Credit Card - 0.4%
           194,270    American Express Co.                                                                                8,493,484
Finance - Investment Bankers/Brokers - 2.7%
            90,185    Goldman Sachs Group, Inc.                                                                          14,915,697
           576,670    JP Morgan Chase & Co.                                                                              24,767,977
           791,600    Nomura Holdings, Inc.**                                                                            11,911,131
                                                                                                                         51,594,805
Finance - Other Services - 0.8%
            33,290    CME Group, Inc.                                                                                    15,616,339
Food - Retail - 1.2%
         2,980,904    Tesco PLC**                                                                                        22,513,559
Forestry - 1.6%
           453,620    Weyerhaeuser Co.                                                                                   29,503,445
Independent Power Producer - 1.4%
           686,415    NRG Energy, Inc.*                                                                                  26,763,321
Industrial Gases - 0.4%
            98,620    Praxair, Inc.                                                                                       8,306,763
Investment Management and Advisory Services - 0.6%
           246,715    T. Rowe Price Group, Inc.                                                                          12,335,750
Medical - Biomedical and Genetic - 3.8%
             9,860    Amgen, Inc.*                                                                                          411,951
           588,846    Celgene Corp.*                                                                                     36,090,371
           278,295    Genentech, Inc.*                                                                                   22,591,988
           164,755    Genzyme Corp.*                                                                                     12,280,838
                                                                                                                         71,375,148
Medical - Drugs - 3.6%
           271,810    Forest Laboratories, Inc.*                                                                         10,875,118
           624,085    Merck & Company, Inc.                                                                              23,684,026
           178,940    Roche Holding A.G.                                                                                 33,699,102
                                                                                                                         68,258,246
Medical - HMO - 3.1%
           647,215    Coventry Health Care, Inc.*                                                                        26,115,125
           971,080    UnitedHealth Group, Inc.                                                                           33,366,309
                                                                                                                         59,481,434
Multimedia - 1.5%
         1,552,205    News Corporation, Inc. - Class A                                                                   29,103,844
Networking Products - 2.9%
         2,290,522    Cisco Systems, Inc.*                                                                               55,178,675
Oil Companies - Exploration and Production - 1.0%
           268,715    Occidental Petroleum Corp.                                                                         19,661,877
Oil Companies - Integrated - 6.4%
           609,144    Exxon Mobil Corp.                                                                                  51,521,400
           692,890    Hess Corp.                                                                                         61,099,039
            90,740    Petroleo Brasileiro S.A. (ADR)                                                                      9,265,461
                                                                                                                        121,885,900
Reinsurance - 1.5%
             6,401    Berkshire Hathaway, Inc. - Class B*                                                                28,631,033
Retail - Apparel and Shoe - 1.1%
           636,065    Nordstrom, Inc.                                                                                    20,735,719
Retail - Drug Store - 4.1%
         1,919,304    CVS/Caremark Corp.                                                                                 77,751,005
Retail - Office Supplies - 1.1%
           908,428    Staples, Inc.                                                                                      20,085,343
Semiconductor Components/Integrated Circuits - 2.3%
           432,795    Cypress Semiconductor Corp.*                                                                       10,218,290
         1,363,040    Marvell Technology Group, Ltd.*                                                                    14,829,875
         8,960,515    Taiwan Semiconductor Manufacturing Company, Ltd.                                                   18,661,831
                                                                                                                         43,709,996
Semiconductor Equipment - 1.3%
           647,615    KLA-Tencor Corp.                                                                                   24,026,517
Telecommunication Equipment - Fiber Optics - 2.1%
         1,645,975    Corning, Inc.                                                                                      39,569,239
Tobacco - 1.6%
           410,771    Altria Group, Inc.                                                                                  9,119,116
           410,771    Philip Morris International, Inc.*                                                                 20,776,797
                                                                                                                         29,895,913
Toys - 0.8%
           741,925    Mattel, Inc.                                                                                       14,764,308
Transportation - Railroad - 0.3%
           135,325    Canadian National Railway Co. (U.S. Shares)                                                         6,538,904
Transportation - Services - 2.2%
           291,535    C.H. Robinson Worldwide, Inc.                                                                      15,859,504
           355,705    United Parcel Service, Inc. - Class B                                                              25,973,579
                                                                                                                         41,833,083
Web Portals/Internet Service Providers - 1.6%
            67,725    Google, Inc. - Class A*                                                                            29,830,831
Wireless Equipment - 1.6%
           863,230    Crown Castle International Corp.*                                                                  29,772,803
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,720,572,682)                                                                              1,748,040,928
-----------------------------------------------------------------------------------------------------------------------------------

Corporate Debt - 0.3%
Electric - Integrated - 0.3%
   $     1,940,000    Energy Future Holdings, 10.88%, company guaranteed notes, due 11/1/17 (144A)                   $    1,959,400
         3,330,000    TXU Energy Co. LLC, 10.25%, company guaranteed notes, due 11/1/15 (144A)                            3,317,513
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Debt (cost $5,283,963)                                                                                    5,276,913
-----------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Note - 0.4%
Finance - Investment Bankers/Brokers - 0.4%
           173,823    Morgan Stanley Co., convertible, (Gilead Sciences, Inc.), 0% (144A)ss. (cost $7,312,734)            8,498,206
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.2%
        79,900,712    Janus Institutional Cash Management Fund - Institutional Shares, 3.13% (cost $79,900,712)          79,900,712
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.2%
         2,817,015    Allianz Dresdner Daily Asset Fund+                                                                  2,817,015
         4,803,778    Repurchase Agreements+                                                                              4,803,778
        52,637,210    Time Deposits+                                                                                     52,637,210
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $60,258,003)                                                                                60,258,003

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,873,328,094) - 100%                                                                 $1,901,974,762
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                   $       15,181,298              0.8%
Belgium                                             82,619,921              4.3%
Bermuda                                             35,915,586              1.9%
Brazil                                              36,379,792              1.9%
Canada                                              41,731,538              2.2%
Germany                                            104,203,049              5.5%
Hong Kong                                            8,888,419              0.5%
Japan                                               48,717,436              2.5%
Mexico                                              17,283,874              0.9%
Switzerland                                         56,631,103              3.0%
Taiwan                                              18,661,831              1.0%
United Kingdom                                      22,513,559              1.2%
United States ++                                 1,413,247,356             74.3%
--------------------------------------------------------------------------------
Total                                       $    1,901,974,762            100.0%
                                                 =============            ======

++ Includes Short-Term Securities and Other Securities (66.9% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Other Financial
                  Valuation Inputs                                            Investments in Securities         Instruments(a)
-----------------------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                       $           1,748,040,929   $              93,837,533
-----------------------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable  Inputs                                              153,933,833                  (1,307,184)
-----------------------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                                            --                          --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                         $           1,901,974,762   $              92,530,349
-----------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts.

Forward Currency Contracts, Open
as of March 31, 2008 (unaudited)

Currency Sold and                    Currency         Currency       Unrealized
Settlement Date                    Units Sold   Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 5/14/08               2,415,000   $    4,776,645   $      105,410
Euro 4/16/08                          900,000        1,420,167         (141,735)
Euro 5/2/08                        55,050,000       86,803,403       (2,758,413)
Japanese Yen 4/16/08              230,000,000        2,309,628         (315,852)
--------------------------------------------------------------------------------
Total                                           $   95,309,843   $   (3,110,590)

--------------------------------------------------------------------------------
Schedule of Written Options - Calls                                    Value
      Cisco Systems, Inc.                                            $(741,775)
       expires January 2009
       6,639 contracts
       exercise price $30.00

      Hewlett-Packard Co.                                            (825,930)
       expires January 2009
       3,591 contracts
       exercise price $55.00
--------------------------------------------------------------------------------
Total Written Options - Calls
      (Premiums received $1,788,882)                                $(1,567,705)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Written Options - Puts                                     Value
      Cisco Systems, Inc.                                            $(565,409)
       expires January 2009
       5,980 contracts
       exercise price $18.50

      Hewlett-Packard Co.                                            (646,380)
       expires January 2009
       3,591 contracts
       exercise price $35.00
--------------------------------------------------------------------------------
Total Written Options- Puts
      (Premiums received $1,011,040)                                $(1,211,789)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR   American Depositary Receipt

PLC   Public Limited Company

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

ss.   Schedule of Restricted and Illiquid Securities (as of March 31, 2008)

                                                                                                     Value as a
                                                                                                       % of
                                                 Acquisition      Acquisition                        Investment
                                                    Date              Cost            Value          Securities
----------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Morgan Stanley Co., convertible, (Gilead
Sciences, Inc.) 0% (144A)                          10/17/07       $ 7,312,734    $  8,498,206             0.4%
----------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                             $ 233,361,543

Janus Aspen Mid Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.7%
Advertising Sales - 2.0%
           520,231    Lamar Advertising Co. - Class A*, #                                                            $   18,691,900
Aerospace and Defense - 1.5%
           361,240    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)*                                              14,272,592
Aerospace and Defense - Equipment - 0.3%
            28,400    Alliant Techsystems, Inc.*, #                                                                       2,940,252
Agricultural Chemicals - 1.5%
            92,270    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             14,321,227
Agricultural Operations - 0.3%
         2,752,000    Chaoda Modern Agriculture Holdings, Ltd.                                                            3,138,234
Airlines - 1.0%
           337,928    Ryanair Holdings PLC (ADR)*, #                                                                      9,556,604
Apparel Manufacturers - 1.1%
           876,400    Esprit Holdings, Ltd.                                                                              10,503,010
Automotive - Truck Parts and Equipment - Original - 0.5%
           152,960    Tenneco, Inc.*                                                                                      4,273,702
Batteries and Battery Systems - 0.8%
            84,860    Energizer Holdings, Inc.*                                                                           7,678,133
Building - Mobil Home and Manufactured Homes - 0.5%
           154,055    Thor Industries, Inc. #                                                                             4,586,217
Casino Hotels - 0.7%
           688,209    Crown, Ltd.*                                                                                        6,617,780
Casino Services - 0.7%
           299,343    Scientific Games Corp. - Class A*, #                                                                6,319,131
Cellular Telecommunications - 1.5%
           169,490    Leap Wireless International, Inc.*, #                                                               7,898,234
           184,820    N.I.I. Holdings, Inc.*                                                                              5,873,580
                                                                                                                         13,771,814
Chemicals - Diversified - 1.5%
            41,549    K+S A.G.                                                                                           13,684,441
Commercial Services - 1.9%
            58,880    CoStar Group, Inc.*, #                                                                              2,531,840
           582,593    Iron Mountain, Inc.*, #                                                                            15,403,759
                                                                                                                         17,935,599
Commercial Services - Finance - 3.1%
           342,295    Equifax, Inc.                                                                                      11,802,331
           139,550    Global Payments, Inc.                                                                               5,771,788
           226,360    Paychex, Inc.                                                                                       7,755,094
           196,315    Riskmetrics Group, Inc.*                                                                            3,798,695
                                                                                                                         29,127,908
Computer Services - 0.6%
            90,440    IHS, Inc. - Class A*                                                                                5,816,196
Computers - 1.0%
            64,924    Apple, Inc.*                                                                                        9,316,594
Consulting Services - 1.5%
           710,025    Gartner Group, Inc.*                                                                               13,731,884
Containers - Metal and Glass - 3.6%
           213,636    Ball Corp.                                                                                          9,814,438
           421,052    Owens-Illinois, Inc.*                                                                              23,759,963
                                                                                                                         33,574,401
Decision Support Software - 0.6%
           188,610    MSCI, Inc.*                                                                                         5,611,148
Distribution/Wholesale - 0.8%
         1,967,000    Li & Fung, Ltd.                                                                                     7,360,039
Diversified Operations - 1.1%
           550,000    China Merchants Holdings International Company, Ltd.                                                2,633,960
            83,885    Cooper Industries, Ltd. - Class A                                                                   3,367,983
        15,530,207    Polytec Asset Holdings, Ltd.                                                                        3,797,314
                                                                                                                          9,799,257
Electric Products - Miscellaneous - 1.0%
           218,170    AMETEK, Inc.                                                                                        9,579,845
Electronic Connectors - 0.6%
           146,150    Amphenol Corp. - Class A                                                                            5,444,088
Electronic Measuring Instruments - 1.2%
           382,835    Trimble Navigation, Ltd.*                                                                          10,945,253
Entertainment Software - 0.7%
           135,665    Electronic Arts, Inc.*                                                                              6,772,397
Fiduciary Banks - 0.8%
           116,778    Northern Trust Corp.                                                                                7,762,234
Finance - Consumer Loans - 0.6%
           497,145    Nelnet, Inc. - Class A #                                                                            5,841,454
Finance - Other Services - 1.0%
            20,013    CME Group, Inc.                                                                                     9,388,098
Independent Power Producer - 1.2%
           287,315    NRG Energy, Inc.*, #                                                                               11,202,412
Instruments - Controls - 0.5%
            51,005    Mettler-Toledo International, Inc.*                                                                 4,953,606
Instruments - Scientific - 1.3%
           206,836    Thermo Fisher Scientific, Inc.*                                                                    11,756,558
Investment Management and Advisory Services - 3.3%
           459,580    National Financial Partners Corp.                                                                  10,326,763
           407,891    T. Rowe Price Group, Inc. #                                                                        20,394,549
                                                                                                                         30,721,312
Machinery - Pumps - 0.8%
           200,370    Graco, Inc.                                                                                         7,265,416
Medical - Biomedical and Genetic - 2.7%
           359,241    Celgene Corp.*                                                                                     22,017,881
            49,210    Millipore Corp.*                                                                                    3,317,246
                                                                                                                         25,335,127
Medical - Drugs - 1.2%
           193,235    Shire PLC (ADR)                                                                                    11,199,901
Medical - HMO - 1.5%
           342,606    Coventry Health Care, Inc.*                                                                        13,824,152
Metal Processors and Fabricators - 0.5%
            46,075    Precision Castparts Corp.                                                                           4,703,336
Oil and Gas Drilling - 1.1%
           212,890    Helmerich & Payne, Inc.                                                                             9,978,154
Oil Companies - Exploration and Production - 5.5%
           111,795    Chesapeake Energy Corp. #                                                                           5,159,339
           179,094    EOG Resources, Inc.                                                                                21,491,279
           171,185    Forest Oil Corp.*                                                                                   8,381,218
           546,105    Petrohawk Energy Corp.*                                                                            11,014,938
           109,609    Sandridge Energy, Inc.*, #                                                                          4,291,192
                                                                                                                         50,337,966
Oil Companies - Integrated - 0.9%
            99,770    Hess Corp.                                                                                          8,797,719
Physician Practice Management - 1.2%
           165,510    Pediatrix Medical Group, Inc.*                                                                     11,155,374
Real Estate Management/Services - 1.0%
           415,850    CB Richard Ellis Group, Inc. - Class A*, #                                                          8,998,994
Real Estate Operating/Development - 2.0%
           785,000    CapitaLand, Ltd.                                                                                    3,662,605
         1,788,000    Hang Lung Properties, Ltd.                                                                          6,390,367
           204,290    St. Joe Co. #                                                                                       8,770,169
                                                                                                                         18,823,141
Reinsurance - 1.8%
             3,794    Berkshire Hathaway, Inc. - Class B*                                                                16,970,183
REIT - Diversified - 1.0%
           927,711    CapitalSource, Inc. #                                                                               8,970,965
Retail - Apparel and Shoe - 2.5%
           142,945    Abercrombie & Fitch Co. - Class A                                                                  10,454,997
           401,820    Nordstrom, Inc.                                                                                    13,099,332
                                                                                                                         23,554,329
Retail - Consumer Electronics - 0.2%
            25,700    Yamada Denki Company, Ltd.                                                                          2,226,928
Retail - Office Supplies - 1.2%
           500,760    Staples, Inc.                                                                                      11,071,804
Retail - Restaurants - 0.6%
            60,060    Chipotle Mexican Grill, Inc. - Class B*                                                             5,831,225
Schools - 0.2%
            50,884    Apollo Group, Inc. - Class A*                                                                       2,198,189
Semiconductor Components/Integrated Circuits - 3.8%
         3,325,145    Atmel Corp.*                                                                                       11,571,504
           731,250    Cypress Semiconductor Corp.*                                                                       17,264,812
           578,108    Marvell Technology Group, Ltd.*                                                                     6,289,815
                                                                                                                         35,126,131
Semiconductor Equipment - 1.3%
           335,425    KLA-Tencor Corp.                                                                                   12,444,268
Telecommunication Equipment - 1.3%
           336,170    CommScope, Inc.*                                                                                   11,708,801
Telecommunication Services - 3.0%
           391,667    Amdocs, Ltd. (U.S. Shares)*                                                                        11,107,676
           460,015    SAVVIS, Inc.*, #                                                                                    7,484,444
           627,240    Time Warner Telecom, Inc. - Class A*, #                                                             9,715,948
                                                                                                                         28,308,068
Therapeutics - 1.4%
           228,042    Gilead Sciences, Inc.*                                                                             11,751,004
           263,680    MannKind Corp.*, #                                                                                  1,574,170
                                                                                                                         13,325,174
Toys - 1.9%
           186,835    Marvel Entertainment, Inc.*, #                                                                      5,005,310
           646,035    Mattel, Inc.                                                                                       12,856,096
                                                                                                                         17,861,406
Transportation - Railroad - 0.8%
           146,500    Canadian National Railway Co. (U.S. Shares)                                                         7,078,880
Transportation - Services - 1.4%
           128,920    C.H. Robinson Worldwide, Inc.                                                                       7,013,248
           133,042    Expeditors International of Washington, Inc. #                                                      6,010,838
                                                                                                                         13,024,086
Transportation - Truck - 0.8%
           143,280    Landstar System, Inc.                                                                               7,473,485
Web Hosting/Design - 1.3%
           176,598    Equinix, Inc.*, #                                                                                  11,742,001
Wireless Equipment - 2.5%
           684,320    Crown Castle International Corp.*, #                                                               23,602,197
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $632,460,235)                                                                                  799,932,720
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.2%
         4,540,079    Janus Institutional Cash Management Fund - Institutional Shares, 3.13%                              4,540,079
         6,454,000    Janus Institutional Money Market Fund - Institutional Shares, 3.10%                                 6,454,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $10,994,079)                                                                                   10,994,079
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.1%
        21,453,027    Allianz Dresdner Daily Asset Fund +                                                                21,453,027
         8,424,026    Repurchase Agreements+                                                                              8,424,026
                      Time Deposits:
         8,424,026        Abbey National Treasury, N.A., 2.625%, 4/1/08+                                                  8,424,026
         5,847,259        ABN-AMRO Bank N.V., N.A., 2.375%, 4/1/08+                                                       5,847,259
         8,592,507        Bank of Scotland PLC, N.A., 2.90%, 4/1/08+                                                      8,592,507
         8,424,026        BNP Paribas, New York, N.A., 3.00%, 4/1/08+                                                     8,424,026
         8,013,262        Calyon, N.A., 3.00%, 4/1/08+                                                                    8,013,262
         8,424,026        Danske Bank, Cayman Islands, N.A., 3.05%, 4/1/08+                                               8,424,026
         5,054,416        Dresdner Bank A.G., N.A., 2.00%, 4/1/08+                                                        5,054,416
         8,424,026        ING Bank N.V., Amsterdam, N.A., 3.00%, 4/1/08+                                                  8,424,026
         8,424,026        Lloyd's TSB Group PLC, N.A., 2.85%, 4/1/08+                                                     8,424,026
         1,197,098        Natixis, N.A., 2.70%, 4/1/08+                                                                   1,197,098
         4,212,013        Natixis, N.A., 2.75%, 4/1/08+                                                                   4,212,013
         8,845,227        Nordea Bank Finland PLC, N.A., 2.8125%, 4/1/08+                                                 8,845,227
         8,424,026        Wells Fargo Bank, N.A., 2.50%, 4/1/08+                                                          8,424,026
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $122,182,991)                                                                              122,182,991
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $765,637,305) - 100%                                                                   $  933,109,790
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                       $    6,617,780              0.7%
Bermuda                                             27,520,847              3.0%
Brazil                                              14,272,592              1.5%
Canada                                              21,400,107              2.3%
Cayman Islands                                       6,935,548              0.7%
Germany                                             13,684,441              1.5%
Guernsey                                            11,107,676              1.2%
Hong Kong                                            9,024,327              1.0%
Ireland                                              9,556,604              1.0%
Japan                                                2,226,928              0.2%
Singapore                                            3,662,605              0.4%
United Kingdom                                      11,199,900              1.2%
United States++                                    795,900,435             85.3%
--------------------------------------------------------------------------------
Total                                           $  933,109,790            100.0%
                                                ==============   ==============

++ Includes Short-Term Securities and Other Securities (71.0% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008.

--------------------------------------------------------------------------------
Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $799,932,720
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                        133,177,070
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                               $933,109,790
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR   American Depositary Receipt

PLC   Public Limited Company

REIT  Real Estate Investment Trust

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.2%
Advertising Agencies - 0.5%
             7,700    Omnicom Group, Inc.                                                                            $      340,186
Agricultural Chemicals - 0.3%
             2,200    Mosaic Co.*                                                                                           225,720
Airlines - 0.8%
            50,800    Southwest Airlines Co.                                                                                629,920
Applications Software - 0.5%
            12,800    Intuit, Inc.*                                                                                         345,728
Automotive - Truck Parts and Equipment - Original - 0.2%
             2,600    Magna International, Inc. - Class A (U.S. Shares)                                                     187,590
Beverages - Non-Alcoholic - 0.6%
             6,600    PepsiCo, Inc.                                                                                         476,520
Beverages - Wine and Spirits - 0.7%
             8,400    Brown-Forman Corp. - Class B                                                                          556,248
Building - Residential and Commercial - 0.5%
             5,900    Centex Corp.                                                                                          142,839
            17,800    Pulte Homes, Inc.                                                                                     258,990
                                                                                                                            401,829
Chemicals - Specialty - 0.9%
            12,200    Lubrizol Corp.                                                                                        677,222
Coal - 0.3%
             5,000    Arch Coal, Inc.                                                                                       217,500
Commercial Banks - 2.4%
            13,600    BB&T Corp.                                                                                            436,016
            37,100    Colonial BancGroup, Inc.#                                                                             357,273
            16,400    First Midwest Bancorp, Inc.                                                                           455,428
            51,000    Synovus Financial Corp.                                                                               564,060
                                                                                                                          1,812,777
Commercial Services - Finance - 0.3%
             5,300    Global Payments, Inc.                                                                                 219,208
Computers - Integrated Systems - 1.3%
            21,700    Diebold, Inc.                                                                                         814,835
             5,400    NCR Corp.                                                                                             123,282
                                                                                                                            938,117
Consumer Products - Miscellaneous - 0.6%
             6,600    Kimberly-Clark Corp.                                                                                  426,030
Containers - Metal and Glass - 1.0%
            16,900    Ball Corp.                                                                                            776,386
Containers - Paper and Plastic - 0.3%
             7,900    Pactiv Corp.*                                                                                         207,059
Cosmetics and Toiletries - 0.7%
             7,300    Procter & Gamble Co.                                                                                  511,511
Data Processing and Management - 0.3%
             5,000    Fiserv, Inc.*                                                                                         240,450
Distribution/Wholesale - 1.8%
            10,300    Genuine Parts Co.                                                                                     414,266
            17,800    Tech Data Corp.*                                                                                      583,840
             4,500    W.W. Grainger, Inc.                                                                                   343,755
                                                                                                                          1,341,861
Diversified Operations - 2.2%
            22,200    Dover Corp.                                                                                           927,516
             8,500    Illinois Tool Works, Inc.                                                                             409,955
             6,400    Tyco International, Ltd.                                                                              281,920
                                                                                                                          1,619,391
E-Commerce/Services - 0.6%
            20,500    IAC/InterActiveCorp*                                                                                  425,580
Electric - Integrated - 3.7%
            31,100    DPL, Inc.#                                                                                            797,404
             5,500    PG&E Corp.                                                                                            202,510
            21,100    PPL Corp.                                                                                             968,912
            19,400    Public Service Enterprise Group, Inc.                                                                 779,686
                                                                                                                          2,748,512
Electronic Components - Miscellaneous - 0.6%
            51,800    Vishay Intertechnology, Inc.*                                                                         469,308
Electronic Components - Semiconductors - 1.0%
            16,300    QLogic Corp.*                                                                                         250,205
            19,300    Xilinx, Inc.                                                                                          458,375
                                                                                                                            708,580
Electronic Connectors - 1.2%
            25,300    Thomas & Betts Corp.*                                                                                 920,161
Electronic Measuring Instruments - 0.8%
            19,000    Agilent Technologies, Inc.*                                                                           566,770
Engineering - Research and Development Services - 1.0%
            22,300    URS Corp.*                                                                                            728,987
Finance - Investment Bankers/Brokers - 1.2%
            40,000    Raymond James Financial, Inc.#                                                                        919,200
Food - Diversified - 1.9%
             9,500    General Mills, Inc.                                                                                   568,860
             7,300    Kellogg Co.                                                                                           383,688
            15,500    Kraft Foods, Inc. - Class A                                                                           480,655
                                                                                                                          1,433,203
Food - Retail - 0.4%
            10,700    Kroger Co.                                                                                            271,780
Forestry - 0.9%
             9,800    Weyerhaeuser Co.                                                                                      637,392
Gas - Distribution - 0.7%
            21,600    Southern Union Co.                                                                                    502,632
Gold Mining - 1.0%
            20,000    Goldcorp, Inc. (U.S. Shares)                                                                          775,000
Hotels and Motels - 1.0%
            14,700    Starwood Hotels & Resorts Worldwide, Inc.                                                             760,725
Human Resources - 0.9%
             5,100    Manpower, Inc.                                                                                        286,926
            14,300    Robert Half International, Inc.                                                                       368,082
                                                                                                                            655,008
Instruments - Scientific - 2.4%
            18,800    Applera Corp. - Applied Biosystems Group                                                              617,768
            19,600    PerkinElmer, Inc.                                                                                     475,300
            11,700    Thermo Fisher Scientific, Inc.*                                                                       665,028
                                                                                                                          1,758,096
Internet Infrastructure Equipment - 0.8%
            37,300    Avocent Corp.*                                                                                        630,370
Investment Management and Advisory Services - 3.6%
            20,000    AllianceBernstein Holding L.P.                                                                      1,267,600
            38,700    Invesco, Ltd. (U.S. Shares)                                                                           942,732
             5,000    Legg Mason, Inc.                                                                                      279,900
             6,500    Waddell & Reed Financial, Inc. - Class A                                                              208,845
                                                                                                                          2,699,077
Life and Health Insurance - 1.9%
             3,500    AFLAC, Inc.                                                                                           227,325
            28,700    Protective Life Corp.                                                                               1,164,072
                                                                                                                          1,391,397
Machinery - Farm - 0.3%
             2,500    Deere & Co.                                                                                           201,100
Medical - Biomedical and Genetic - 0.3%
             3,100    Millipore Corp.*                                                                                      208,971
Medical - Drugs - 1.5%
            13,500    Endo Pharmaceuticals Holdings, Inc.*                                                                  323,190
            11,600    Forest Laboratories, Inc.*                                                                            464,116
             8,000    Wyeth                                                                                                 334,080
                                                                                                                          1,121,386
Medical - Generic Drugs - 0.6%
             8,700    Barr Pharmaceuticals, Inc.*                                                                           420,297
Medical - HMO - 0.9%
             5,800    Coventry Health Care, Inc.*                                                                           234,030
            13,700    Health Net, Inc.*                                                                                     421,960
                                                                                                                            655,990
Medical - Wholesale Drug Distributors - 1.0%
            13,600    Cardinal Health, Inc.                                                                                 714,136
Medical Instruments - 0.4%
             7,700    St. Jude Medical, Inc.*                                                                               332,563
Medical Labs and Testing Services - 0.8%
             7,900    Laboratory Corporation of America Holdings*                                                           582,072
Medical Products - 2.8%
            22,700    Covidien, Ltd.                                                                                      1,004,475
             8,500    Johnson & Johnson                                                                                     551,395
             6,400    Zimmer Holdings, Inc.*                                                                                498,304
                                                                                                                          2,054,174
Metal - Aluminum - 0.7%
            14,600    Alcoa, Inc.                                                                                           526,476
Motorcycle and Motor Scooter Manufacturing - 0.4%
             7,900    Harley-Davidson, Inc.                                                                                 296,250
Multi-Line Insurance - 1.6%
             9,800    Loews Corp.                                                                                           394,156
            60,400    Old Republic International Corp.                                                                      779,764
                                                                                                                          1,173,920
Multimedia - 0.9%
            11,300    McGraw-Hill Companies, Inc.                                                                           417,535
             5,500    Viacom, Inc. - Class B*                                                                               217,910
                                                                                                                            635,445
Networking Products - 0.6%
            37,100    Foundry Networks, Inc.*                                                                               429,618
Non-Hazardous Waste Disposal - 1.9%
            24,300    Republic Services, Inc.                                                                               710,532
            20,900    Waste Management, Inc.                                                                                701,404
                                                                                                                          1,411,936
Office Automation and Equipment - 1.2%
            14,000    Pitney Bowes, Inc.                                                                                    490,280
            27,100    Xerox Corp.                                                                                           405,687
                                                                                                                            895,967
Oil - Field Services - 1.1%
             7,300    BJ Services Co.                                                                                       208,123
             4,661    Transocean, Inc. (U.S. Shares)*                                                                       630,167
                                                                                                                            838,290
Oil and Gas Drilling - 0.6%
             9,000    Noble Corp.                                                                                           447,030
Oil Companies - Exploration and Production - 6.8%
            15,900    Anadarko Petroleum Corp.                                                                            1,002,178
            11,600    Bill Barrett Corp.*                                                                                   548,100
             4,600    Devon Energy Corp.                                                                                    479,918
            17,400    Forest Oil Corp.*                                                                                     851,904
             9,900    Newfield Exploration Co.*                                                                             523,215
             8,318    Noble Energy, Inc.                                                                                    605,550
            12,500    Sandridge Energy, Inc.*                                                                               489,375
            15,800    Southwestern Energy Co.*                                                                              532,302
                                                                                                                          5,032,542
Oil Field Machinery and Equipment - 0.2%
             2,400    National-Oilwell Varco, Inc.*                                                                         140,112
Oil Refining and Marketing - 1.0%
             9,200    Frontier Oil Corp.                                                                                    250,792
             9,800    Valero Energy Corp.                                                                                   481,278
                                                                                                                            732,070
Paper and Related Products - 2.0%
            12,100    Potlatch Corp.                                                                                        499,367
            11,700    Rayonier, Inc.                                                                                        508,248
            38,000    Temple-Inland, Inc.                                                                                   483,360
                                                                                                                          1,490,975
Pharmacy Services - 0.4%
            15,800    Omnicare, Inc.                                                                                        286,928
Pipelines - 3.6%
            19,700    Enterprise Products Partners L.P.                                                                     585,090
            10,700    Equitable Resources, Inc.                                                                             630,230
            15,800    Kinder Morgan Energy Partners L.P.#                                                                   864,102
            12,200    Plains All American Pipeline L.P.                                                                     579,988
                                                                                                                          2,659,410
Poultry - 0.2%
             8,900    Pilgrim's Pride Corp.#                                                                                180,047
Property and Casualty Insurance - 0.7%
            30,600    Progressive Corp.                                                                                     491,742
Reinsurance - 1.5%
               250    Berkshire Hathaway, Inc. - Class B*                                                                 1,118,225
REIT - Apartments - 1.0%
             3,000    Avalonbay Communities, Inc.                                                                           289,560
            10,600    Equity Residential                                                                                    439,794
                                                                                                                            729,354
REIT - Diversified - 0.3%
             8,100    Liberty Property Trust                                                                                251,991
REIT - Mortgage - 0.8%
            17,200    Annaly Mortgage Management, Inc.                                                                      263,504
             9,900    Redwood Trust, Inc.#                                                                                  359,865
                                                                                                                            623,369
REIT - Office Property - 0.6%
             5,500    SL Green Realty Corp.                                                                                 448,085
REIT - Regional Malls - 0.7%
             7,900    Macerich Co.                                                                                          555,133
REIT - Warehouse and Industrial - 1.1%
             5,700    AMB Property Corp.                                                                                    310,194
             8,200    ProLogis                                                                                              482,652
                                                                                                                            792,846
Retail - Apparel and Shoe - 0.9%
            21,000    Foot Locker, Inc.                                                                                     247,170
            14,000    Ross Stores, Inc.                                                                                     419,440
                                                                                                                            666,610
Retail - Auto Parts - 0.7%
            14,800    Advance Auto Parts, Inc.                                                                              503,940
Retail - Drug Store - 0.8%
            14,010    CVS/Caremark Corp.                                                                                    567,545
Retail - Mail Order - 0.4%
            12,000    Williams-Sonoma, Inc.#                                                                                290,880
Retail - Major Department Stores - 1.1%
            20,800    J.C. Penney Company, Inc.                                                                             784,368
Retail - Office Supplies - 0.7%
            23,300    Office Depot, Inc.*                                                                                   257,465
            12,800    Staples, Inc.                                                                                         283,008
                                                                                                                            540,473
Retail - Regional Department Stores - 0.8%
             8,300    Kohl's Corp.*                                                                                         355,987
            11,400    Macy's, Inc.                                                                                          262,884
                                                                                                                            618,871
Retail - Restaurants - 0.5%
            11,200    Darden Restaurants, Inc.                                                                              364,560
Savings/Loan/Thrifts - 1.4%
             8,900    Astoria Financial Corp.                                                                               241,724
            47,900    People's United Financial, Inc.                                                                       829,149
                                                                                                                          1,070,873
Semiconductor Equipment - 0.3%
            12,100    Applied Materials, Inc.                                                                               236,071
Super-Regional Banks - 1.4%
             5,900    PNC Bank Corp.                                                                                        386,863
            12,100    SunTrust Banks, Inc.                                                                                  667,194
                                                                                                                          1,054,057
Telecommunication Services - 0.5%
             8,500    Embarq Corp.                                                                                          340,850
Telephone - Integrated - 0.9%
            14,200    CenturyTel, Inc.                                                                                      472,008
            33,000    Sprint Nextel Corp.                                                                                   220,770
                                                                                                                            692,778
Transportation - Railroad - 1.7%
            21,800    Kansas City Southern*                                                                                 874,398
             6,700    Norfolk Southern Corp.                                                                                363,944
                                                                                                                          1,238,342
Transportation - Truck - 0.6%
            15,200    J.B. Hunt Transport Services, Inc.                                                                    477,736
Wireless Equipment - 0.2%
            16,600    Motorola, Inc.                                                                                        154,380
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $67,359,682)                                                                                    69,233,815
-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls - 0%
             1,208    S&P Mid-Cap 400 Index
                         expires April 2008
                         exercise price $761.57**
                                (premiums paid $38,751)                                                                      14,733
-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts - 1.0%
               152    iShares Russell Mid-Cap Value Index
                         expires April 2008
                         exercise price $130.00**                                                                            65,386
               196    iShares Russell Mid-Cap Value Index
                         expires May 2008
                         exercise price $122.50**                                                                            59,419
                68    iShares Russell Mid-Cap Value Index
                         expires May 2008
                         exercise price $143.00                                                                              99,588
             1,033    Russell Mid-Cap Value Index
                         expires April 2008
                         exercise price $978.04                                                                              21,875
             2,970    Russell Mid-Cap Value Index
                         expires April 2008
                         exercise price $999.65**                                                                            93,928
               984    Russell Mid-Cap Value Index
                         expires April 2008
                         exercise price $1,001.86                                                                            32,344
             1,793    Russell Mid-Cap Value Index
                         expires May 2008
                         exercise price $990.46**                                                                            72,354
                14    Russell Mid-Cap Value Index
                         expires May 2008
                         exercise price $1,011.70                                                                            74,732
                14    Russell Mid-Cap Value Index
                         expires June 2008
                         exercise price $975.67**                                                                            64,526
             1,778    Russell Mid-Cap Value Index
                         expires June 2008
                         exercise price $986.37                                                                              89,045
               366    Russell Mid-Cap Value Index
                         expires June 2008
                         exercise price $999.40                                                                              20,673
             1,345    Russell Mid-Cap Value Index
                         expires July 2008
                         exercise price $980.41**                                                                            73,140
-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $990,207)                                                                     767,010
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.8%
         1,207,750    Allianz Dresdner Daily Asset Fund+                                                                  1,207,750
           131,537    Repurchase Agreements+                                                                                131,537
         1,441,312    Time Deposits+                                                                                      1,441,312
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $2,780,599)                                                                                  2,780,599
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 2.0%
   $     1,474,000    Calyon, New York, 1.75%
                      dated 3/31/08, maturing 4/1/08
                      to be repurchased at $1,474,072
                      collateralized by $1,432,453
                      in U.S. Treasuries
                      0% - 8.875%, 5/15/08 -8/15/17
                      with a value of $1,503,485
                      (amortized cost $1,474,000)                                                                         1,474,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $72,643,239) - 100%                                                                    $   74,270,157
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                         $    2,229,127              3.0%
Canada                                                 962,590              1.3%
Cayman Islands                                       1,077,197              1.4%
United States++                                     70,001,243             94.3%
--------------------------------------------------------------------------------
Total                                           $   74,270,157            100.0%
                                                ==============   ==============

++ Includes Short-Term Securities and Other Securities (88.5% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008

--------------------------------------------------------------------------------------------------------
                                                                                    Other Financial
                  Valuation Inputs                 Investments in Securities         Instruments(a)
--------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                            $              69,233,815        $                  -
--------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                      5,036,342                    (105,274)
--------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                 --                          --
--------------------------------------------------------------------------------------------------------
Total                                              $              74,270,157   $                (105,274)
--------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts.

                                                                      Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
       S&P Mid-Cap 400 Index
          expires April 2008
          604 contracts
          exercise price $720.00                                     ($709)
--------------------------------------------------------------------------------
Total Written Options - Calls
       (Premiums received $6,737)                                    ($709)
--------------------------------------------------------------------------------

                                                                      Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
       iShares Russell Mid-Cap Value Index
          expires April 2008
          76 contracts
          exercise price $117.00                                   ($5,901)
       iShares Russell Mid-Cap Value Index
          expires May 2008
          98 contracts
          exercise price $110.00                                    (8,352)
       Russell Mid-Cap Value Index
          expires April 2008
          1,485 contracts
          exercise price $898.68                                    (5,337)
       Russell Mid-Cap Value Index
          expires April 2008
          7 contracts
          exercise price $910.50                                    (5,523)
       Russell Mid-Cap Value Index
          expires June 2008
          7 contracts
          exercise price $876.11                                   (12,040)
       Russell Mid-Cap Value Index
          expires June 2008
          1,806 contracts
          exercise price $878.99                                   (29,114)
       Russell Mid-Cap Value Index
          expires June 2008
          914 contracts
          exercise price $900.00                                   (18,761)
       Russell Mid-Cap Value Index
          expires July 2008
          896 contracts
          exercise price $880.37                                   (19,537)
--------------------------------------------------------------------------------
Total Written Options - Puts
       (Premiums received $188,917)                               ($104,565)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2008 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                              $       281,567

Janus Aspen Money Market Portfolio

Schedule of Investments (unaudited)

Principal Amount                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 6.2%
   $       625,000    Lexington Parker Capital LLC, 3.15%, 5/9/08 (Section 4(2))                                     $      622,922
           650,000    Scaldis Capital LLC, 3.27%, 4/15/08 (Section 4(2))                                                    649,174
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (amortized cost $1,272,096)                                                                        1,272,096
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 5.7%
           300,000    Anaheim California Housing Authority Multifamily Housing Revenue
                      (Cobblestone), 3.13%, due 7/15/33                                                                     300,000
           400,000    California Infrastructure and Economic Development, 2.88%, 7/1/33                                     400,000
           225,000    California Statewide Communities Development Authority, 3.13%, 3/15/33                                225,000
           250,000    Sacramento California Redevelopment Agency, 3.13%, 1/15/36                                            250,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (amortized cost $1,175,000)                                                                     1,175,000
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 52.5%
           800,000    Calyon, New York Branch, 2.75%
                       dated 3/31/08, maturing 4/1/08
                       to be repurchased at $800,061
                       collateralized by $956,466
                       in U.S. Government Agencies
                       2.9162%, 4/25/37
                       with a value of $816,000                                                                             800,000
         5,000,000    Deutsche Bank Securities, Inc., 2.50%
                       dated 3/31/08, maturing 4/1/08
                       to be repurchased at $5,000,347
                       collateralized by $6,790,557
                       in U.S. Government Agencies
                       0% - 6.500%, 11/15/21 - 12/1/37
                       with a value of $5,100,002                                                                         5,000,000
         5,000,000    HSBC Securities (USA), Inc., 2.50%
                       dated 3/31/08, maturing 4/1/08
                       to be repurchased at $5,000,347
                       collateralized by $8,553,478
                       in U.S. Government Agencies
                       0% - 5.75%, 12/15/18 - 8/25/37
                       with a value of $5,100,083                                                                         5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (amortized cost $10,800,000)                                                                 10,800,000
-----------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 3.7%
           200,000    Anaheim California Housing Authority Multifamily Housing Revenue
                      (Cobblestone), 3.13%, 3/15/33                                                                         200,000
           570,000    Arapahoe County, Colorado, Industrial Development Revenue
                      (Cottrell), Series B, 2.80%, 10/1/19                                                                  570,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (amortized cost $770,000)                                                          770,000
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 27.0%
         2,000,000    Fannie Mae, 2.59%, 7/2/08                                                                           1,986,762
           600,000    Federal Home Loan Discount Note, 2.65%, 7/18/08                                                       595,230
         1,000,000    Freddie Mac, 4.15%, 6/16/08                                                                           991,239
         2,000,000    Freddie Mac, 2.59%, 7/1/08                                                                          1,986,906
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (amortized cost $5,560,137)                                                            5,560,137
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 4.9%
         1,000,000    Federal Home Loan Discount Note, 4.55%, 4/16/08 (amortized cost $998,104)                             998,104

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $20,575,337) - 100%                                                                    $   20,575,337
-----------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008

--------------------------------------------------------------------------------
Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                $                      --
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                         20,575,337
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                  $              20,575,337
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Aspen Small Company Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.7%
Advanced Materials/Products - 1.1%
             5,923    Ceradyne, Inc.*                                                                                $      189,299
Building - Mobil Home and Manufactured Homes - 1.4%
             8,137    Thor Industries, Inc.                                                                                 242,238
Building and Construction - Miscellaneous - 0.7%
            10,572    Dycom Industries, Inc.*                                                                               126,970
Chemicals - Diversified - 1.6%
             5,231    FMC Corp.                                                                                             290,268
Collectibles - 1.4%
            11,524    RC2 Corp.*                                                                                            241,658
Commercial Banks - 9.4%
             4,265    BancFirst Corp.                                                                                       195,252
            18,320    Cascade Bancorp                                                                                       175,139
            20,820    CoBiz Financial, Inc.                                                                                 271,076
             8,965    East West Bancorp, Inc.                                                                               159,129
               980    First Citizens BancShares, Inc. - Class A                                                             136,563
             6,256    Simmons First National Corp. - Class A                                                                185,991
             9,836    TriCo Bancshares                                                                                      170,261
             4,857    UMB Financial Corp.                                                                                   200,108
             9,778    United Community Banks, Inc.                                                                          166,030
                                                                                                                          1,659,549
Commercial Services - 2.0%
            10,716    Steiner Leisure, Ltd.*                                                                                353,628
Commercial Services - Finance - 1.6%
            14,644    Deluxe Corp.                                                                                          281,311
Computer Services - 0.7%
             2,807    CACI International, Inc.*                                                                             127,859
Consulting Services - 2.1%
             5,217    FTI Consulting, Inc.*                                                                                 370,616
Consumer Products - Miscellaneous - 2.3%
            18,376    Jarden Corp.*                                                                                         399,494
Containers - Metal and Glass - 2.0%
             6,125    Owens-Illinois, Inc.*                                                                                 345,634
Diversified Operations - 3.2%
             7,190    Barnes Group, Inc.                                                                                    165,010
             8,585    Crane Co.                                                                                             346,404
           241,259    Polytec Asset Holdings, Ltd.                                                                           58,991
                                                                                                                            570,405
Electric - Integrated - 2.3%
             6,686    ALLETE, Inc.                                                                                          258,213
             4,271    Otter Tail Corp.                                                                                      151,151
                                                                                                                            409,364
Electronic Components - Semiconductors - 2.6%
            19,997    Microsemi Corp.*                                                                                      455,932
Fiduciary Banks - 0.5%
             8,720    Boston Private Financial Holdings, Inc.                                                                92,345
Finance - Consumer Loans - 1.8%
            26,425    Nelnet, Inc. - Class A                                                                                310,494
Finance - Investment Bankers/Brokers - 0.5%
             3,970    Raymond James Financial, Inc.                                                                          91,231
Firearms and Ammunition - 2.4%
            44,784    Smith & Wesson Holding Corp.*                                                                         224,816
            25,000    Sturm Ruger and Company, Inc.*                                                                        206,000
                                                                                                                            430,816
Food - Retail - 2.1%
             5,335    Ruddick Corp.                                                                                         196,648
             5,088    Weis Markets, Inc.                                                                                    175,383
                                                                                                                            372,031
Footwear and Related Apparel - 3.1%
            12,445    Skechers U.S.A., Inc. - Class A*                                                                      251,513
            10,420    Wolverine World Wide, Inc.                                                                            302,285
                                                                                                                            553,798
Gas - Distribution - 1.1%
             3,097    Atmos Energy Corp.                                                                                     78,974
             4,082    Piedmont Natural Gas Company, Inc.                                                                    107,193
                                                                                                                            186,167
Hazardous Waste Disposal - 1.3%
            14,170    Newalta Income Fund                                                                                   236,811
Human Resources - 1.3%
            13,210    Resources Connection, Inc.*                                                                           236,063
Internet Applications Software - 0.6%
             9,713    Interwoven, Inc.*                                                                                     103,735
Internet Incubators - 1.3%
           156,394    Safeguard Scientifics, Inc.*                                                                          233,027
Investment Companies - 0.7%
            11,595    Hercules Technology Growth Capital, Inc.                                                              125,922
Investment Management and Advisory Services - 0.5%
             4,121    National Financial Partners Corp.                                                                      92,599
Lasers - Systems and Components - 3.3%
             9,015    Cymer, Inc.*                                                                                          234,751
            12,790    Excel Technology, Inc.*                                                                               344,817
                                                                                                                            579,568
Machinery - Electrical - 1.0%
             4,877    Regal-Beloit Corp.                                                                                    178,645
Machinery - General Industrial - 2.3%
            13,395    Applied Industrial Technologies, Inc.                                                                 400,377
Medical - Outpatient and Home Medical Care - 0.7%
             7,790    LHC Group LLC*                                                                                        130,872
Medical Instruments - 1.3%
             9,126    CONMED Corp.*                                                                                         233,991
Multi-Line Insurance - 1.2%
             8,074    American Financial Group, Inc.                                                                        206,371
Non-Ferrous Metals - 1.4%
             5,446    RTI International Metals, Inc.*                                                                       246,214
Oil - Field Services - 1.1%
            12,133    TETRA Technologies, Inc.*                                                                             192,187
Oil and Gas Drilling - 1.2%
             2,375    Atwood Oceanics, Inc.*                                                                                217,835
Oil Companies - Exploration and Production - 4.8%
             7,542    Forest Oil Corp.*                                                                                     369,255
             9,595    Mariner Energy, Inc.*                                                                                 259,161
             5,793    St. Mary Land & Exploration Co.                                                                       223,031
                                                                                                                            851,447
Printing - Commercial - 3.3%
            22,297    Cenveo, Inc.*                                                                                         233,227
             6,399    Consolidated Graphics, Inc.*                                                                          358,663
                                                                                                                            591,890
Real Estate Management/Services - 0.8%
             1,885    Jones Lang LaSalle, Inc.                                                                              145,786
Recreational Vehicles - 0.6%
             2,350    Polaris Industries, Inc.                                                                               96,374
REIT - Diversified - 1.9%
            26,020    CapLease, Inc.                                                                                        202,175
             3,940    Digital Realty Trust, Inc.                                                                            139,870
                                                                                                                            342,045
REIT - Health Care - 1.2%
             6,170    Nationwide Health Properties, Inc.                                                                    208,238
REIT - Office Property - 2.0%
             2,207    Alexandria Real Estate Equities, Inc.                                                                 204,633
             3,026    Kilroy Realty Corp.                                                                                   148,607
                                                                                                                            353,240
REIT - Regional Malls - 2.0%
             6,811    Taubman Centers, Inc.                                                                                 354,853
REIT - Shopping Centers - 1.1%
             7,827    Acadia Realty Trust                                                                                   189,022
REIT - Warehouse and Industrial - 0.8%
             9,777    First Potomac Realty Trust                                                                            150,272
Resorts and Theme Parks - 1.4%
             5,295    Vail Resorts, Inc.*                                                                                   255,696
Retail - Apparel and Shoe - 1.8%
             8,055    Gymboree Corp.*                                                                                       321,233
Semiconductor Components/Integrated Circuits - 1.2%
            63,520    Atmel Corp.*                                                                                          221,050
Telecommunication Equipment - 1.6%
            48,650    Arris Group, Inc.*                                                                                    283,143
Transportation - Equipment and Leasing - 1.9%
             8,461    GATX Corp.                                                                                            330,571
Transportation - Marine - 2.2%
            21,155    Horizon Lines, Inc. - Class A                                                                         393,695
Transportation - Truck - 2.8%
            15,430    Old Dominion Freight Line, Inc.*                                                                      491,137
Water - 0.9%
             4,668    American States Water Co.                                                                             168,048
Wire and Cable Products - 1.3%
             6,654    Belden, Inc.                                                                                          235,019
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost  $18,450,952)                                                                                   17,498,083
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.3%
           230,898    Janus Institutional Cash Management Fund - Institutional Shares, 3.13% (cost $230,898)                230,898
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $18,681,850) - 100%                                                                    $   17,728,981
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bahamas                                         $      353,628              2.0%
Canada                                                 236,811              1.3%
Cayman Islands                                          58,911              0.3%
United States++                                     17,079,631             96.4%
--------------------------------------------------------------------------------
Total                                           $   17,728,981            100.0%
                                                ==============   ==============

++    Includes Short-Term Securities (95.1% excluding Short-Term Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008
--------------------------------------------------------------------------------
Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $ 17,498,083
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                            230,898
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                               $ 17,728,981
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT  Real Estate Investment Trust

*     Non-income-producing security.

Janus Aspen Worldwide Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.3%
Agricultural Chemicals - 2.6%
            76,160    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                         $   11,820,794
            74,908    Syngenta A.G.                                                                                      21,944,178
                                                                                                                         33,764,972
Apparel Manufacturers - 2.3%
         2,422,100    Esprit Holdings, Ltd.                                                                              29,027,089
Applications Software - 1.0%
         4,500,665    Misys PLC                                                                                          12,366,750
Audio and Video Products - 0.9%
           303,500    Sony Corp.                                                                                         12,142,999
Automotive - Cars and Light Trucks - 0%
                15    Nissan Motor Company, Ltd.                                                                                125
Broadcast Services and Programming - 1.1%
           427,760    Liberty Global, Inc. - Class A*                                                                    14,578,061
Building - Residential and Commercial - 7.6%
           884,415    Centex Corp.                                                                                       21,411,687
           906,000    Lennar Corp. - Class A#                                                                            17,041,860
         1,497,065    Pulte Homes, Inc.#                                                                                 21,782,296
         1,091,430    Ryland Group, Inc.#                                                                                35,897,132
                                                                                                                         96,132,975
Building and Construction Products - Miscellaneous - 1.1%
           381,485    USG Corp.*,#                                                                                       14,046,278
Casino Hotels - 1.2%
         1,431,478    Crown, Ltd.*                                                                                       13,765,014
         1,632,000    Galaxy Entertainment Group, Ltd.*,#                                                                 1,219,940
                                                                                                                         14,984,954
Cellular Telecommunications - 1.0%
         4,352,188    Vodafone Group PLC                                                                                 13,030,370
Chemicals - Diversified - 1.2%
           306,600    Shin-Etsu Chemical Company, Ltd.                                                                   15,913,561
Computers - 4.7%
         3,050,325    Dell, Inc.*                                                                                        60,762,474
Distribution/Wholesale - 1.0%
         3,448,800    Li & Fung, Ltd.                                                                                    12,904,577
Diversified Operations - 0.9%
           265,333    Tyco International, Ltd.                                                                           11,687,919
E-Commerce/Products - 1.0%
           172,453    Amazon.com, Inc.*,#                                                                                12,295,899
E-Commerce/Services - 6.0%
         1,813,830    eBay, Inc.*                                                                                        54,124,686
           473,745    Expedia, Inc.*,#                                                                                   10,370,278
           547,855    IAC/InterActiveCorp*                                                                               11,373,470
                                                                                                                         75,868,434
Electronic Components - Miscellaneous - 3.4%
           819,119    Koninklijke (Royal) Philips Electronics N.V.#                                                      31,358,045
           349,993    Tyco Electronics, Ltd.                                                                             12,011,760
                                                                                                                         43,369,805
Electronic Components - Semiconductors - 2.2%
         3,562,540    ARM Holdings PLC                                                                                    6,219,793
            16,840    Samsung Electronics Company, Ltd.                                                                  10,703,276
           397,710    Texas Instruments, Inc.                                                                            11,243,262
                                                                                                                         28,166,331
Energy - Alternate Sources - 0.3%
            92,620    Suntech Power Holdings Company, Ltd. (ADR)*                                                         3,756,667
Finance - Consumer Loans - 0.7%
           581,170    SLM Corp.#                                                                                          8,920,960
Finance - Investment Bankers/Brokers - 3.9%
           845,908    JP Morgan Chase & Co.                                                                              36,331,748
           479,704    UBS A.G.                                                                                           13,965,062
                                                                                                                         50,296,810
Finance - Mortgage Loan Banker - 1.8%
           227,925    Fannie Mae                                                                                          5,998,986
           245,510    Freddie Mac                                                                                         6,216,313
           176,922    Housing Development Finance Corporation, Ltd.                                                      10,549,106
                                                                                                                         22,764,405
Finance - Other Services - 0.4%
            11,925    CME Group, Inc.                                                                                     5,594,018
Insurance Brokers - 2.9%
         1,099,637    Willis Group Holdings, Ltd.                                                                        36,958,800
Investment Companies - 0.1%
           125,446    RHJ International*                                                                                  1,417,520
Medical - Biomedical and Genetic - 0.9%
           267,375    Amgen, Inc.*                                                                                       11,170,928
Medical - Drugs - 1.5%
           188,145    Merck & Company, Inc.                                                                               7,140,103
            66,254    Roche Holding A.G.                                                                                 12,477,368
                                                                                                                         19,617,471
Medical - HMO - 1.7%
           137,845    Aetna, Inc.                                                                                         5,801,896
           109,560    Coventry Health Care, Inc.*                                                                         4,420,746
           333,015    UnitedHealth Group, Inc.                                                                           11,442,395
                                                                                                                         21,665,037
Medical Products - 0.9%
           273,963    Covidien, Ltd.                                                                                     12,122,863
Networking Products - 1.4%
           765,620    Cisco Systems, Inc.*                                                                               18,443,786
Pharmacy Services - 0.8%
           238,150    Medco Health Solutions, Inc.*                                                                      10,428,589
Property and Casualty Insurance - 4.4%
           625,385    First American Corp.                                                                               21,225,567
           958,000    Millea Holdings, Inc.                                                                              35,454,019
                                                                                                                         56,679,586
Radio - 0%
                 2    Citadel Broadcasting Corp.                                                                                  3
Real Estate Management/Services - 1.9%
           169,100    Daito Trust Construction Company, Ltd.                                                              8,747,688
           649,000    Mitsubishi Estate Company, Ltd.                                                                    15,808,330
                                                                                                                         24,556,018
Real Estate Operating/Development - 1.1%
         3,065,000    CapitaLand, Ltd.                                                                                   14,300,489
Reinsurance - 2.6%
             7,378    Berkshire Hathaway, Inc. - Class B*                                                                33,001,056
Retail - Apparel and Shoe - 1.3%
           291,224    Industria de Diseno Textil S.A.                                                                    16,177,834
Retail - Consumer Electronics - 1.5%
           223,520    Yamada Denki Company, Ltd.                                                                         19,368,212
Retail - Drug Store - 0.9%
           300,155    CVS/Caremark Corp.                                                                                 12,159,279
Retail - Major Department Stores - 1.0%
           122,000    Sears Holdings Corp.*,#                                                                            12,454,980
Schools - 0.4%
           122,200    Apollo Group, Inc. - Class A*                                                                       5,279,040
Semiconductor Components/Integrated Circuits - 1.1%
         1,322,650    Marvell Technology Group, Ltd.*                                                                    14,390,432
Semiconductor Equipment - 0.5%
           246,702    ASML Holding N.V.*                                                                                  6,066,177
Telecommunication Equipment - Fiber Optics - 0.6%
           317,550    Corning, Inc.                                                                                       7,633,902
Telephone - Integrated - 0.6%
         1,175,765    Sprint Nextel Corp.                                                                                 7,865,868
Television - 5.3%
         6,174,765    British Sky Broadcasting Group PLC                                                                 68,420,398
Transportation - Services - 1.1%
           187,415    United Parcel Service, Inc. - Class B                                                              13,685,043
Water Treatment Services - 0.4%
           272,270    Nalco Holding Co.                                                                                   5,758,511
Web Portals/Internet Service Providers - 5.5%
         2,415,985    Yahoo!, Inc.*                                                                                      69,894,445
Wireless Equipment - 2.6%
           705,570    Nokia Oyj                                                                                          22,444,651
         5,624,295    Telefonaktiebolaget L.M. Ericsson - Class B#                                                       11,056,291
                                                                                                                         33,500,942
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,100,546,677)                                                                              1,145,393,642
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.6%
        22,223,857    Janus Institutional Cash Management Fund -Institutional Shares, 3.13%                              22,223,857
        11,727,450    Janus Institutional Money Market Fund - Institutional Shares, 3.10%                                11,727,450
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $33,951,307)                                                                                   33,951,307
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.1%
        28,794,989    Allianz Dresdner Daily Asset Funds+                                                                28,794,989
         6,317,242    Repurchase Agreement+                                                                               6,317,242
                      Time Deposits:
         6,317,242       Abbey National Treasury, N.A., 2.625%, 4/1/08+                                                   6,317,242
         4,384,904       ABN-AMRO Bank N.V., N.A., 2.375%, 4/1/08+                                                        4,384,904
         6,443,587       Bank of Scotland PLC, N.A., 2.90%, 4/1/08+                                                       6,443,587
         6,317,242       BNP Paribas, New York, N.A., 3.00%, 4/1/08+                                                      6,317,242
         6,009,207       Calyon, N.A., 3.00%, 4/1/08+                                                                     6,009,207
         6,317,242       Danske Bank, Cayman Islands, N.A., 3.05%, 4/1/08+                                                6,317,242
         3,790,345       Dresdner Bank A.G., N.A., 2.00%, 4/1/08+                                                         3,790,345
         6,317,242       ING Bank N.V., Amsterdam, N.A., 3.00%, 4/1/08+                                                   6,317,242
         6,317,242       Lloyd's TSB Group PLC, N.A., 2.85%, 4/1/08+                                                      6,317,242
           897,713       Natixis, N.A., 2.70%, 4/1/08+                                                                      897,713
         3,158,621       Natixis, N.A., 2.75%, 4/1/08+                                                                    3,158,621
         6,633,104       Nordea Bank Finland PLC, N.A., 2.8125%, 4/1/08+                                                  6,633,104
         6,317,242       Wells Fargo Bank, N.A., 2.50%, 4/1/08+                                                           6,317,242
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $104,333,164)                                                                              104,333,164
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,238,831,148) - 100.0%                                                               $1,283,678,113
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                       $   13,765,014              1.1%
Belgium                                              1,417,520              0.1%
Bermuda                                            129,103,439             10.0%
Canada                                              11,820,794              0.9%
Cayman Islands                                       3,756,667              0.3%
Finland                                             22,444,651              1.7%
Hong Kong                                            1,219,940              0.1%
India                                               10,549,106              0.8%
Japan                                              107,434,933              8.4%
Korea, Republic                                     10,703,276              0.8%
Netherlands                                         37,424,222              3.0%
Singapore                                           14,300,489              1.1%
Spain                                               16,177,834              1.3%
Sweden                                              11,056,291              0.9%
Switzerland                                         48,386,609              3.8%
United Kingdom                                     100,037,311              7.8%
United States++                                    744,080,017             57.9%
--------------------------------------------------------------------------------
Total                                           $1,283,678,113            100.0%
                                                ==============   ==============

++ Includes Short-Term Securities and Other Securities (47.2% excluding Short-Term Securities and Other Securities)

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2008. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of the fiscal period ended March 31, 2008
--------------------------------------------------------------------------------
Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $1,145,393,642
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                        138,284,471
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                             $1,283,678,113
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR   American Depositary Receipt

PLC   Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Foreign Stock Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Fundamental Equity Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Large Cap Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio, Janus Aspen Small Company Value Portfolio and Janus Aspen Worldwide Growth Portfolio (collectively the "Portfolios" and individually a "Portfolio"). The Portfolios are part of Janus Aspen Series (the "Trust").

Investment Valuation

Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Aspen Money Market Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of non-valued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Under a repurchase agreement a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure that its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Portfolios do not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in unaffiliated money market funds or other accounts, mutually agreed to by the Portfolios and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of March 31, 2008, the following Portfolios had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                                        Value at
Portfolio                                                         March 31, 2008
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                      $444,456,489
Janus Aspen Flexible Bond Portfolio                                   84,533,952
Janus Aspen Foreign Stock Portfolio                                    1,427,182
Janus Aspen Forty Portfolio                                           14,568,758
Janus Aspen Fundamental Equity Portfolio                                 175,200
Janus Aspen Global Life Sciences Portfolio                             2,567,209
Janus Aspen Global Technology Portfolio                                6,197,538
Janus Aspen Growth and Income Portfolio                                1,992,201
Janus Aspen INTECH Risk-Managed Core Portfolio                            85,221
Janus Aspen INTECH Risk-Managed Growth Portfolio                          40,899
Janus Aspen International Growth Portfolio                            81,941,061
Janus Aspen Large Cap Growth Portfolio                                57,485,435
Janus Aspen Mid Cap Growth Portfolio                                 118,668,109
Janus Aspen Mid Cap Value Portfolio                                    2,702,263
Janus Aspen Worldwide Growth Portfolio                               100,840,585
--------------------------------------------------------------------------------

As of March 31, 2008, the following Portfolios received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                              Cash Collateral at
Portfolio                                                         March 31, 2008
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                      $455,490,808
Janus Aspen Flexible Bond Portfolio                                   86,412,994
Janus Aspen Foreign Stock Portfolio                                    1,498,699
Janus Aspen Forty Portfolio                                           14,995,060
Janus Aspen Fundamental Equity Portfolio                                 178,750
Janus Aspen Global Life Sciences Portfolio                             2,658,704
Janus Aspen Global Technology Portfolio                                6,427,496
Janus Aspen Growth and Income Portfolio                                2,038,203
Janus Aspen INTECH Risk-Managed Core Portfolio                            88,303
Janus Aspen INTECH Risk-Managed Growth Portfolio                          42,113
Janus Aspen International Growth Portfolio                            85,486,371
Janus Aspen Large Cap Growth Portfolio                                60,258,003
Janus Aspen Mid Cap Growth Portfolio                                 122,182,991
Janus Aspen Mid Cap Value Portfolio                                    2,780,599
Janus Aspen Worldwide Growth Portfolio                               104,333,164
--------------------------------------------------------------------------------

As of March 31, 2008, all cash collateral received by the Portfolios was invested in the Allianz Dresdner Daily Asset Fund except as indicated in the following tables:

--------------------------------------------------------------------------------
Portfolio                                                  Repurchase Agreements
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                       $23,184,450
Janus Aspen Flexible Bond Portfolio                                    3,819,441
Janus Aspen Foreign Stock Portfolio                                       87,905
Janus Aspen Forty Portfolio                                              324,132
Janus Aspen Fundamental Equity Portfolio                                  14,949
Janus Aspen Global Life Sciences Portfolio                               146,733
Janus Aspen Global Technology Portfolio                                  192,027
Janus Aspen Growth and Income Portfolio                                  121,536
Janus Aspen INTECH Risk-Managed Core Portfolio                             7,385
Janus Aspen INTECH Risk-Managed Growth Portfolio                           3,522
Janus Aspen International Growth Portfolio                             6,618,781
Janus Aspen Large Cap Growth Portfolio                                 4,803,778
Janus Aspen Mid Cap Growth Portfolio                                   8,424,026
Janus Aspen Mid Cap Value Portfolio                                      131,537
Janus Aspen Worldwide Growth Portfolio                                 6,317,242
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio                                                          Time Deposits
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                      $254,042,712
Janus Aspen Flexible Bond Portfolio                                   41,851,373
Janus Aspen Foreign Stock Portfolio                                      963,218
Janus Aspen Forty Portfolio                                            3,551,662
Janus Aspen Fundamental Equity Portfolio                                 163,801
Janus Aspen Global Life Sciences Portfolio                             1,607,821
Janus Aspen Global Technology Portfolio                                2,104,126
Janus Aspen Growth and Income Portfolio                                1,331,727
Janus Aspen INTECH Risk-Managed Core Portfolio                            80,918
Janus Aspen INTECH Risk-Managed Growth Portfolio                          38,591
Janus Aspen International Growth Portfolio                            72,525,036
Janus Aspen Large Cap Growth Portfolio                                52,637,210
Janus Aspen Mid Cap Growth Portfolio                                  92,305,938
Janus Aspen Mid Cap Value Portfolio                                    1,441,312
Janus Aspen Worldwide Growth Portfolio                                69,220,933
--------------------------------------------------------------------------------

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

Futures Contracts

The Portfolios, except Janus Aspen Money Market Portfolio, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments. Such collateral is in the possession of the Portfolios' custodian.

Swaps

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio, and Janus Aspen Money Market Portfolio may enter into swap agreements to hedge their exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

Forward Currency Transactions

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio and Janus Aspen Money Market Portfolio, may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure that its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held at March 31, 2008. Unrealized net appreciation or depreciation of investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities held at March 31, 2008, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen INTECH Risk-Managed Growth Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that a Portfolio owns, or selling short a security that a Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities by locking in gains. A Portfolio does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Portfolio borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio and Janus Aspen Money Market Portfolio, may also engage in other short sales. A Portfolio may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. The total market value of all of a Portfolio's short sales positions other than against the box will not exceed 10% of its net assets. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that the Portfolio will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. There is no limit to the size of any loss that a Portfolio may recognize upon termination of a short sale. Short sales held by a Portfolio are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable).

Mortgage Dollar Rolls

Janus Aspen Flexible Bond Portfolio may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Portfolio sells a mortgage-related security (such as a Government National Mortgage Association ("Ginnie Mae") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. The Portfolio will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Portfolio's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Federal National Mortgage Association ("Fannie Mae") and/or Federal Home Loan Mortgage Corporation ("Freddie Mac") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Floating Rate Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Inter-Bank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks ("Prime Rate") or the rate paid on large certificates of deposit traded in the secondary markets ("CD Rate"). If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Bank Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Portfolio invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year LIBOR.

The Portfolios may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range for the quarter ended March 31, 2008 are indicated in the table below.

--------------------------------------------------------------------------------
Portfolio                                          Average            Rates
                                                   Monthly
                                                  Borrowings
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                    $4,716,854       1.50% - 7.08%
Janus Aspen Flexible Bond Portfolio                2,344,051       2.025%- 8.24%
--------------------------------------------------------------------------------

Additional Investment Risk

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer. Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen INTECH Risk-Managed Growth Portfolio do not intend to invest in high-yield/high-risk bonds.

Options Contracts

The Portfolios, except Janus Aspen Money Market Portfolio, may purchase or write put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio and Janus Aspen Money Market Portfolio, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in Long-Term Equity Anticipation Securities (LEAPS), which are long-term option contracts that can be maintained for a period of up to three years. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Holdings designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The Portfolios may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Portfolios pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the three-month period ended March 31, 2008 is indicated in the tables below:

Call Options                                            Number of Contracts       Premiums Received
---------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2007                        142                    $136,364
Options written                                                  -                         -
Options closed                                                 (142)                   (136,364)
Options expired                                                  -                         -
Options exercised                                                -                         -
---------------------------------------------------------------------------------------------------------
Options outstanding at March 31, 2008                            -                        $ -
---------------------------------------------------------------------------------------------------------

Call Options                                            Number of Contracts       Premiums Received
---------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Options outstanding at December 31, 2007                        380                     $30,390
Options written                                                10,230                  1,788,882
Options closed                                                   -                         -
Options expired                                                (380)                    (30,390)
Options exercised                                                -                         -
---------------------------------------------------------------------------------------------------------
Options outstanding at March 31, 2008                          10,230                  $1,788,882
---------------------------------------------------------------------------------------------------------

Put Options                                             Number of Contracts       Premiums Received
---------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Options outstanding at December 31, 2007                        211                     $23,606
Options written                                                9,571                   1,011,040
Options closed                                                   -                         -
Options expired                                                (211)                    (23,606)
Options exercised                                                -                         -
---------------------------------------------------------------------------------------------------------
Options outstanding at March 31, 2008                          9,571                   $1,011,040
---------------------------------------------------------------------------------------------------------

Call Options                                            Number of Contracts        Premiums Received
---------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio
Options outstanding at December 31, 2007                         -                        $ -
Options written                                                 604                      6,737
Options closed                                                   -                         -
Options expired                                                  -                         -
Options exercised                                                -                         -
---------------------------------------------------------------------------------------------------------
Options outstanding at March 31, 2008                           604                     $6,737
---------------------------------------------------------------------------------------------------------

Put Options                                            Number of Contracts         Premiums Received
---------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio
Options outstanding at December 31, 2007                      5,643                    $176,165
Options written                                               6,192                     201,651
Options closed                                               (6,546)                   (188,899)
Options expired                                                 -                          -
Options exercised                                               -                          -
---------------------------------------------------------------------------------------------------------
Options outstanding at March 31, 2008                         5,289                    $188,917
---------------------------------------------------------------------------------------------------------

Interfund Lending

Pursuant to an exemptive order received from the SEC, each Portfolio may be party to an interfund lending agreement between the Portfolio and other Janus Capital sponsored mutual funds, which permits it to borrow or lend cash at a rate beneficial to both the borrowing and lending portfolios. Outstanding borrowings from all sources totaling 10% or more of a borrowing Portfolios' total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

Initial Public Offerings

The Portfolios, except Janus Aspen Money Market Portfolio, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

Equity-Linked Structured Notes

The Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Restricted Securities Transactions

Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

The Portfolios may invest in money market funds, including funds managed by Janus Capital. During the period ended March 31, 2008, the following Portfolios had the following affiliated purchases and sales:

                                                            Purchases        Sales         Dividend        Value
                                                           Shares/Cost    Shares/Cost       Income       at 3/31/08
-------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund - Institutional
Shares
Janus Aspen Balanced Portfolio                             $ 74,324,295   $ 59,393,795   $    132,745   $ 30,769,000
Janus Aspen Flexible Bond Portfolio                          17,195,424     13,391,759        142,858     14,362,887
Janus Aspen Foreign Stock Portfolio                             164,373        784,917         15,925      1,212,030
Janus Aspen Forty Portfolio                                  64,019,473     51,029,925        248,415     49,411,048
Janus Aspen Fundamental Equity Portfolio                        451,028        442,348            575        117,650
Janus Aspen Global Life Sciences
Portfolio                                                     1,235,235      1,541,235            738        114,000
Janus Aspen Global Technology Portfolio                       2,243,286     11,290,294         26,968             --
Janus Aspen Growth and Income Portfolio                       2,642,784      2,702,119         25,215      2,871,095
Janus Aspen INTECH Risk-Managed Core
Portfolio                                                     6,999,971      7,326,349          4,865        114,000
Janus Aspen INTECH Risk-Managed Growth
Portfolio                                                        69,931        178,345            537         30,586
Janus Aspen International Growth
Portfolio                                                   134,751,173     85,943,559        213,848     58,840,600
Janus Aspen Large Cap Growth Portfolio                       83,010,168     67,713,877        493,033     79,900,712
Janus Aspen Mid Cap Growth Portfolio                         54,857,126     65,914,893        245,828      4,540,079
Janus Aspen Mid Cap Value Portfolio                                  --             --             --             --
Janus Aspen Small Company Value Portfolio                     1,063,939      2,014,741          8,006        230,898
Janus Aspen Worldwide Growth Portfolio                       17,025,870     12,322,312        166,427     22,223,857
--------------------------------------------------------------------------------------------------------------------
                                                           $460,054,074   $381,990,467   $  1,725,983   $264,738,442
--------------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund - Institutional
Shares
Janus Aspen Balanced Portfolio                          $ 64,289,246   $ 80,917,746   $     57,182   $    455,000
Janus Aspen Flexible Bond Portfolio                       29,434,241     29,911,241         34,427        828,000
Janus Aspen Foreign Stock Portfolio                          951,774      2,024,084          4,667             --
Janus Aspen Forty Portfolio                               82,945,074     82,945,074        244,621             --
Janus Aspen Fundamental Equity Portfolio                   1,731,785      1,580,435          1,056        151,350
Janus Aspen Global Life Sciences
Portfolio                                                  2,054,437      1,796,437            668        258,000
Janus Aspen Global Technology Portfolio                    5,716,238      5,662,238          6,915         54,000
Janus Aspen Growth and Income Portfolio                    4,698,908      5,323,811          4,420         41,000
Janus Aspen INTECH Risk-Managed Core
Portfolio                                                  6,621,374      6,621,374          3,936             --
Janus Aspen INTECH Risk-Managed Growth
Portfolio                                                    181,655        164,655             88         17,000
Janus Aspen International Growth
Portfolio                                                 89,040,092     80,943,692        176,598      8,736,400
Janus Aspen Large Cap Growth Portfolio                    97,448,123     97,448,123        122,433             --
Janus Aspen Mid Cap Growth Portfolio                      32,939,107     26,485,107         14,138      6,454,000
Janus Aspen Mid Cap Value Portfolio                               --             --             --             --
Janus Aspen Small Company Value Portfolio                    582,259        754,259            242             --
Janus Aspen Worldwide Growth Portfolio                    58,737,846     55,268,688         55,818     11,727,450
--------------------------------------------------------------------------------------------------------------------
                                                        $477,372,158   $477,847,033   $    727,209   $ 28,722,200
--------------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of March 31, 2008, the Portfolios' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

---------------------------------------------------------------------------------------------------------------------
             Portfolio                              Federal Tax       Unrealized       Unrealized           Net
                                                        Cost         Appreciation    (Depreciation)     Appreciation/
                                                                                                       (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                     $2,004,586,500   $  316,059,460   $  (53,851,610)   $  262,207,850
Janus Aspen Flexible Bond Portfolio                   412,241,006       12,774,089         (870,371)       11,903,718
Janus Aspen Foreign Stock Portfolio                    15,517,105        6,824,753         (208,804)        6,615,949
Janus Aspen Forty Portfolio                           790,151,905      490,986,846      (33,081,616)      457,905,230
Janus Aspen Fundamental Equity Portfolio               13,255,327          735,400       (1,076,161)         (340,761)
Janus Aspen Global Life Sciences Portfolio             25,371,013        3,784,583       (2,220,717)        1,563,866
Janus Aspen Global Technology Portfolio               130,946,466       24,248,350      (18,980,020)        5,268,330
Janus Aspen Growth and Income Portfolio                64,279,654       11,539,640       (5,057,982)        6,481,658
Janus Aspen INTECH Risk-Managed Core Portfolio         29,018,689          802,850       (1,523,801)         (720,951)
Janus Aspen INTECH Risk-Managed Growth Portfolio       10,241,893          669,645         (891,002)         (221,357)
Janus Aspen International Growth Portfolio          2,305,097,213      692,567,525     (217,832,659)      474,734,866
Janus Aspen Large Cap Growth Portfolio              1,878,614,378      164,869,137     (141,508,753)       23,360,384
Janus Aspen Mid Cap Growth Portfolio                  767,186,557      235,178,517      (69,255,284)      165,923,233
Janus Aspen Mid Cap Value Portfolio                    72,896,019        7,833,821       (6,459,683)        1,374,138
Janus Aspen Money Market Portfolio                     20,575,337               --               --                --
Janus Aspen Small Company Value Portfolio              18,787,173        2,036,687       (3,094,879)       (1,058,192)
Janus Aspen Worldwide Growth Portfolio              1,250,390,385      192,251,023     (158,963,295)       33,287,728
---------------------------------------------------------------------------------------------------------------------

New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and also applies to all open tax years as of the date of effectiveness. Management has evaluated the Portfolios' tax positions taken on federal income tax returns for purposes of implementing the Interpretation and has determined that no provision for income tax is required in the Portfolios' financial statements. Management is not aware of any events that are reasonably possible to occur that would result in any unrecognized future tax benefits significantly impacting the Portfolios.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to SFAS No. 157. These inputs are summarized into three broad levels: Level 1- quoted prices in active markets for identical securities; Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and Level 3 - significant unobservable inputs (including the Portfolios' own assumption in determining the fair value of investments) . The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.



Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Aspen Series

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 8, 2008

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: May 8, 2008